DIMENSIONAL EMERGING MARKETS VALUE FUND
PORTFOLIO HOLDINGS REPORT
July 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.0%)
BELGIUM — (0.0%)
	Titan Cement International SA	53,230	$1,007,451
BRAZIL — (4.2%)
*	Alliar Medicos A Frente SA	200,100	389,577
*	Anima Holding SA	75,000	165,603
	Banco Bradesco SA, ADR	1,092,950	5,104,077
	Banco Bradesco SA	1,974,618	7,829,091
	Banco do Brasil SA	2,909,086	17,667,046
	Banco Santander Brasil SA	1,088,506	8,472,718
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	332,563	1,844,717
*	BRF SA	208,600	1,026,128
*	C&A Modas Ltda	34,400	78,268
	Camil Alimentos SA	625,691	1,069,198
	Cia Brasileira de Distribuicao	684,958	4,080,881
	Cielo SA	851,819	552,805
*	Cogna Educacao	2,659,401	1,858,632
	CSU Cardsystem SA	143,500	603,398
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	215,449	862,499
	Direcional Engenharia SA	628,557	1,533,905
*	Embraer SA	375,900	1,341,714
*	Embraer SA, Sponsored ADR	125,862	1,799,827
	Enauta Participacoes SA	681,873	1,962,516
	Even Construtora e Incorporadora SA	717,656	1,241,507
	Fras-Le SA	22,500	68,387
*	Gafisa SA	64,000	46,204
	Gafisa SA, ADR	164,984	234,293
#	Gerdau SA, Sponsored ADR	4,664,503	27,660,503
	Gerdau SA	460,566	2,312,447
	Guararapes Confeccoes SA	20,600	69,692
	Helbor Empreendimentos SA	227,140	338,426
	Industrias Romi SA	248,266	1,103,034
*	International Meal Co. Alimentacao SA, Class A	464,842	346,294
*	Iochpe-Maxion SA	835,706	2,323,433
	JBS SA	1,619,291	9,964,628
	JHSF Participacoes SA	1,753,405	2,511,477
*	Marisa Lojas SA	721,250	1,070,467
	Mills Estruturas e Servicos de Engenharia SA	71,300	109,382
	Movida Participacoes SA	59,200	254,725
	MRV Engenharia e Participacoes SA	142,300	391,798
*	Petro Rio SA	508,115	1,741,440
	Petrobras Distribuidora SA	176,700	961,150
	Petroleo Brasileiro SA, Sponsored ADR	10,919,479	112,033,854
	Petroleo Brasileiro SA, Sponsored ADR	5,953,203	63,520,676
	Petroleo Brasileiro SA	9,916,353	52,359,182
	Positivo Tecnologia SA	110,600	268,630
	Sao Carlos Empreendimentos e Participacoes SA	60,300	483,372
	Sao Martinho SA	29,200	179,800
	Sendas Distribuidora SA	228,658	3,805,515
	SLC Agricola SA	532,343	4,599,517
*	Suzano SA, Sponsored ADR	64,514	672,879
*	Tecnisa SA	200,248	271,060
	TIM SA	158,500	344,496
	Trisul SA	290,805	486,885
*	Tupy SA	504,102	2,119,682
	Ultrapar Participacoes SA	60,271	204,597

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas	549,500	$2,214,564
	Vale SA	10,579,377	220,921,247
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	222,837	378,651
TOTAL BRAZIL			575,856,494
CHILE — (0.7%)
	Besalco SA	530,992	188,919
*	Camanchaca SA	1,334,309	72,607
	CAP SA	866,143	15,008,572
	Cementos BIO BIO SA	665,307	646,914
	Cencosud SA	7,919,513	14,363,728
	Cia Sud Americana de Vapores SA	48,651,513	3,819,626
	Cristalerias de Chile SA	264,624	906,623
	Empresa Nacional de Telecomunicaciones SA	712,006	3,425,465
	Empresas CMPC SA	5,803,137	12,540,958
	Empresas COPEC SA	1,931,067	16,667,201
*	Empresas Hites SA	1,783,807	313,683
*	Empresas La Polar SA	18,620,639	296,896
#	Enel Americas SA, ADR	1,278,387	8,744,167
	Enel Americas SA	14,911,044	2,072,340
	Enel Chile SA, ADR	317,739	826,121
	Grupo Security SA	3,945,934	618,498
	Inversiones Aguas Metropolitanas SA	2,266,399	1,215,500
*	Itau CorpBanca Chile SA	568,841,776	1,445,182
*	Latam Airlines Group SA	736,124	1,939,627
*	Masisa SA	9,310,884	158,272
	PAZ Corp. SA	1,674,672	883,628
*	Ripley Corp. SA	3,512,815	752,338
	Salfacorp SA	2,200,300	1,090,169
	Sigdo Koppers SA	187,924	161,951
	SMU SA	449,171	46,048
	Sociedad Matriz SAAM SA	47,849,739	2,963,476
	Socovesa SA	4,089,741	804,060
	SONDA SA	53,757	28,335
	Vina Concha y Toro SA	1,394,046	2,422,958
TOTAL CHILE			94,423,862
CHINA — (30.9%)
*	360 Security Technology, Inc., Class A	661,700	1,225,872
*	361 Degrees International, Ltd.	5,729,000	2,440,305
#*	3SBio, Inc.	4,591,000	3,825,302
	5I5J Holding Group Co., Ltd., Class A	1,102,800	614,331
	AAC Technologies Holdings, Inc.	3,268,000	19,614,891
	AAG Energy Holdings, Ltd.	308,000	43,605
	Accelink Technologies Co., Ltd., Class A	171,600	729,764
	Advanced Technology & Materials Co., Ltd., Class A	275,600	425,569
	AECC Aero-Engine Control Co., Ltd., Class A	244,300	781,089
	AECC Aviation Power Co., Ltd., Class A	345,407	2,934,937
*	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	419,623	548,690
	Agile Group Holdings, Ltd.	10,812,999	11,830,004
	Agricultural Bank of China, Ltd., Class H	95,473,000	31,837,696
*	Air China, Ltd., Class H	11,158,000	7,115,011
	Aisino Corp., Class A	596,467	1,112,221
	Ajisen China Holdings, Ltd.	3,383,000	622,106
*	Alibaba Group Holding, Ltd.	342,200	8,357,465
*	Alpha Group, Class A	286,500	238,539
*	Aluminum Corp. of China, Ltd., Class H	22,526,000	13,739,803

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Angang Steel Co., Ltd., Class H	9,163,632	$6,264,897
	Anhui Conch Cement Co., Ltd., Class H	7,897,000	37,770,577
	Anhui Construction Engineering Group Co., Ltd., Class A	454,600	268,449
	Anhui Guangxin Agrochemical Co., Ltd., Class A	89,500	391,437
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	499,340	502,008
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	414,960	328,228
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	378,200	563,434
	Anhui Xinhua Media Co., Ltd., Class A	683,764	455,955
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	748,604	1,702,466
#*	Anton Oilfield Services Group	18,960,000	1,084,700
	Aoshikang Technology Co., Ltd., Class A	49,300	801,019
	APT Satellite Holdings, Ltd.	154,000	45,812
	Asia Cement China Holdings Corp.	3,903,500	2,655,340
	AsiaInfo Technologies, Ltd.	446,000	666,956
#*	Asian Citrus Holdings, Ltd.	4,633,000	125,106
	Ausnutria Dairy Corp., Ltd.	1,564,000	1,481,854
	AVIC Electromechanical Systems Co., Ltd., Class A	27,400	42,069
	AVIC Industry-Finance Holdings Co., Ltd., Class A	2,732,900	1,639,342
	AviChina Industry & Technology Co., Ltd., Class H	12,969,000	9,722,545
#	BAIC Motor Corp., Ltd., Class H	12,987,500	4,636,525
*	Baidu, Inc., Sponsored ADR	883,875	144,964,339
	BAIOO Family Interactive, Ltd.	1,124,000	183,390
	Bank of Beijing Co., Ltd., Class A	5,995,822	3,985,453
	Bank of Changsha Co., Ltd., Class A	1,373,600	1,669,318
	Bank of Chengdu Co., Ltd., Class A	1,596,328	2,675,504
	Bank of China, Ltd., Class H	371,285,817	129,018,208
	Bank of Chongqing Co., Ltd., Class H	3,051,500	1,809,615
	Bank of Communications Co., Ltd., Class H	41,939,574	24,259,943
	Bank of Hangzhou Co., Ltd., Class A	1,844,805	3,462,212
	Bank of Jiangsu Co., Ltd., Class A	4,149,605	4,025,216
	Bank of Nanjing Co., Ltd., Class A	3,991,531	5,401,245
	Bank of Ningbo Co., Ltd., Class A	1,742,529	8,756,057
	Bank of Shanghai Co., Ltd., Class A	3,689,247	4,088,773
*	Bank of Tianjin Co., Ltd., Class H	29,000	12,782
*	Bank of Zhengzhou Co., Ltd., Class H	402,599	93,316
	Baoshan Iron & Steel Co., Ltd., Class A	7,814,777	9,581,173
	Baosheng Science and Technology Innovation Co., Ltd., Class A	196,050	121,807
*	Baoye Group Co., Ltd., Class H	1,613,120	811,645
	BBMG Corp., Class H	17,943,000	3,164,471
	Befar Group Co., Ltd., Class A	254,600	315,417
	Beibuwan Port Co., Ltd., Class A	258,100	307,354
	Beijing Capital Development Co., Ltd., Class A	425,200	313,857
	Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	3,783,279	1,859,611
*	Beijing Capital International Airport Co., Ltd., Class H	12,520,000	7,195,550
*	Beijing Capital Land, Ltd., Class H	9,182,589	2,887,035
#*	Beijing Energy International Holding Co., Ltd.	4,182,000	137,127
	Beijing Enlight Media Co., Ltd., Class A	195,500	269,987
*	Beijing Enterprises Clean Energy Group, Ltd.	4,880,000	57,737
	Beijing Enterprises Holdings, Ltd.	3,226,000	10,034,556
	Beijing Enterprises Water Group, Ltd.	17,900,000	6,570,659
*	Beijing Forever Technology Co., Ltd., Class A	128,600	144,540
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	255,190	590,849
#*	Beijing Health Holdings, Ltd.	3,048,000	47,520
*	Beijing Jetsen Technology Co., Ltd., Class A	87,500	56,887
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	34,500	170,083
	Beijing New Building Materials P.L.C., Class A	9,100	45,881
	Beijing North Star Co., Ltd., Class H	6,026,000	1,016,034
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	719,200	306,594

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	375,300	$623,175
	Beijing Originwater Technology Co., Ltd., Class A	775,200	830,803
*	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	81,200	72,766
	Beijing Shiji Information Technology Co., Ltd., Class A	134,398	420,992
*	Beijing Shougang Co., Ltd., Class A	756,666	829,417
	Beijing Sinnet Technology Co., Ltd., Class A	488,228	1,224,169
	Beijing SL Pharmaceutical Co., Ltd., Class A	427,200	613,867
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	367,135	273,907
	Beijing Thunisoft Corp., Ltd., Class A	169,434	460,605
#	Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	88,000	124,529
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	476,000	114,601
	Beijing Yanjing Brewery Co., Ltd., Class A	1,317,929	1,275,951
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	440,600	824,462
	Best Pacific International Holdings, Ltd.	396,000	116,895
	Bestsun Energy Co., Ltd., Class A	173,200	121,122
	Bestway Global Holding, Inc.	71,000	38,074
	Better Life Commercial Chain Share Co., Ltd., Class A	523,230	541,887
	Biem.L.Fdlkk Garment Co., Ltd., Class A	73,725	270,682
	Blue Sail Medical Co., Ltd., Class A	492,700	1,575,613
	Bluefocus Intelligent Communications Group Co., Ltd., Class A	971,800	828,138
	BOE Technology Group Co., Ltd., Class A	13,370,757	11,917,080
*	Bohai Leasing Co., Ltd., Class A	2,291,900	898,475
	Bosideng International Holdings, Ltd.	8,946,000	5,601,239
*	Boyaa Interactive International, Ltd.	1,548,000	92,888
	Bright Dairy & Food Co., Ltd., Class A	630,905	1,271,090
	Bright Real Estate Group Co., Ltd., Class A	171,200	58,908
	Brilliance China Automotive Holdings, Ltd.	16,650,000	11,730,407
*	BTG Hotels Group Co., Ltd., Class A	200,100	577,768
#	BYD Electronic International Co., Ltd.	3,850,000	19,558,602
	C C Land Holdings, Ltd.	16,603,429	3,995,869
*	C&D International Investment Group, Ltd.	408,000	708,872
#*	CA Cultural Technology Group, Ltd.	1,338,000	503,747
	Cabbeen Fashion, Ltd.	1,514,000	762,345
	Caitong Securities Co., Ltd., Class A	518,700	782,983
	Camel Group Co., Ltd., Class A	216,320	469,628
	Canny Elevator Co., Ltd., Class A	211,052	262,149
*	Capital Environment Holdings, Ltd.	12,116,000	277,825
	Carrianna Group Holdings Co., Ltd.	3,478,391	375,849
*	CECEP COSTIN New Materials Group, Ltd.	132,000	1,911
	CECEP Solar Energy Co., Ltd., Class A	1,309,900	1,425,326
	CECEP Wind-Power Corp., Class A	941,500	611,554
*	Central China Management Co., Ltd.	7,334,350	1,821,519
	Central China Real Estate, Ltd.	7,334,350	1,635,318
	Central China Securities Co., Ltd., Class H	217,000	39,673
	CGN New Energy Holdings Co., Ltd.	9,112,000	3,520,416
	CGN Nuclear Technology Development Co., Ltd., Class A	179,700	260,656
	Changchun Faway Automobile Components Co., Ltd., Class A	121,820	167,981
	Changjiang Securities Co., Ltd., Class A	1,260,190	1,348,237
	Changying Xinzhi Technology Co., Ltd., Class A	39,100	94,365
	Chanjet Information Technology Co., Ltd., Class H	14,000	30,312
	Chaowei Power Holdings, Ltd.	4,274,000	2,118,692
*	Cheetah Mobile, Inc., ADR	218,633	443,825
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	284,608	527,292
	Chengdu Hongqi Chain Co., Ltd., Class A	482,110	339,445
	China Aerospace International Holdings, Ltd.	12,534,000	1,032,708
#	China Aircraft Leasing Group Holdings, Ltd.	896,000	644,337
	China Aoyuan Group, Ltd.	7,667,000	4,903,229

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China BlueChemical, Ltd., Class H	14,140,878	$4,464,246
#*	China Boton Group Co., Ltd.	262,000	132,908
	China CAMC Engineering Co., Ltd., Class A	347,300	336,403
	China Cinda Asset Management Co., Ltd., Class H	53,481,000	9,084,272
#	China CITIC Bank Corp., Ltd., Class H	44,092,112	19,732,295
	China Coal Energy Co., Ltd., Class H	13,890,000	8,352,390
	China Common Rich Renewable Energy Investments, Ltd.	14,642,000	1,766,389
	China Communications Services Corp., Ltd., Class H	16,467,071	7,064,349
	China Conch Venture Holdings, Ltd.	2,833,500	10,330,538
	China Construction Bank Corp., Class H	448,552,101	312,435,992
	China CSSC Holdings, Ltd., Class A	375,700	863,035
*	China CYTS Tours Holding Co., Ltd., Class A	418,760	604,452
#*	China Dili Group	4,137,899	1,080,009
	China Dongxiang Group Co., Ltd.	19,415,000	2,629,301
	China Eastern Airlines Corp., Ltd., ADR	2,914	53,996
*	China Eastern Airlines Corp., Ltd., Class H	13,416,000	4,899,345
	China Electronics Optics Valley Union Holding Co., Ltd.	3,112,000	187,817
	China Energy Engineering Corp., Ltd., Class H	2,124,000	199,324
	China Everbright Bank Co., Ltd., Class H	16,386,000	5,585,905
#	China Everbright Greentech, Ltd.	3,443,000	1,183,537
	China Everbright, Ltd.	7,559,869	8,309,176
#	China Evergrande Group	13,269,000	8,977,515
	China Film Co., Ltd., Class A	305,100	543,381
*	China Financial Services Holdings, Ltd.	94,200	15,455
	China Foods, Ltd.	2,164,000	700,544
#	China Galaxy Securities Co., Ltd., Class H	18,139,000	9,477,495
	China Gas Holdings, Ltd.	11,940,000	36,760,724
	China Gezhouba Group Co., Ltd., Class A	1,666,290	2,143,156
*	China Glass Holdings, Ltd.	4,496,000	1,963,426
*	China Grand Automotive Services Group Co., Ltd., Class A	217,500	91,904
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	2,995,500	2,382,840
	China Great Wall Securities Co., Ltd., Class A	190,600	273,032
	China Hanking Holdings, Ltd.	911,000	162,034
	China Harmony Auto Holding, Ltd.	6,331,500	2,955,505
*	China High Precision Automation Group, Ltd.	429,000	12,628
*	China High Speed Railway Technology Co., Ltd., Class A	716,600	226,648
#*	China High Speed Transmission Equipment Group Co., Ltd.	1,889,000	1,173,858
	China Hongqiao Group, Ltd.	10,475,000	13,888,194
	China Huarong Asset Management Co., Ltd., Class H	62,368,000	6,139,570
	China International Capital Corp., Ltd., Class H	4,558,400	10,500,371
#	China International Marine Containers Group Co., Ltd., Class H	3,454,580	6,938,741
	China Isotope & Radiation Corp.	8,000	28,664
#	China Jinmao Holdings Group, Ltd.	30,378,580	8,483,740
	China Jushi Co., Ltd., Class A	1,881,548	4,370,201
	China Kepei Education Group, Ltd.	1,630,000	934,970
	China Lesso Group Holdings, Ltd.	8,428,000	17,598,541
	China Life Insurance Co., Ltd., Class H	13,265,000	22,109,365
	China Lilang, Ltd.	1,763,000	1,101,783
*	China Longevity Group Co., Ltd.	1,152,649	38,119
#*	China Lumena New Materials Corp.	1,315,048	0
*	China Machinery Engineering Corp., Class H	7,481,000	3,561,854
#*	China Maple Leaf Educational Systems, Ltd.	7,422,000	1,511,003
	China Medical System Holdings, Ltd.	3,750,000	7,615,516
	China Meheco Co., Ltd., Class A	303,800	512,930
	China Merchants Bank Co., Ltd., Class H	15,515,500	118,034,974
	China Merchants Energy Shipping Co., Ltd., Class A	1,571,640	919,177
	China Merchants Land, Ltd.	11,986,000	1,558,858
	China Merchants Port Holdings Co., Ltd.	8,259,903	11,509,165
#	China Merchants Securities Co., Ltd., Class H	658,820	897,829

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	1,361,110	$1,975,986
*	China Metal Recycling Holdings, Ltd.	3,259,800	0
#	China Minsheng Banking Corp., Ltd., Class H	27,561,400	11,212,226
#	China Modern Dairy Holdings, Ltd.	9,212,000	1,663,178
	China Molybdenum Co., Ltd., Class H	9,003,000	6,589,661
	China National Accord Medicines Corp., Ltd., Class A	233,806	1,265,493
	China National Building Material Co., Ltd., Class H	26,405,250	28,599,558
	China National Medicines Corp., Ltd., Class A	258,300	1,216,017
	China National Nuclear Power Co., Ltd., Class A	5,075,483	3,780,836
	China New Higher Education Group, Ltd.	2,511,000	1,309,721
#*	China New Town Development Co., Ltd.	11,705,522	145,886
*	China Oil & Gas Group, Ltd.	18,900,000	1,009,030
	China Oilfield Services, Ltd., Class H	8,924,000	6,486,824
	China Oriental Group Co., Ltd.	9,596,000	3,071,073
	China Overseas Grand Oceans Group, Ltd.	13,808,500	7,952,750
	China Overseas Land & Investment, Ltd.	25,825,000	54,127,733
	China Pacific Insurance Group Co., Ltd., Class H	10,245,400	28,851,270
	China Petroleum & Chemical Corp., ADR	854,204	39,054,198
	China Petroleum & Chemical Corp., Class H	77,479,575	35,429,118
	China Pioneer Pharma Holdings, Ltd.	1,142,000	157,331
*	China Properties Group, Ltd.	3,380,000	135,376
	China Publishing & Media Co., Ltd., Class A	477,385	391,119
	China Railway Group, Ltd., Class H	24,212,000	11,225,901
	China Railway Signal & Communication Corp., Ltd., Class H	5,576,000	1,994,538
	China Railway Tielong Container Logistics Co., Ltd., Class A	303,900	216,764
*	China Rare Earth Holdings, Ltd.	4,650,600	557,536
	China Reinsurance Group Corp., Class H	24,824,000	2,397,164
	China Renaissance Holdings, Ltd.	29,500	66,843
	China Resources Cement Holdings, Ltd.	17,062,000	14,095,599
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	675,381	1,164,063
	China Resources Gas Group, Ltd.	2,252,000	13,883,041
	China Resources Land, Ltd.	23,128,000	77,290,475
	China Resources Medical Holdings Co., Ltd.	5,256,500	4,878,587
	China Resources Pharmaceutical Group, Ltd.	9,373,500	5,020,578
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	510,231	1,886,115
	China Risun Group, Ltd.	709,000	454,030
#	China Sanjiang Fine Chemicals Co., Ltd.	5,245,000	2,008,528
	China SCE Group Holdings, Ltd.	16,852,000	5,881,644
	China Science Publishing & Media, Ltd., Class A	232,700	284,457
#*	China Shengmu Organic Milk, Ltd.	729,000	59,164
	China Shenhua Energy Co., Ltd., Class H	22,198,000	42,003,521
#	China Shineway Pharmaceutical Group, Ltd.	2,223,000	2,251,639
	China Shuifa Singyes Energy Holdings, Ltd.	520,000	115,379
*	China Silver Group, Ltd.	8,388,000	677,984
	China South City Holdings, Ltd.	36,616,000	3,489,714
	China South Publishing & Media Group Co., Ltd., Class A	602,000	774,738
*	China Southern Airlines Co., Ltd., Class H	14,160,000	7,446,912
	China Starch Holdings, Ltd.	13,595,000	311,080
	China State Construction Engineering Corp., Ltd., Class A	16,812,606	11,628,413
*	China Sunshine Paper Holdings Co., Ltd.	1,885,000	400,801
	China Taiping Insurance Holdings Co., Ltd.	11,400,800	16,015,328
#*	China Tianrui Group Cement Co., Ltd.	45,000	33,933
*	China Tianying, Inc., Class A	948,700	614,186
	China Tower Corp., Ltd., Class H	111,180,000	14,748,985
	China Traditional Chinese Medicine Holdings Co., Ltd.	18,684,000	11,676,065
	China TransInfo Technology Co., Ltd., Class A	240,300	574,638
*	China Travel International Investment Hong Kong, Ltd.	20,551,631	2,957,598
*	China Tungsten And Hightech Materials Co., Ltd., Class A	302,733	673,566
	China Vanke Co., Ltd., Class H	7,852,900	20,457,232

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Vast Industrial Urban Development Co., Ltd.	1,490,000	$544,173
	China West Construction Group Co., Ltd., Class A	358,900	436,388
*	China Wood Optimization Holding, Ltd.	88,000	7,644
	China Xinhua Education Group, Ltd.	294,000	68,840
	China XLX Fertiliser, Ltd.	1,879,000	1,003,501
	China Yongda Automobiles Services Holdings, Ltd.	5,088,000	9,500,456
#*	China ZhengTong Auto Services Holdings, Ltd.	9,789,500	1,540,993
	China Zhenhua Group Science & Technology Co., Ltd., Class A	116,648	1,485,639
#	China Zheshang Bank Co., Ltd., Class H	24,000	10,433
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	270,700	114,639
#*	China Zhongwang Holdings, Ltd.	13,622,954	2,738,971
	Chinasoft International, Ltd.	3,962,000	7,103,943
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	536,800	895,253
	Chongqing Changan Automobile Co., Ltd., Class A	1,390,513	3,972,775
	Chongqing Department Store Co., Ltd., Class A	222,784	908,268
	Chongqing Dima Industry Co., Ltd., Class A	1,242,992	462,322
	Chongqing Machinery & Electric Co., Ltd., Class H	1,022,000	65,208
	Chongqing Rural Commercial Bank Co., Ltd., Class H	18,448,000	6,885,422
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	662,300	747,406
	Chu Kong Shipping Enterprise Group Co., Ltd.	526,000	66,327
	CIFI Holdings Group Co., Ltd.	18,714,758	11,286,566
	CIMC Enric Holdings, Ltd.	4,910,000	4,752,453
*	Cinda Real Estate Co., Ltd., Class A	783,100	387,159
	Cisen Pharmaceutical Co., Ltd., Class A	161,500	321,290
*	CITIC Guoan Information Industry Co., Ltd., Class A	546,700	180,616
*	CITIC Resources Holdings, Ltd.	15,150,000	837,499
	CITIC Securities Co., Ltd., Class H	4,885,500	10,879,898
	CITIC, Ltd.	25,791,483	27,857,118
*	Citychamp Watch & Jewellery Group, Ltd.	476,000	89,472
	CMST Development Co., Ltd., Class A	304,400	247,326
	CNHTC Jinan Truck Co., Ltd., Class A	243,042	869,726
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	492,800	1,315,571
	COFCO Biotechnology Co., Ltd., Class A	469,400	622,753
#*	Cogobuy Group	1,339,000	403,907
#	Colour Life Services Group Co., Ltd.	2,857,548	924,352
#	Comba Telecom Systems Holdings, Ltd.	1,318,000	307,322
	Concord New Energy Group, Ltd.	39,820,000	2,923,693
	Consun Pharmaceutical Group, Ltd.	2,355,000	1,390,044
*	Coolpad Group, Ltd.	13,182,079	458,187
	COSCO SHIPPING Development Co., Ltd., Class H	13,494,000	2,521,015
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	8,686,000	3,274,544
	COSCO SHIPPING International Hong Kong Co., Ltd.	3,614,000	1,182,165
	COSCO SHIPPING Ports, Ltd.	13,635,761	9,731,241
*	Cosmo Lady China Holdings Co., Ltd.	642,000	81,995
	Country Garden Holdings Co., Ltd.	36,552,799	35,734,754
#	CP Pokphand Co., Ltd.	10,346,000	1,051,933
#	CPMC Holdings, Ltd.	4,586,000	2,599,839
*	CQ Pharmaceutical Holding Co., Ltd., Class A	507,600	391,223
#*	Crazy Sports Group, Ltd.	7,256,000	484,680
	CSG Holding Co., Ltd., Class A	567,849	855,222
	CSPC Pharmaceutical Group, Ltd.	7,126,000	9,618,950
*	CT Environmental Group, Ltd.	9,748,000	80,030
	CTS International Logistics Corp., Ltd., Class A	337,870	677,296
	D&O Home Collection Co., Ltd., Class A	147,557	302,983
#	DaFa Properties Group, Ltd.	402,000	317,528
	Dali Foods Group Co., Ltd.	3,807,500	2,062,829
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	619,671	341,102
	Daqin Railway Co., Ltd., Class A	6,459,961	5,884,981
	Dare Power Dekor Home Co., Ltd., Class A	144,600	266,629

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dashang Co., Ltd., Class A	205,208	$597,006
	Dawnrays Pharmaceutical Holdings, Ltd.	684,000	156,505
	Dazhong Transportation Group Co., Ltd., Class A	359,539	182,254
	Dazzle Fashion Co., Ltd., Class A	185,600	622,221
	DBG Technology Co., Ltd., Class A	298,278	577,628
	Deppon Logistics Co., Ltd., Class A	195,700	297,507
#	Dexin China Holdings Co., Ltd.	688,000	256,776
	DHC Software Co., Ltd., Class A	701,900	774,454
	Digital China Group Co., Ltd., Class A	227,300	661,577
	Digital China Holdings, Ltd.	3,504,000	2,007,760
	Digital China Information Service Co., Ltd., Class A	316,700	637,960
	Dong-E-E-Jiao Co., Ltd., Class A	247,813	1,172,120
	Dongfang Electric Corp., Ltd., Class H	2,259,800	1,912,731
	Dongfang Electronics Co., Ltd., Class A	289,100	207,015
	Dongfeng Motor Group Co., Ltd., Class H	14,528,000	12,887,646
	Dongjiang Environmental Co., Ltd., Class H	51,000	26,942
	Dongxing Securities Co., Ltd., Class A	763,900	1,220,330
#	Dongyue Group, Ltd.	8,823,000	18,527,187
	Dynagreen Environmental Protection Group Co., Ltd., Class H	340,000	150,181
*	Easy Visible Supply Chain Management Co., Ltd., Class A	445,092	174,352
*	E-Commodities Holdings, Ltd.	5,880,000	295,511
	E-House China Enterprise Holdings, Ltd.	163,500	69,754
	Electric Connector Technology Co., Ltd., Class A	9,542	52,416
	Elion Energy Co., Ltd., Class A	621,153	341,071
*	Enjoyor Co., Ltd., Class A	103,300	142,404
	ENN Natural Gas Co., Ltd., Class A	219,900	598,044
#	Essex Bio-technology, Ltd.	207,000	177,917
*	EVA Precision Industrial Holdings, Ltd.	3,990,000	494,051
*	Everbright Jiabao Co., Ltd., Class A	607,266	248,682
#	Everbright Securities Co., Ltd., Class H	1,371,200	1,058,033
*	Fang Holdings, Ltd., ADR	3,666	35,558
	Fangda Carbon New Material Co., Ltd., Class A	915,594	1,249,200
	Fangda Special Steel Technology Co., Ltd., Class A	631,970	750,131
	Fantasia Holdings Group Co., Ltd.	14,882,515	1,379,909
#	Far East Horizon, Ltd.	7,898,000	8,405,932
	FAW Jiefang Group Co., Ltd.	724,752	1,239,748
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	327,778	1,010,609
*	FIH Mobile, Ltd.	939,000	128,302
	Financial Street Holdings Co., Ltd., Class A	569,730	500,600
	FinVolution Group, ADR	9,905	64,680
#	First Tractor Co., Ltd., Class H	718,000	358,176
	Focused Photonics Hangzhou, Inc., Class A	26,500	45,797
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	216,100	370,411
	Fosun International, Ltd.	12,972,183	17,172,857
*	Founder Securities Co., Ltd., Class A	1,689,907	2,304,497
	FriendTimes, Inc.	338,000	89,370
	Fu Shou Yuan International Group, Ltd.	3,066,000	2,925,913
	Fuan Pharmaceutical Group Co., Ltd., Class A	571,196	373,080
	Fufeng Group, Ltd.	11,203,000	3,590,171
	Fujian Longking Co., Ltd., Class A	325,100	425,761
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	164,900	357,142
	Fujian Star-net Communication Co., Ltd., Class A	196,200	845,812
	Fujian Sunner Development Co., Ltd., Class A	579,198	1,674,633
	Gansu Qilianshan Cement Group Co., Ltd., Class A	256,400	383,004
	Gansu Shangfeng Cement Co., Ltd., Class A	278,900	673,358
*	GCL-Poly Energy Holdings, Ltd.	121,131,000	23,147,093
*	GDS Holdings, Ltd., Class A	172,600	1,279,749
	Geely Automobile Holdings, Ltd.	26,250,000	88,052,674
	GEM Co., Ltd., Class A	1,160,200	2,154,178

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gemdale Corp., Class A	1,689,954	$2,195,022
	Gemdale Properties & Investment Corp., Ltd.	33,376,000	3,606,896
	Genertec Universal Medical Group Co., Ltd.	5,727,000	4,741,573
*	Genimous Technology Co., Ltd., Class A	124,700	103,713
	GF Securities Co., Ltd., Class H	6,482,000	9,209,992
*	Glorious Property Holdings, Ltd.	21,406,000	570,717
*	Glory Sun Financial Group, Ltd.	2,780,000	83,310
	Goldcard Smart Group Co., Ltd.	156,680	290,152
	Golden Eagle Retail Group, Ltd.	12,000	10,569
	GoldenHome Living Co., Ltd., Class A	68,570	359,943
	Goldenmax International Technology, Ltd., Class A	301,200	767,432
	Goldlion Holdings, Ltd.	1,887,000	426,963
	Goldpac Group, Ltd.	1,296,000	265,408
*	GOME Retail Holdings, Ltd.	3,868,000	422,649
*	Gosuncn Technology Group Co., Ltd., Class A	333,100	250,369
*	Grand Baoxin Auto Group, Ltd.	5,444,500	812,549
*	Grandjoy Holdings Group Co., Ltd., Class A	1,447,500	725,265
	Great Wall Motor Co., Ltd., Class H	5,714,000	27,607,520
	Greattown Holdings, Ltd., Class A	1,264,000	668,423
	Greatview Aseptic Packaging Co., Ltd.	1,449,000	615,518
	Gree Electric Appliances, Inc., Class A	1,066,200	7,846,991
	Greenland Holdings Corp., Ltd., Class A	3,512,040	2,352,765
	Greenland Hong Kong Holdings, Ltd.	8,146,575	1,994,818
#	Greentown China Holdings, Ltd.	6,586,591	7,274,901
	GRG Banking Equipment Co., Ltd., Class A	676,700	1,095,335
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	896,900	696,750
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	357,356	418,252
*	Guangdong HEC Technology Holding Co., Ltd., Class A	1,058,600	866,611
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	465,100	414,600
	Guangdong Shirongzhaoye Co., Ltd., Class A	163,300	150,647
	Guangdong Tapai Group Co., Ltd., Class A	353,173	513,622
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	344,634	472,762
*	Guanghui Energy Co., Ltd., Class A	3,273,638	2,041,713
	Guangshen Railway Co., Ltd., Sponsored ADR	271,010	2,325,266
	Guangxi Liugong Machinery Co., Ltd., Class A	354,190	401,429
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	152,811	473,499
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	2,136,800	1,076,700
	Guangzhou Automobile Group Co., Ltd., Class H	10,882,000	9,432,264
	Guangzhou Baiyun International Airport Co., Ltd., Class A	716,300	973,043
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	700,000	1,892,622
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	737,707
	Guangzhou R&F Properties Co., Ltd., Class H	12,141,914	10,654,682
*	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	419,400	685,783
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	202,300	294,305
*	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	133,200	141,002
*	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	371,676	261,734
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	1,125,732	1,288,655
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	43,700	59,853
	Guomai Technologies, Inc., Class A	418,400	376,297
#	Guorui Properties, Ltd.	6,635,000	286,091
	Guosen Securities Co., Ltd., Class A	1,174,527	1,926,608
*	Guosheng Financial Holding, Inc., Class A	257,924	372,500
	Guotai Junan Securities Co., Ltd., Class H	1,989,200	2,501,078
	Guoyuan Securities Co., Ltd., Class A	771,550	859,624
#*	Haichang Ocean Park Holdings, Ltd.	558,000	55,529
	Haier Smart Home Co., Ltd., Class A	2,528,488	9,789,539
#	Haier Smart Home Co., Ltd., Class H	1,337,800	4,588,217
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	78,260	202,137
*	Hainan Meilan International Airport Co., Ltd., Class H	796,000	2,556,751

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haitian International Holdings, Ltd.	822,000	$3,006,660
	Haitong Securities Co., Ltd., Class H	12,313,600	10,148,164
#	Haitong UniTrust International Leasing Co., Ltd., Class H	158,000	23,112
	Hand Enterprise Solutions Co., Ltd., Class A	310,700	325,858
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	275,500	1,245,573
	Hangcha Group Co., Ltd., Class A	166,900	408,806
	Hangxiao Steel Structure Co., Ltd., Class A	585,322	355,671
	Hangzhou Century Co., Ltd., Class A	277,800	310,817
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	274,300	1,478,733
	Hangzhou Zhongheng Electric Co., Ltd., Class A	70,200	101,437
*	Harbin Bank Co., Ltd., Class H	1,611,000	192,607
#	Harbin Electric Co., Ltd., Class H	4,957,474	1,245,378
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	370,900	143,823
	HBIS Resources Co., Ltd., Class A	58,300	165,993
#*	HC Group, Inc.	1,280,000	132,394
	Health and Happiness H&H International Holdings, Ltd.	506,500	1,816,946
	Hebei Chengde Lolo Co., Class A	247,700	373,926
	Hebei Construction Group Corp., Ltd., Class H	322,500	86,866
	Hello Group, Inc.	639,246	7,920,258
	Henan Lingrui Pharmaceutical Co., Class A	400,000	622,388
	Henan Pinggao Electric Co., Ltd., Class A	382,800	386,884
*	Henan Senyuan Electric Co., Ltd., Class A	116,300	49,253
	Henan Shenhuo Coal & Power Co., Ltd., Class A	607,600	1,103,661
	Henan Thinker Automatic Equipment Co., Ltd., Class A	33,420	96,533
	Henan Yuguang Gold & Lead Co., Ltd., Class A	53,100	48,179
	Henan Zhongyuan Expressway Co., Ltd., Class A	608,400	290,462
	Hengan International Group Co., Ltd.	2,529,000	15,001,168
*	Hengdeli Holdings, Ltd.	14,156,000	564,801
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	211,700	500,207
	Hengli Petrochemical Co., Ltd.,, Class A	2,295,865	10,406,942
	Hengtong Optic-electric Co., Ltd., Class A	654,008	1,292,645
	Hengyi Petrochemical Co., Ltd., Class A	1,565,641	2,950,503
	Hesteel Co., Ltd., Class A	3,844,300	1,607,505
	Hexing Electrical Co., Ltd., Class A	202,190	390,360
*	Hi Sun Technology China, Ltd.	9,768,000	1,635,845
	Hisense Home Appliances Group Co., Ltd., Class H	405,000	471,782
*	Holitech Technology Co., Ltd., Class A	1,226,800	692,164
	Hongda Xingye Co., Ltd., Class A	819,256	595,615
*	Honghua Group, Ltd.	15,729,000	434,678
	Honworld Group, Ltd.	1,002,500	297,029
	Hope Education Group Co., Ltd.	5,706,000	1,073,229
#	Hopson Development Holdings, Ltd.	4,916,400	16,293,349
*	Hua Hong Semiconductor, Ltd.	2,808,000	17,794,466
	Huaan Securities Co., Ltd., Class A	1,731,080	1,362,930
	Huadong Medicine Co., Ltd., Class A	656,038	3,622,242
	Huafa Industrial Co., Ltd. Zhuhai, Class A	1,079,100	959,029
	Huafon Chemical Co., Ltd., Class A	859,548	1,642,096
*	Huafon Microfibre Shanghai Technology Co., Ltd.	680,900	540,990
*	Huafu Fashion Co., Ltd., Class A	458,898	356,200
	Huagong Tech Co., Ltd., Class A	203,200	883,939
	Huapont Life Sciences Co., Ltd., Class A	469,100	392,653
	Huatai Securities Co., Ltd., Class H	5,526,000	7,322,076
*	Huawen Media Group, Class A	347,100	124,609
	Huaxi Securities Co., Ltd., Class A	1,072,555	1,465,142
	Huaxia Bank Co., Ltd., Class A	4,457,700	3,785,025
	Huaxin Cement Co., Ltd., Class A	691,428	1,588,707
	Huayu Automotive Systems Co., Ltd., Class A	1,269,645	3,803,659
#	Huazhong In-Vehicle Holdings Co., Ltd.	2,410,000	623,031
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	1,614,997	833,706

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	398,494	$934,206
*	Hubei Kaile Science & Technology Co., Ltd., Class A	340,000	241,576
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	268,600	1,018,515
*	Huishang Bank Corp., Ltd., Class H	1,603,900	528,574
	Hunan Aihua Group Co., Ltd., Class A	97,600	528,321
*	Hunan Gold Corp., Ltd., Class A	391,600	527,682
	Hunan New Wellful Co., Ltd., Class A	150,300	141,577
	Hunan Valin Steel Co., Ltd., Class A	1,767,160	2,102,322
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	804,437	1,293,610
	Hytera Communications Corp., Ltd., Class A	591,700	408,315
*	iDreamSky Technology Holdings, Ltd.	286,000	231,123
	IKD Co., Ltd., Class A	301,500	623,827
	IMAX China Holding, Inc.	33,100	45,765
	Industrial & Commercial Bank of China, Ltd., Class H	336,937,996	187,099,302
	Industrial Bank Co., Ltd., Class A	7,873,753	21,583,140
	Industrial Securities Co., Ltd., Class A	1,722,840	2,376,247
	Infore Environment Technology Group Co., Ltd., Class A	301,756	290,328
#*	Inke, Ltd.	1,693,000	371,372
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	10,243,400	4,530,852
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	50,100	182,984
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	3,342,751	2,518,205
	Inner Mongolia Yitai Coal Co., Ltd., Class H	207,300	133,365
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	755,550	842,670
*	Inspur International, Ltd.	246,000	82,428
*	Inspur Software Co., Ltd., Class A	99,926	200,654
*	JD.com, Inc., Class A	440,850	15,369,696
	Jiajiayue Group Co., Ltd., Class A	220,300	501,380
	Jiangling Motors Corp., Ltd., Class A	265,329	762,806
#	Jiangnan Group, Ltd.	14,145,000	701,006
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	1,269,262	1,158,147
	Jiangsu Eastern Shenghong Co., Ltd., Class A	236,353	997,867
	Jiangsu Guotai International Group Co., Ltd., Class A	521,260	973,312
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	743,220	431,869
*	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	316,520	506,226
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	190,400	390,671
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	926,261	1,554,830
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	311,400	1,646,110
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	819,132	680,990
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	1,560,374	1,103,910
	Jiangsu Zhongtian Technology Co., Ltd., Class A	1,109,600	1,307,192
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	1,284,700	638,710
	Jiangxi Copper Co., Ltd., Class H	5,607,000	11,771,970
	Jiangxi Wannianqing Cement Co., Ltd., Class A	226,480	358,351
	Jiangxi Zhengbang Technology Co., Ltd., Class A	564,963	833,286
	Jiangzhong Pharmaceutical Co., Ltd., Class A	302,480	557,132
	Jiayou International Logistics Co., Ltd., Class A	11,830	29,612
#	Jiayuan International Group, Ltd.	4,741,776	1,844,759
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	543,856	1,252,594
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	42,830	13,605
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	470,200	190,891
	Jinduicheng Molybdenum Co., Ltd., Class A	322,700	352,733
	Jingrui Holdings, Ltd.	3,426,000	1,159,703
#*	JinkoSolar Holding Co., Ltd., ADR	257,591	13,881,579
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	670,614	829,768
	Jinneng Science&Technology Co., Ltd., Class A	577,233	1,437,339
	Jinyuan EP Co., Ltd., Class A	283,400	279,029
	Jiuzhitang Co., Ltd., Class A	421,200	593,744
	Jizhong Energy Resources Co., Ltd., Class A	1,185,500	739,789

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JNBY Design, Ltd.	478,000	$1,001,924
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	851,916	1,557,667
	Jointown Pharmaceutical Group Co., Ltd., Class A	1,002,522	2,189,437
	Joy City Property, Ltd.	19,144,000	1,049,384
#	JOYY, Inc., ADR	315,298	16,852,678
	JSTI Group, Class A	308,575	298,984
	Ju Teng International Holdings, Ltd.	5,964,249	1,238,939
	Juneyao Airlines Co., Ltd., Class A	150,100	274,720
	Jutal Offshore Oil Services, Ltd.	590,000	71,505
*	Kai Yuan Holdings, Ltd.	41,600,000	192,359
	Kaisa Group Holdings, Ltd.	21,700,578	5,894,616
#	Kaisa Prosperity Holdings, Ltd.	276,000	907,021
*	Kangda International Environmental Co., Ltd.	4,274,000	363,290
#*	Kasen International Holdings, Ltd.	2,592,000	280,111
	Kehua Data Co., Ltd., Class A	111,390	455,739
	Kingboard Holdings, Ltd.	5,212,345	27,307,891
	Kingboard Laminates Holdings, Ltd.	7,096,500	14,235,118
	KingClean Electric Co., Ltd., Class A	31,232	144,304
	Kingsoft Corp., Ltd.	2,374,000	11,108,495
	Konka Group Co., Ltd., Class A	271,000	250,298
	KPC Pharmaceuticals, Inc., Class A	364,200	522,038
*	Kuang-Chi Technologies Co., Ltd., Class A	272,370	889,329
	Kunlun Energy Co., Ltd.	32,420,000	28,028,658
	Kunlun Tech Co., Ltd., Class A	378,900	996,236
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	183,085	256,723
	KWG Group Holdings, Ltd.	11,737,500	12,881,775
	KWG Living Group Holdings, Ltd.	6,977,250	6,673,720
	Lao Feng Xiang Co., Ltd., Class A	123,154	909,494
	LB Group Co., Ltd., Class A	668,233	3,100,276
	Lee & Man Paper Manufacturing, Ltd.	9,965,000	7,440,920
	Lee's Pharmaceutical Holdings, Ltd.	1,039,500	533,023
	Legend Holdings Corp., Class H	2,487,600	3,543,078
	Lenovo Group, Ltd.	32,338,000	30,154,605
	Lens Technology Co., Ltd., Class A	257,400	1,015,088
	Leo Group Co., Ltd., Class A	2,336,500	845,009
	Leyard Optoelectronic Co., Ltd., Class A	966,400	1,426,652
	Liaoning Cheng Da Co., Ltd., Class A	400,300	1,213,043
	Lier Chemical Co., Ltd., Class A	174,900	843,845
*	LingNan Eco&Culture-Tourism Co., Ltd., Class A	394,293	170,459
	Livzon Pharmaceutical Group, Inc., Class H	460,800	1,739,255
	Lizhong Sitong Light Alloys Group Co., Ltd., Class A	60,300	168,414
	Logan Group Co., Ltd.	1,519,000	1,618,628
	Loncin Motor Co., Ltd., Class A	1,187,800	612,069
	Long Yuan Construction Group Co., Ltd., Class A	565,700	366,703
	Longfor Group Holdings, Ltd.	8,115,500	37,722,501
	Longshine Technology Group Co., Ltd., Class A	137,802	388,308
	Lonking Holdings, Ltd.	16,281,000	5,074,341
	Luenmei Quantum Co., Ltd., Class A	519,200	686,033
	Luoniushan Co., Ltd., Class A	661,991	690,228
	Luxi Chemical Group Co., Ltd., Class A	608,000	1,891,691
#	Luye Pharma Group, Ltd.	11,745,000	6,316,755
#*	LVGEM China Real Estate Investment Co., Ltd.	2,054,000	483,356
#	Maanshan Iron & Steel Co., Ltd., Class H	5,659,775	2,897,168
*	Macrolink Culturaltainment Development Co., Ltd., Class A	59,400	18,697
*	Maoyan Entertainment	264,800	334,559
*	Maoye International Holdings, Ltd.	7,388,000	303,567
*	Markor International Home Furnishings Co., Ltd., Class A	928,600	536,278
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	111,700	437,330
	Metallurgical Corp. of China, Ltd., Class H	13,359,000	4,078,778

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Midea Real Estate Holding, Ltd.	16,000	$27,065
	Min Xin Holdings, Ltd.	708,418	361,151
	Ming Yang Smart Energy Group, Ltd., Class A	376,000	1,259,515
*	Mingfa Group International Co., Ltd.	608,000	41,165
	Minmetals Land, Ltd.	10,991,205	1,115,636
	Minsheng Education Group Co., Ltd.	1,078,000	159,387
	Minth Group, Ltd.	3,478,000	14,708,578
*	Misho Ecology & Landscape Co., Ltd., Class A	45,400	22,826
	MLS Co., Ltd., Class A	513,262	1,290,397
*	MMG, Ltd.	7,568,000	3,859,240
*	MOBI Development Co., Ltd.	1,556,000	80,212
	Modern Land China Co., Ltd.	3,187,200	261,833
*	Myhome Real Estate Development Group Co., Ltd., Class A	81,500	20,457
	MYS Group Co., Ltd., Class A	393,300	197,558
	NanJi E-Commerce Co., Ltd., Class A	399,700	635,510
	Nanjing Iron & Steel Co., Ltd., Class A	879,300	510,476
	Nanjing Xinjiekou Department Store Co., Ltd., Class A	570,500	796,122
	NARI Technology Co., Ltd., Class A	1,515,720	7,382,281
*	Nature Home Holding Co., Ltd.	1,901,000	384,050
	NavInfo Co., Ltd., Class A	404,200	805,270
	NetDragon Websoft Holdings, Ltd.	1,050,000	2,452,018
	New China Life Insurance Co., Ltd., Class H	3,525,300	9,645,930
*	New Hope Liuhe Co., Ltd., Class A	1,449,264	2,564,754
*	New World Department Store China, Ltd.	2,778,000	461,360
	Newland Digital Technology Co., Ltd., Class A	352,060	842,306
	Nexteer Automotive Group, Ltd.	6,068,000	7,583,814
	Nine Dragons Paper Holdings, Ltd.	12,871,000	16,240,477
	Ningbo Huaxiang Electronic Co., Ltd., Class A	364,355	1,092,839
	Ningbo Joyson Electronic Corp., Class A	293,341	1,153,193
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	300,400	667,026
	Ningbo Yunsheng Co., Ltd., Class A	221,200	355,042
	Ningbo Zhoushan Port Co., Ltd., Class A	1,959,600	1,123,547
	Ningxia Jiaze New Energy Co., Ltd., Class A	104,000	65,926
	Norinco International Cooperation, Ltd., Class A	92,800	104,067
	North Huajin Chemical Industries Co., Ltd., Class A	431,619	424,445
	Northeast Pharmaceutical Group Co., Ltd., Class A	454,424	362,209
	Northeast Securities Co., Ltd., Class A	765,100	924,361
#*	NVC International Holdings, Ltd.	5,629,000	138,977
	Offshore Oil Engineering Co., Ltd., Class A	1,189,601	758,851
	OFILM Group Co., Ltd., Class A	740,600	846,378
	ORG Technology Co., Ltd., Class A	579,600	464,864
*	Orient Group, Inc., Class A	647,440	290,366
	Orient Securities Co., Ltd., Class H	2,986,800	2,588,297
	Oriental Pearl Group Co., Ltd., Class A	912,860	1,106,100
*	Ourpalm Co., Ltd., Class A	878,900	519,629
*	Overseas Chinese Town Asia Holdings, Ltd.	1,014,000	190,455
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	1,100,200	487,811
	PCI Technology Group Co., Ltd., Class A	582,600	677,989
	People's Insurance Co. Group of China, Ltd. (The), Class H	32,141,000	9,974,279
	Perfect World Co., Ltd., Class A	299,000	739,462
	PetroChina Co., Ltd., ADR	68,917	2,883,487
	PetroChina Co., Ltd., Class H	170,860,000	71,375,360
	PhiChem Corp., Class A	136,300	464,455
	PICC Property & Casualty Co., Ltd., Class H	37,797,000	30,533,010
	Ping An Bank Co., Ltd., Class A	5,732,573	15,717,053
	Ping An Insurance Group Co. of China, Ltd., Class H	15,744,500	137,777,600
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	1,073,103	1,156,222
*	Polaris Bay Group Co., Ltd., Class A	568,670	825,835
*	Poly Culture Group Corp., Ltd., Class H	402,000	210,361

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Poly Property Group Co., Ltd.	17,340,488	$4,222,665
	Postal Savings Bank of China Co., Ltd., Class H	33,543,000	21,666,577
*	Pou Sheng International Holdings, Ltd.	8,805,000	1,755,902
	Power Construction Corp. of China, Ltd., Class A	5,627,420	4,251,289
	Powerlong Real Estate Holdings, Ltd.	11,011,000	7,449,735
#	Prinx Chengshan Holding, Ltd.	214,000	227,712
	Pujiang International Group, Ltd.	128,000	58,297
#	PW Medtech Group, Ltd.	1,439,000	237,032
#	Q Technology Group Co., Ltd.	1,983,000	3,395,275
	Qingdao East Steel Tower Stock Co., Ltd., Class A	188,500	247,713
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	171,436	478,248
	Qingdao Hanhe Cable Co., Ltd., Class A	1,114,800	629,565
	Qingdao Port International Co., Ltd., Class H	802,000	413,071
	Qingdao Topscomm Communication, Inc., Class A	193,580	235,680
	Qingling Motors Co., Ltd., Class H	5,750,000	1,220,942
	Qinhuangdao Port Co., Ltd., Class H	845,000	132,595
#*	Qudian, Inc., Sponsored ADR	362,937	656,916
*	Qunxing Paper Holdings Co., Ltd.	5,020,071	0
	Rainbow Digital Commercial Co., Ltd., Class A	588,176	536,206
	Raisecom Technology Co., Ltd., Class A	164,000	182,082
	Rastar Group, Class A	653,946	314,531
	Realcan Pharmaceutical Group Co., Ltd., Class A	467,929	279,368
*	Red Star Macalline Group Corp., Ltd., Class H	1,834,297	1,078,822
#	Redco Properties Group, Ltd.	2,514,000	718,544
#	Redsun Properties Group, Ltd.	2,762,000	814,262
	Renhe Pharmacy Co., Ltd., Class A	672,100	1,027,715
	REXLot Holdings, Ltd.	67,831,618	34,042
	Rianlon Corp., Class A	25,716	143,584
	RiseSun Real Estate Development Co., Ltd., Class A	1,888,376	1,332,403
	Rongan Property Co., Ltd., Class A	1,399,700	517,112
#	Ronshine China Holdings, Ltd.	2,969,500	1,542,139
	Runjian Co., Ltd., Class A	45,400	198,384
*	RYB Education, Inc., ADR	17,090	57,081
	SAIC Motor Corp, Ltd., Class A	1,570,273	4,471,289
	Sailun Group Co., Ltd., Class A	1,632,000	2,314,700
*	SanFeng Intelligent Equipment Group Co., Ltd., Class A	405,848	243,536
	Sansteel Minguang Co., Ltd. Fujian, Class A	986,480	1,357,919
	Sany Heavy Equipment International Holdings Co., Ltd.	5,544,000	6,085,546
*	Saurer Intelligent Technology Co., Ltd., Class A	357,100	137,214
	Sealand Securities Co., Ltd., Class A	1,779,595	1,079,552
	Seazen Group, Ltd.	1,756,000	1,307,123
	Seazen Holdings Co., Ltd. , Class A	1,012,915	4,978,536
	SGIS Songshan Co., Ltd., Class A	773,600	573,774
	Shaanxi Coal Industry Co., Ltd., Class A	3,735,445	6,476,769
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	967,200	1,443,395
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	623,402	1,946,438
#	Shandong Chenming Paper Holdings, Ltd., Class H	2,725,227	1,472,867
#	Shandong Gold Mining Co., Ltd., Class H	2,296,250	4,057,959
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	24,600	104,815
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	851,969	4,095,194
	Shandong Humon Smelting Co., Ltd., Class A	275,500	503,669
	Shandong Linglong Tyre Co., Ltd., Class A	445,587	2,587,119
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	389,046	543,507
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	232,600	480,924
	Shandong Nanshan Aluminum Co., Ltd., Class A	2,898,350	2,302,563
	Shandong New Beiyang Information Technology Co., Ltd., Class A	280,600	372,420
	Shandong Publishing & Media Co., Ltd., Class A	290,233	236,123
	Shandong Sun Paper Industry JSC, Ltd., Class A	1,227,281	2,204,669
#	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	8,420,000	15,107,327

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Xiantan Co., Ltd., Class A	61,800	$63,797
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	646,000	317,722
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	346,440	532,375
*	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,979,100	582,937
	Shanghai AJ Group Co., Ltd., Class A	869,352	870,553
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	64,562	156,288
	Shanghai Electric Group Co., Ltd., Class H	10,734,000	2,655,106
	Shanghai Environment Group Co., Ltd., Class A	300,489	520,312
	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	174,870	422,249
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,170,000	10,722,673
	Shanghai Industrial Development Co., Ltd., Class A	986,190	620,725
	Shanghai Industrial Holdings, Ltd.	3,937,918	6,012,654
	Shanghai Industrial Urban Development Group, Ltd.	19,682,501	1,675,379
	Shanghai International Port Group Co., Ltd., Class A	2,613,716	1,998,108
	Shanghai Jahwa United Co., Ltd., Class A	150,768	1,136,365
	Shanghai Jin Jiang Capital Co., Ltd., Class H	15,170,000	3,140,174
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	217,750	1,368,059
	Shanghai Lingang Holdings Corp., Ltd., Class A	314,160	734,137
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	450,558	810,198
	Shanghai Maling Aquarius Co., Ltd., Class A	450,140	516,940
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	175,890	394,702
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	5,674,800	12,111,157
	Shanghai Pudong Construction Co., Ltd., Class A	162,593	152,683
	Shanghai Pudong Development Bank Co., Ltd., Class A	7,828,778	10,963,139
	Shanghai RAAS Blood Products Co., Ltd., Class A	1,975,086	2,248,545
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	44,000	220,550
	Shanghai Shimao Co., Ltd., Class A	624,696	321,906
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	485,500	698,464
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	6,792	65,093
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	112,100	136,267
	Shanghai Tunnel Engineering Co., Ltd., Class A	370,334	280,119
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	119,800	252,431
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	1,055,262	1,596,576
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	474,600	1,255,383
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	397,300	450,272
	Shanxi Blue Flame Holding Co., Ltd., Class A	315,028	283,838
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	1,514,935	2,081,303
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	1,040,880	2,021,190
*	Shanxi Meijin Energy Co., Ltd., Class A	1,348,132	1,815,664
	Shanxi Securities Co., Ltd., Class A	1,173,460	1,145,462
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	2,150,800	3,404,413
	Shanying International Holding Co., Ltd., Class A	1,210,500	604,108
	Shenghe Resources Holding Co., Ltd., Class A	36,360	139,359
*	Shengjing Bank Co., Ltd., Class H	481,000	427,303
	Shenguan Holdings Group, Ltd.	3,610,000	194,785
#	Shenwan Hongyuan Group Co., Ltd., Class H	4,616,800	1,165,420
	Shenzhen Agricultural Products Group Co., Ltd., Class A	908,126	781,820
*	Shenzhen Airport Co., Ltd., Class A	492,100	531,198
	Shenzhen Aisidi Co., Ltd., Class A	405,800	595,731
	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	430,400	199,465
	Shenzhen Center Power Tech Co., Ltd., Class A	80,000	234,989
	Shenzhen Comix Group Co., Ltd., Class A	105,400	131,148
	Shenzhen Ellassay Fashion Co., Ltd., Class A	29,500	66,300
	Shenzhen Gas Corp., Ltd., Class A	760,100	850,886
	Shenzhen Gongjin Electronics Co., Ltd., Class A	269,900	408,297
*	Shenzhen Grandland Group Co., Ltd., Class A	108,000	41,338
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	290,220	679,562
	Shenzhen Heungkong Holding Co., Ltd., Class A	640,300	175,843
	Shenzhen International Holdings, Ltd.	6,449,190	8,500,856

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Investment, Ltd.	24,690,414	$6,938,635
	Shenzhen Jinjia Group Co., Ltd., Class A	705,783	1,072,246
	Shenzhen Kinwong Electronic Co., Ltd., Class A	220,840	1,013,145
*	Shenzhen MTC Co., Ltd., Class A	1,364,600	1,322,282
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	1,280,948	631,446
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	3,406,961	3,407,183
*	Shenzhen SDG Information Co., Ltd., Class A	337,800	386,635
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	296,908	691,937
	Shenzhen Tagen Group Co., Ltd., Class A	553,400	423,783
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	384,100	432,128
	Shenzhen World Union Group, Inc., Class A	947,381	1,093,650
	Shenzhen Yinghe Technology Co., Ltd., Class A	190,058	794,431
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	260,300	423,952
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	107,294	449,039
	Shenzhen Zhenye Group Co., Ltd., Class A	780,600	534,731
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	837,000	678,781
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	683,200	890,146
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	839,424	2,447,256
	Shimao Group Holdings, Ltd.	11,632,035	22,960,402
	Shinva Medical Instrument Co., Ltd., Class A	159,000	499,011
#	Shoucheng Holdings, Ltd.	10,423,683	2,349,442
	Shougang Fushan Resources Group, Ltd.	13,988,277	3,529,557
*	Shouhang High-Tech Energy Co., Ltd., Class A	354,500	115,915
*	Shui On Land, Ltd.	28,651,303	4,576,743
*	Siasun Robot & Automation Co., Ltd., Class A	306,800	530,019
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	1,233,800	458,863
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	699,455	1,989,903
	Sichuan Languang Development Co., Ltd., Class A	1,550,800	572,441
	Sichuan Shuangma Cement Co., Ltd., Class A	226,378	642,249
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	72,998	234,381
	Sieyuan Electric Co., Ltd., Class A	182,700	808,760
#	Sihuan Pharmaceutical Holdings Group, Ltd.	16,059,000	5,466,514
*	Silver Grant International Holdings Group, Ltd.	6,302,804	494,242
	Sino Biopharmaceutical, Ltd.	1,585,000	1,346,452
	Sinochem International Corp., Class A	575,231	689,155
	Sinofert Holdings, Ltd.	13,934,000	2,420,957
	Sinolink Securities Co., Ltd., Class A	612,600	1,018,817
*	Sinolink Worldwide Holdings, Ltd.	16,481,714	605,057
	Sinoma International Engineering Co., Class A	417,000	686,788
	Sinoma Science & Technology Co., Ltd., Class A	624,062	2,481,437
	Sinomach Automobile Co., Ltd., Class A	510,561	393,789
	Sino-Ocean Group Holding, Ltd.	23,728,102	4,953,441
	Sinopec Engineering Group Co., Ltd., Class H	10,056,500	5,733,272
	Sinopec Kantons Holdings, Ltd.	8,192,000	2,921,157
*	Sinopec Oilfield Service Corp., Class H	2,522,000	207,794
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	13,270	276,281
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,670,000	3,472,971
	Sinopharm Group Co., Ltd., Class H	8,526,400	22,358,048
#	Sinosoft Technology Group, Ltd.	2,140,000	325,763
	Sinotrans, Ltd., Class H	17,439,000	6,451,318
	Sinotruk Hong Kong, Ltd.	5,572,335	9,552,279
	Skyfame Realty Holdings, Ltd.	1,546,000	182,889
	Skyworth Digital Co., Ltd., Class A	450,948	576,275
*	Skyworth Group, Ltd.	9,558,116	2,625,886
*	Sogou, Inc., ADR	86,424	763,124
*	SOHO China, Ltd.	14,655,388	5,435,386
*	Solargiga Energy Holdings, Ltd.	1,952,000	113,267
	SooChow Securities Co., Ltd., Class A	771,100	937,683
*	Sou Yu Te Group Co., Ltd., Class A	1,430,300	356,534

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	South Manganese Investment, Ltd.	1,449,000	$233,111
	Southwest Securities Co., Ltd., Class A	339,200	238,729
*	Spring Airlines Co., Ltd., Class A	203,441	1,496,059
*	SPT Energy Group, Inc.	4,862,000	155,477
	SSY Group, Ltd.	4,256,000	2,732,548
*	Starrise Media Holdings, Ltd.	270,000	4,727
#	Sun King Technology Group, Ltd.	1,598,000	807,739
*	Sunac China Holdings, Ltd.	13,496,000	35,018,770
*	Sunac Services Holdings, Ltd.	373,487	1,013,141
	Sunflower Pharmaceutical Group Co., Ltd., Class A	266,300	627,386
	Sunfly Intelligent Technology Co., Ltd., Class A	128,600	231,256
*	Suning Universal Co., Ltd., Class A	1,450,705	1,298,839
*	Suning.com Co., Ltd., Class A	1,980,900	1,812,361
	Sunshine 100 China Holdings, Ltd.	249,000	36,840
	Sunward Intelligent Equipment Co., Ltd., Class A	318,700	428,138
*	Sunwave Communications Co., Ltd., Class A	271,570	222,013
	Suzhou Anjie Technology Co., Ltd., Class A	112,900	216,664
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	522,900	1,714,199
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	763,175	808,795
*	Tahoe Group Co., Ltd., Class A	803,106	244,333
	Tangshan Jidong Cement Co., Ltd., Class A	476,244	877,921
	TangShan Port Group Co., Ltd., Class A	1,421,690	535,596
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	660,100	1,261,681
*	Taung Gold International, Ltd.	5,980,000	19,965
	TBEA Co., Ltd., Class A	879,959	2,068,186
	TCL Electronics Holdings, Ltd.	6,007,666	3,061,730
	TCL Technology Group Corp., Class A	3,045,935	3,493,730
	Tech-Bank Food Co., Ltd., Class A	647,250	563,870
	Ten Pao Group Holdings, Ltd.	304,000	89,580
*	Tencent Music Entertainment Group, ADR	1,054,292	11,143,866
	Tian An China Investment Co., Ltd.	4,076,000	2,380,070
	Tian Di Science & Technology Co., Ltd., Class A	992,900	655,194
*	Tian Ge Interactive Holdings, Ltd.	1,433,000	225,999
#	Tiangong International Co., Ltd.	4,350,000	2,193,653
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	24,000	9,872
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	1,996,711	1,347,888
	Tianjin Guangyu Development Co., Ltd., Class A	922,700	624,934
	Tianjin Port Development Holdings, Ltd.	16,373,657	1,221,937
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	196,749	784,986
	Tianli Education International Holdings, Ltd.	462,000	127,597
	Tianma Microelectronics Co., Ltd., Class A	856,224	1,860,075
#	Tianneng Power International, Ltd.	5,386,000	10,334,457
*	Tianyun International Holdings, Ltd.	1,132,000	225,924
	Tibet Tianlu Co., Ltd., Class A	242,700	238,603
*	Time Watch Investments, Ltd.	92,000	9,555
	Times China Holdings, Ltd.	152,000	143,749
	Tingyi Cayman Islands Holding Corp.	6,648,000	11,985,804
	Titan Wind Energy Suzhou Co., Ltd., Class A	526,900	899,448
	Tomson Group, Ltd.	3,418,526	821,165
	Tong Ren Tang Technologies Co., Ltd., Class H	2,382,000	1,756,299
*	Tongcheng-Elong Holdings, Ltd.	2,164,000	4,870,034
#*	Tongda Group Holdings, Ltd.	33,590,000	1,278,479
	Tongkun Group Co., Ltd., Class A	547,222	2,201,352
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	584,400	848,537
	Tongling Nonferrous Metals Group Co., Ltd., Class A	2,493,900	1,421,122
#	Top Spring International Holdings, Ltd.	146,000	24,225
	Topsec Technologies Group, Inc., Class A	250,515	709,425
	Transfar Zhilian Co., Ltd., Class A	1,128,500	1,241,796
	TravelSky Technology, Ltd., Class H	1,011,000	1,717,465

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Trigiant Group, Ltd.	4,254,000	$355,845
*	Trip.com Group, Ltd., ADR	1,765,245	45,772,803
*	Trony Solar Holdings Co., Ltd.	8,775,000	0
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	1,525,000	487,267
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	377,920	264,964
	Unilumin Group Co., Ltd., Class A	406,300	598,271
	Uni-President China Holdings, Ltd.	3,090,000	3,106,871
	Unisplendour Corp., Ltd., Class A	924,760	3,780,788
	United Energy Group, Ltd.	6,006,000	818,877
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	457,637	974,477
	Valiant Co., Ltd., Class A	12,000	33,737
	Vats Liquor Chain Store Management JSC, Ltd., Class A	96,400	497,775
	Vatti Corp., Ltd., Class A	363,850	390,631
#	Vinda International Holdings, Ltd.	1,089,000	3,076,020
*	Viomi Technology Co., Ltd., ADR	70,733	394,690
*	Vipshop Holdings, Ltd., ADR	257,993	4,290,424
	Virscend Education Co., Ltd.	530,000	51,886
*	Wanda Film Holding Co., Ltd., Class A	453,334	910,354
	Wangfujing Group Co., Ltd., Class A	170,700	683,565
	Wangneng Environment Co., Ltd., Class A	116,940	293,193
	Wangsu Science & Technology Co., Ltd., Class A	837,700	805,668
	Want Want China Holdings, Ltd.	8,949,000	6,040,631
	Wanxiang Qianchao Co., Ltd., Class A	1,400,160	1,189,302
	Wasion Holdings, Ltd.	3,934,000	1,245,812
	Wasu Media Holding Co., Ltd., Class A	341,086	373,620
	Weichai Power Co., Ltd., Class H	7,541,000	16,528,235
	Weifu High-Technology Group Co., Ltd., Class A	168,400	527,761
	Weiqiao Textile Co., Class H	3,037,000	957,823
	Wellhope Foods Co., Ltd., Class A	618,088	902,796
	Wens Foodstuffs Group Co., Ltd., Class A	2,850,445	5,559,613
	West China Cement, Ltd.	17,048,000	2,547,957
	Western Securities Co., Ltd., Class A	927,448	1,058,841
	Wharf Holdings, Ltd. (The)	944,000	3,203,134
	Wisdom Education International Holdings Co., Ltd.	2,030,000	439,684
	Wolong Electric Group Co., Ltd., Class A	363,300	724,077
	Wuchan Zhongda Group Co., Ltd., Class A	1,479,800	1,344,588
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	366,500	334,836
	Wuhan Department Store Group Co., Ltd., Class A	430,300	701,744
*	Wuhan P&S Information Technology Co., Ltd., Class A	497,200	536,148
	Wuhu Token Science Co., Ltd., Class A	802,700	1,117,239
	Wuxi Taiji Industry Co., Ltd., Class A	733,524	1,062,036
	XCMG Construction Machinery Co., Ltd., Class A	3,532,500	3,191,124
	XGD, Inc., Class A	150,800	236,392
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	150,000	133,621
	Xiamen C & D, Inc., Class A	978,400	1,072,151
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	357,900	881,815
	Xiamen International Airport Co., Ltd., Class A	45,826	108,885
	Xiamen International Port Co., Ltd., Class H	6,710,000	725,449
	Xiamen ITG Group Corp., Ltd., Class A	525,902	578,950
	Xiamen Tungsten Co., Ltd., Class A	299,740	1,393,680
	Xiamen Xiangyu Co., Ltd., Class A	517,700	578,267
	Xiandai Investment Co., Ltd., Class A	184,100	112,768
	Xilinmen Furniture Co., Ltd., Class A	224,100	909,203
	Xinfengming Group Co., Ltd., Class A	144,260	429,526
	Xingda International Holdings, Ltd.	8,916,001	1,872,025
	Xingfa Aluminium Holdings, Ltd.	447,000	704,957
	Xinhu Zhongbao Co., Ltd., Class A	2,810,943	1,277,805
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	1,828,000	1,183,224

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Communications Construction Group Co., Ltd., Class A	89,300	$137,231
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,324,400	4,367,643
	Xinjiang Tianshan Cement Co., Ltd., Class A	310,600	588,997
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	1,208,000	265,035
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	387,600	691,452
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,389,600	872,103
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	313,100	900,863
	Xinyi Energy Holdings, Ltd.	218,000	140,060
	Xinyi Solar Holdings, Ltd.	19,936	40,188
	Xinyu Iron & Steel Co., Ltd., Class A	944,300	1,146,142
	Xinyuan Real Estate Co., Ltd., ADR	278,912	580,137
	Xtep International Holdings, Ltd.	5,187,498	7,214,130
	Xuji Electric Co., Ltd., Class A	233,200	515,510
*	Yanchang Petroleum International, Ltd.	8,710,000	63,673
	Yango Group Co., Ltd., Class A	1,683,600	1,140,683
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	199,900	958,485
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	296,888	1,741,150
	Yanzhou Coal Mining Co., Ltd., Class H	12,446,000	18,502,388
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,646,200	1,269,317
	Yifan Pharmaceutical Co., Ltd., Class A	430,300	909,991
	Yintai Gold Co., Ltd., Class A	980,174	1,387,267
	Yip's Chemical Holdings, Ltd.	842,000	552,414
*	Yiren Digital, Ltd., Sponsored ADR	134,503	546,082
	Yixintang Pharmaceutical Group Co., Ltd., Class A	304,763	1,376,493
	Yonghui Superstores Co., Ltd., Class A	2,348,700	1,470,399
	Yotrio Group Co., Ltd., Class A	1,258,400	648,412
	Youngor Group Co., Ltd., Class A	1,650,413	1,628,831
	Youzu Interactive Co., Ltd., Class A	318,800	672,445
	Yuexiu Property Co., Ltd.	13,091,357	12,190,229
	Yum China Holdings, Inc.	486,275	30,241,442
	Yunda Holding Co., Ltd., Class A	932,989	1,888,178
*	Yunnan Aluminium Co., Ltd., Class A	838,700	1,855,516
	Yunnan Baiyao Group Co., Ltd., Class A	263,127	4,042,050
	Yunnan Copper Co., Ltd., Class A	483,200	1,018,849
*	Yunnan Tin Co., Ltd., Class A	466,300	1,268,641
	Yutong Bus Co., Ltd., Class A	493,800	869,675
	Yuzhou Group Holdings Co., Ltd.	19,005,702	3,916,999
#*	Zall Smart Commerce Group, Ltd.	570,000	41,050
*	Zepp Health Corp., ADR	3,900	43,446
	Zhaojin Mining Industry Co., Ltd., Class H	1,878,000	1,835,759
	Zhefu Holding Group Co., Ltd., Class A	706,800	614,794
*	Zhejiang Century Huatong Group Co., Ltd., Class A	2,293,054	1,985,558
	Zhejiang China Commodities City Group Co., Ltd., Class A	310,300	212,245
	Zhejiang Chint Electrics Co., Ltd., Class A	1,010,503	6,635,756
	Zhejiang Communications Technology Co., Ltd.	294,400	226,506
	Zhejiang Crystal-Optech Co., Ltd., Class A	160,905	341,073
	Zhejiang Dahua Technology Co., Ltd., Class A	1,251,923	4,108,498
	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	126,864	272,095
#*	Zhejiang Glass Co., Ltd.	437,000	0
	Zhejiang Hailiang Co., Ltd., Class A	650,665	1,147,151
	Zhejiang Hangmin Co., Ltd., Class A	625,181	451,396
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	1,033,800	1,212,245
	Zhejiang Huace Film & Television Co., Ltd., Class A	333,832	294,156
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	470,400	668,526
	Zhejiang Jianfeng Group Co., Ltd., Class A	52,300	84,629
*	Zhejiang Jingu Co., Ltd., Class A	579,000	487,882
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	406,551	490,639
	Zhejiang Juhua Co., Ltd., Class A	505,207	924,064
	Zhejiang Longsheng Group Co., Ltd., Class A	1,312,233	2,496,830

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Medicine Co., Ltd., Class A	641,500	$1,587,223
	Zhejiang Narada Power Source Co., Ltd., Class A	237,200	530,290
	Zhejiang NHU Co., Ltd., Class A	1,038,721	4,174,207
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	1,775,900	1,043,672
	Zhejiang Runtu Co., Ltd., Class A	378,930	520,986
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	441,840	2,495,562
	Zhejiang Semir Garment Co., Ltd., Class A	538,299	812,170
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	1,340,900	1,091,369
	Zhejiang Wanliyang Co., Ltd., Class A	366,141	502,615
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	165,900	284,030
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	138,400	473,215
	Zhejiang Yankon Group Co., Ltd., Class A	91,700	51,623
	Zhejiang Yasha Decoration Co., Ltd., Class A	749,426	844,781
	Zhejiang Zhongcheng Packing Material Co., Ltd., Class A	180,300	175,605
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,429,600	1,676,399
	Zhenro Properties Group, Ltd.	2,822,000	1,575,659
	Zhong An Group, Ltd.	15,060,600	718,685
*	Zhongfu Straits Pingtan Development Co., Ltd., Class A	293,000	126,380
	Zhongjin Gold Corp., Ltd., Class A	1,506,102	1,916,751
	Zhongshan Broad Ocean Motor Co., Ltd., Class A	567,100	578,024
*	Zhongtian Financial Group Co., Ltd., Class A	2,289,900	771,266
	Zhongyuan Environment-Protection Co., Ltd., Class A	163,500	150,037
*	Zhuzhou CRRC Times Electric Co., Ltd., Class H	770,500	6,018,822
	Zhuzhou Kibing Group Co., Ltd., Class A	795,846	2,569,487
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	485,000	897,401
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,877,400	7,645,801
	ZTE Corp., Class H	2,876,200	10,276,025
	ZTO Express Cayman, Inc., ADR	327,385	8,859,038
	ZTO Express Cayman, Inc.	42,450	1,130,696
TOTAL CHINA			4,242,040,508
COLOMBIA — (0.1%)
	Cementos Argos SA	94,431	136,241
*	Corp. Financiera Colombiana SA	11,027	83,257
	Grupo Argos SA	1,529,091	3,978,475
	Grupo de Inversiones Suramericana SA	1,251,121	5,581,329
	Grupo Nutresa SA	63,421	338,529
	Mineros SA	128,115	122,069
TOTAL COLOMBIA			10,239,900
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	705,161	19,561,297
*	Komercni banka A.S.	16,558	614,645
TOTAL CZECH REPUBLIC			20,175,942
GREECE — (0.2%)
*	Aegean Airlines SA	23,391	149,776
*	Alpha Services and Holdings SA	5,340,099	6,896,025
	Autohellas Tourist and Trading SA	37,423	324,349
	Bank of Greece	37,850	696,784
*	Ellaktor SA	557,576	853,430
*	Eurobank Ergasias Services and Holdings SA, Class A	5,131,264	4,836,333
*	Fourlis Holdings SA	42,414	209,702
*	GEK Terna Holding Real Estate Construction SA	1,073	12,115
	Hellenic Petroleum SA	142,712	976,537
*	Intracom Holdings SA	327,815	703,936
*	LAMDA Development SA	77,929	778,848
*	Motor Oil Hellas Corinth Refineries SA	8,934	143,585

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Mytilineos SA	382,362	$7,092,301
*	National Bank of Greece SA	2,694,589	7,630,081
*	Piraeus Financial Holdings SA	103,514	177,996
TOTAL GREECE			31,481,798
HONG KONG — (0.1%)
*	Anxin-China Holdings, Ltd.	6,152,000	0
#	Atlas Corp.	382,875	5,004,176
	China Huiyuan Juice Group, Ltd.	4,269,983	192,643
	Fiber Optic Center, Inc.	3,598,000	24,307
	Hua Han Health Industry Holdings, Ltd.	17,852,160	258,439
*	Karce International Holdings Open	640,000	0
	PAX Global Technology, Ltd.	5,605,000	6,079,919
*	Realgold Resources Corp.	3,137,500	0
	Tenwow International Holdings, Ltd.	2,984,000	54,718
	Texhong Textile Group, Ltd.	1,459,000	2,133,218
*	Truly International Holdings, Ltd.	166,000	60,499
*	Untrade Youyuan Holdings	4,485,251	0
	Zhuguang Holdings Group Co., Ltd.	230,000	46,151
TOTAL HONG KONG			13,854,070
HUNGARY — (0.2%)
*	MOL Hungarian Oil & Gas P.L.C.	3,626,570	28,892,218
INDIA — (12.9%)
	Aarti Drugs, Ltd.	49,211	441,779
	ACC, Ltd.	330,940	10,670,450
	Adani Enterprises, Ltd.	936,724	17,966,145
*	Adani Green Energy, Ltd.	621,305	7,315,674
	Adani Ports & Special Economic Zone, Ltd.	66,956	608,878
*	Adani Power, Ltd.	2,362,845	3,052,500
	Adani Total Gas, Ltd.	139,991	1,705,637
*	Adani Transmission, Ltd.	571,651	6,830,632
*	Aditya Birla Capital, Ltd.	2,879,031	4,498,077
	Alembic, Ltd.	483,755	787,774
	Allcargo Logistics, Ltd.	394,520	1,050,109
	Amara Raja Batteries, Ltd.	4,029	39,115
	Ambuja Cements, Ltd.	3,782,545	20,983,909
*	Amtek Auto, Ltd.	941,223	6,521
	Apollo Tyres, Ltd.	1,942,429	5,849,088
*	Arvind Fashions, Ltd.	354,092	997,726
*	Arvind, Ltd.	830,228	1,169,352
	Aurobindo Pharma, Ltd.	1,890,744	23,356,407
*	Axis Bank, Ltd.	6,005,724	57,387,085
	Bajaj Holdings & Investment, Ltd.	293,344	15,848,319
	Balmer Lawrie & Co., Ltd.	470,215	857,238
	Balrampur Chini Mills, Ltd.	990,244	5,120,811
*	Bank of Baroda	4,146,066	4,491,598
*	Bank of Maharashtra	578,945	171,568
	BEML, Ltd.	81,747	1,436,732
	Bharat Dyanamics, Ltd.	2,665	15,101
	Bharat Electronics, Ltd.	4,584,348	11,379,962
*	Bharat Heavy Electricals, Ltd.	5,700,069	4,570,962
	Bharti Airtel, Ltd.	2,687,529	20,441,198
	Birla Corp., Ltd.	158,657	3,191,803
	Birlasoft, Ltd.	927,461	5,021,794
*	Bodal Chemicals, Ltd.	146,947	235,482
*	Brigade Enterprises, Ltd.	364,346	1,566,869

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	BSE, Ltd.	119,329	$2,006,315
	Can Fin Homes, Ltd.	83,445	606,930
*	Canara Bank	1,449,186	2,978,921
*	Capacit'e Infraprojects, Ltd.	41,710	129,015
*	Ceat, Ltd.	165,941	3,018,377
	Century Textiles & Industries, Ltd.	12,794	138,168
*	CG Power and Industrial Solutions, Ltd.	2,437,294	2,555,473
	Chambal Fertilizers & Chemicals, Ltd.	891,271	3,668,421
	Chennai Super Kings Cricket, Ltd.	5,080,767	28,806
	Cholamandalam Financial Holdings, Ltd.	420,899	3,791,578
*	Cipla, Ltd.	896,605	11,101,137
	City Union Bank, Ltd.	1,110,844	2,253,726
	Cochin Shipyard, Ltd.	26,896	136,280
*	Coffee Day Enterprises, Ltd.	29,742	16,224
	Container Corp. Of India, Ltd.	357,502	3,101,274
	Cyient, Ltd.	124,698	1,657,863
*	Dalmia Bharat, Ltd.	284,948	8,208,218
*	DB Corp., Ltd.	113,948	142,842
*	DCB Bank, Ltd.	1,192,136	1,688,050
	DCM Shriram, Ltd.	309,132	3,876,009
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	278,985	1,610,010
	Delta Corp., Ltd.	51,743	128,152
	Dhampur Sugar Mills, Ltd.	189,843	913,099
*	Dhani Services, Ltd.	23,401	72,756
	Dilip Buildcon, Ltd.	108,385	822,597
*	Dish TV India, Ltd.	2,132,040	405,878
*	Dishman Carbogen Amcis, Ltd.	357,611	1,003,969
	DLF, Ltd.	2,100,800	9,550,717
	Dr Reddy's Laboratories, Ltd., ADR	71,016	4,442,051
*	DRC Systems India, Ltd.	4,728	18,548
	eClerx Services, Ltd.	13,413	405,969
	Edelweiss Financial Services, Ltd.	1,371,920	1,697,709
*	EID Parry India, Ltd.	563,199	3,301,301
*	EIH, Ltd.	422,487	633,810
	Engineers India, Ltd.	156,347	158,174
	EPL, Ltd.	45,190	150,449
	Escorts, Ltd.	190,424	3,045,288
*	Excel Industries, Ltd.	1,169	18,338
	Exide Industries, Ltd.	280,804	674,293
*	FDC, Ltd.	69,318	346,914
	Federal Bank, Ltd.	10,486,940	12,357,271
	Finolex Cables, Ltd.	495,237	3,477,146
*	Finolex Industries, Ltd.	741,795	1,767,530
	Firstsource Solutions, Ltd.	1,796,446	4,685,087
*	Fortis Healthcare, Ltd.	1,658,417	5,582,087
	GAIL India, Ltd.	10,022,838	18,877,044
	Gateway Distriparks, Ltd.	325,127	1,229,689
*	General Insurance Corp. of India	111,280	270,309
*	GFL, Ltd.	199,658	202,953
	GHCL, Ltd.	257,525	1,301,250
	Glenmark Pharmaceuticals, Ltd.	1,040,612	8,527,028
	Godfrey Phillips India, Ltd.	85,898	1,182,015
	Granules India, Ltd.	883,816	4,517,496
*	Graphite India, Ltd.	20,799	198,477
	Grasim Industries, Ltd.	1,273,099	26,679,980
	Great Eastern Shipping Co., Ltd. (The)	503,782	2,298,213
*	Greaves Cotton, Ltd.	340,062	737,413
	Gujarat Alkalies & Chemicals, Ltd.	176,303	1,141,481
*	Gujarat Ambuja Exports, Ltd.	280,132	726,412

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Gujarat Fluorochemicals, Ltd.	326,328	$7,607,705
	Gujarat Mineral Development Corp., Ltd.	549,802	515,448
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	332,353	1,717,712
	Gujarat Pipavav Port, Ltd.	388,699	578,560
	Gujarat State Fertilizers & Chemicals, Ltd.	828,894	1,359,589
	Gujarat State Petronet, Ltd.	1,304,285	6,075,338
	HEG, Ltd.	12,117	371,654
	HeidelbergCement India, Ltd.	345,204	1,229,335
*	HFCL, Ltd.	3,752,356	3,814,091
	Hikal, Ltd.	308,027	2,216,338
	HIL, Ltd.	18,294	1,583,904
	Himadri Speciality Chemical, Ltd.	203,546	142,437
	Himatsingka Seide, Ltd.	181,013	656,976
	Hindalco Industries, Ltd.	10,468,482	63,143,469
	Hinduja Global Solutions, Ltd.	59,737	2,385,044
	Housing Development Finance Corp., Ltd.	277,698	9,146,955
	ICICI Bank, Ltd., Sponsored ADR	4,638,233	86,224,749
	ICICI Bank, Ltd.	1,273,118	11,706,326
*	IDFC First Bank, Ltd.	9,141,208	6,397,598
*	IDFC, Ltd.	4,102,603	3,211,163
*	IFCI, Ltd.	5,015,523	970,381
	IIFL Finance, Ltd.	1,342,656	5,453,796
	IIFL Securities, Ltd.	2,362,242	3,579,187
	IIFL Wealth Management, Ltd.	270,509	5,047,657
	India Cements, Ltd. (The)	987,977	2,563,563
*	India Glycols, Ltd.	91,269	839,314
	Indiabulls Housing Finance, Ltd.	1,767,950	6,560,341
*	Indiabulls Real Estate, Ltd.	1,220,434	2,497,987
	Indian Bank	666,877	1,248,818
	Indian Hume Pipe Co., Ltd. (The)	2,945	9,124
	Indo Count Industries, Ltd.	248,595	890,113
*	INEOS Styrolution India, Ltd.	19,028	361,107
*	Infibeam Avenues, Ltd.	3,896,104	2,316,368
*	Inox Wind Energy, Ltd.	19,966	221,404
*	Intellect Design Arena, Ltd.	355,025	3,584,246
	IRCON International, Ltd.	22,580	13,386
	ITD Cementation India, Ltd.	187,582	216,840
	J Kumar Infraprojects, Ltd.	167,631	497,208
*	Jagran Prakashan, Ltd.	489,592	439,647
	Jai Corp., Ltd.	312,837	645,548
*	Jammu & Kashmir Bank, Ltd. (The)	768,439	394,714
	JB Chemicals & Pharmaceuticals, Ltd.	314,846	7,708,395
	Jindal Poly Films, Ltd.	107,814	1,455,132
	Jindal Saw, Ltd.	854,627	1,609,725
*	Jindal Stainless Hisar, Ltd.	10,311	40,703
*	Jindal Stainless, Ltd.	258,426	565,264
*	Jindal Steel & Power, Ltd.	3,034,663	17,648,695
*	JK Cement, Ltd.	92,442	4,039,207
*	JK Lakshmi Cement, Ltd.	228,271	2,125,579
*	JK Paper, Ltd.	522,303	1,842,298
	JK Tyre & Industries, Ltd.	607,973	1,219,704
	JM Financial, Ltd.	2,157,432	3,083,842
	JSW Energy, Ltd.	2,527,476	8,600,701
	JSW Steel, Ltd.	5,199,217	51,614,171
*	Jubilant Ingrevia, Ltd.	762,037	6,082,513
*	Jubilant Pharmova, Ltd.	731,472	6,751,461
	Jyothy Labs, Ltd.	26,964	61,760
	Kalpataru Power Transmission, Ltd.	409,368	2,612,856
*	Kalyani Steels, Ltd.	76,266	457,736

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Karnataka Bank, Ltd. (The)	847,024	$692,104
	Karur Vysya Bank, Ltd. (The)	2,259,617	1,469,492
	Kaveri Seed Co., Ltd.	83,828	817,961
	KEC International, Ltd.	18,601	106,630
	Kiri Industries, Ltd.	98,928	774,097
	Kirloskar Oil Engines, Ltd.	298,653	1,004,797
*	KNR Constructions, Ltd.	407,280	1,482,937
*	Kolte-Patil Developers, Ltd.	90,777	290,129
*	KPIT Technologies, Ltd.	1,072,954	4,078,127
	KPR Mill, Ltd.	40,882	1,045,299
*	KRBL, Ltd.	120,245	445,013
*	L&T Finance Holdings, Ltd.	4,515,110	5,376,533
	Larsen & Toubro, Ltd.	2,116,577	45,686,276
	Laurus Labs, Ltd.	197,600	1,721,117
*	LG Balakrishnan & Bros, Ltd.	14,177	98,801
	LIC Housing Finance, Ltd.	2,167,790	11,988,457
	Linde India, Ltd.	44,759	1,059,728
	LT Foods, Ltd.	773,314	791,457
	Lupin, Ltd.	1,204,587	17,991,109
*	Magma Fincorp, Ltd.	275,863	636,133
	Maharashtra Scooters, Ltd.	8,085	456,607
	Maharashtra Seamless, Ltd.	147,161	619,632
	Mahindra & Mahindra Financial Services, Ltd.	4,167,224	8,487,872
	Mahindra & Mahindra, Ltd.	3,949,734	39,623,621
*	Mahindra CIE Automotive, Ltd.	216,128	787,981
*	Mahindra Lifespace Developers, Ltd.	125,469	1,282,767
*	Maithan Alloys, Ltd.	1,776	27,839
	Manappuram Finance, Ltd.	1,288,705	3,600,204
	Marksans Pharma, Ltd.	1,329,294	1,464,248
	Mastek, Ltd.	77,492	2,711,052
*	Max Healthcare Institute, Ltd.	461,394	1,853,953
*	Max India, Ltd.	42,980	42,364
*	Meghmani Finechem, Ltd.	76,933	1,047,920
	Meghmani Organics, Ltd.	818,438	472,597
	MOIL, Ltd.	349,145	892,853
	Mphasis, Ltd.	256,013	8,989,432
	MRF, Ltd.	7,617	8,211,688
	National Aluminium Co., Ltd.	2,986,448	3,787,144
*	Nava Bharat Ventures, Ltd.	479,073	799,679
	NCC, Ltd.	1,726,959	2,040,441
	NIIT, Ltd.	450,911	1,960,832
	Nilkamal, Ltd.	35,216	1,231,436
	NMDC, Ltd.	179,947	439,605
	NOCIL, Ltd.	320,354	1,131,848
	Nucleus Software Exports, Ltd.	18,815	171,568
*	Oberoi Realty, Ltd.	457,696	4,132,082
*	Omaxe, Ltd.	268,860	312,845
	Orient Cement, Ltd.	556,320	1,199,718
	Parag Milk Foods, Ltd.	137,951	257,765
*	PC Jeweller, Ltd.	50,599	16,675
	Persistent Systems, Ltd.	310,402	13,134,454
	Petronet LNG, Ltd.	3,937,868	11,620,539
	Phillips Carbon Black, Ltd.	518,512	1,899,064
	Piramal Enterprises, Ltd.	380,449	11,904,786
*	PNB Housing Finance, Ltd.	186,149	1,693,432
*	PNC Infratech, Ltd.	321,227	1,353,097
	Polyplex Corp., Ltd.	101,191	2,058,787
	Power Finance Corp., Ltd.	4,872,837	8,526,031
*	Praj Industries, Ltd.	92,329	458,731

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Prakash Industries, Ltd.	187,902	$211,369
*	Prestige Estates Projects, Ltd.	647,281	2,969,153
	Procter & Gamble Health, Ltd.	13,923	1,012,495
	PTC India Financial Services, Ltd.	1,484,251	408,962
	PTC India, Ltd.	919,939	1,274,020
*	Punjab National Bank	5,997,812	3,179,044
	Quess Corp., Ltd.	37,802	445,216
	Rain Industries, Ltd.	736,786	2,570,668
	Rajesh Exports, Ltd.	404,958	3,374,850
	Rallis India, Ltd.	310,215	1,350,344
	Ramco Industries, Ltd.	118,646	536,550
	Rashtriya Chemicals & Fertilizers, Ltd.	1,044,190	1,184,187
*	Raymond, Ltd.	172,825	1,024,631
*	RBL Bank, Ltd.	322,994	840,570
	REC, Ltd.	6,005,712	12,315,414
	Redington India, Ltd.	2,114,282	9,353,217
	Reliance Industries, Ltd.	13,595,926	373,003,780
*	Reliance Power, Ltd.	573,486	93,271
	Repco Home Finance, Ltd.	157,611	721,629
*	Sequent Scientific, Ltd.	235,635	932,917
	Seshasayee Paper & Boards, Ltd.	59,795	164,801
	Sharda Cropchem, Ltd.	28,099	131,539
	Shipping Corp. of India, Ltd.	822,610	1,225,501
	Shriram City Union Finance, Ltd.	27,860	695,888
	Shriram Transport Finance Co., Ltd.	735,109	13,857,029
	Sobha, Ltd.	289,326	2,314,053
	Somany Ceramics, Ltd.	10,977	103,471
	Somany Home Innovation, Ltd.	124,405	618,033
*	South Indian Bank, Ltd. (The)	4,961,219	718,420
	Srikalahasthi Pipes, Ltd.	69,809	217,674
	State Bank of India	6,087,495	35,423,195
	Steel Authority of India, Ltd.	4,592,630	8,786,150
	Strides Pharma Science, Ltd.	361,129	3,743,154
	Sun Pharmaceutical Industries, Ltd.	2,709,187	28,194,719
	Sun TV Network, Ltd.	89,286	689,947
	Sunteck Realty, Ltd.	290,750	1,485,968
	Surya Roshni, Ltd.	65,033	464,101
*	Suvidhaa Infoserve, Ltd.	255,844	82,223
*	TAKE Solutions, Ltd.	122,645	104,674
*	TARC, Ltd.	263,704	146,512
	Tata Chemicals, Ltd.	761,327	7,862,616
	Tata Consumer Products, Ltd.	1,899,763	19,295,495
	Tata Metaliks, Ltd.	1,879	33,472
*	Tata Motors, Ltd.	10,754,335	42,653,980
	Tata Steel, Ltd.	1,930,245	37,304,042
	Tech Mahindra, Ltd.	512,811	8,335,457
	Techno Electric & Engineering Co., Ltd.	51,972	209,727
*	Teledata Marine Solutions, Ltd.	267,258	0
	Tide Water Oil Co. India, Ltd.	5,975	250,083
	Tide Water Oil Co., India, Ltd.	5,975	250,944
	Time Technoplast, Ltd.	635,571	703,002
	Tinplate Co. of India, Ltd. (The)	203,125	708,379
	Transport Corp. of India, Ltd.	130,573	741,904
	Trident, Ltd.	8,544,349	2,376,655
*	Triveni Engineering & Industries, Ltd.	572,383	1,446,135
	Tube Investments of India, Ltd.	334,852	5,038,897
	TV Today Network, Ltd.	29,230	114,808
*	TV18 Broadcast, Ltd.	3,619,641	1,902,356
*	TVS Srichakra, Ltd.	1,968	57,316

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	UCO Bank	1,814,473	$337,445
	Uflex, Ltd.	219,094	1,607,828
	Unichem Laboratories, Ltd.	200,132	896,019
*	Union Bank of India	1,643,856	816,719
*	Usha Martin, Ltd.	368,127	334,450
*	VA Tech Wabag, Ltd.	117,627	583,750
*	Vardhman Textiles, Ltd.	155,628	3,986,208
#	Vedanta, Ltd., ADR	441,108	7,070,968
	Vindhya Telelinks, Ltd.	23,536	424,033
*	Vodafone Idea, Ltd.	11,609,989	1,295,793
	Welspun Corp., Ltd.	646,685	1,208,846
	Welspun Enterprises, Ltd.	463,798	661,509
	Welspun India, Ltd.	1,892,101	3,413,692
*	West Coast Paper Mills, Ltd.	184,344	648,878
	Wipro, Ltd.	7,747,447	61,123,464
*	Wockhardt, Ltd.	235,925	1,681,335
*	Yes Bank, Ltd.	19,922,354	3,433,839
	Zee Entertainment Enterprises, Ltd.	158,265	432,595
	Zensar Technologies, Ltd.	423,215	2,368,682
TOTAL INDIA			1,767,123,753
INDONESIA — (1.2%)
	Adaro Energy Tbk PT	97,793,300	9,031,578
	Adhi Karya Persero Tbk PT	4,095,300	194,054
	AKR Corporindo Tbk PT	563,800	140,357
*	Alam Sutera Realty Tbk PT	69,714,900	752,414
	Astra Agro Lestari Tbk PT	3,532,766	1,942,697
	Astra International Tbk PT	31,202,800	10,188,131
*	Astrindo Nusantara Infrastructure Tbk PT	51,270,000	177,252
*	Bakrie Telecom Tbk PT	160,430,200	103,995
	Bank Danamon Indonesia Tbk PT	5,906,854	882,089
	Bank Mandiri Persero Tbk PT	49,143,662	19,363,889
	Bank Negara Indonesia Persero Tbk PT	26,872,841	8,875,026
*	Bank Pan Indonesia Tbk PT	60,943,301	3,074,056
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,459,300	1,564,249
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,617,600	1,039,041
*	Bank Tabungan Negara Persero Tbk PT	27,316,427	2,482,953
	Barito Pacific Tbk PT	6,098,200	409,187
*	Bekasi Fajar Industrial Estate Tbk PT	32,514,000	274,158
	BISI International Tbk PT	9,817,300	756,031
*	Buana Lintas Lautan Tbk PT	32,695,100	560,795
	Bukit Asam Tbk PT	22,735,900	3,506,182
*	Bumi Serpong Damai Tbk PT	20,401,300	1,318,235
	Ciputra Development Tbk PT	69,722,878	4,171,116
*	City Retail Developments Tbk PT	1,000,000	10,116
*	Davomas Abadi Tbk	54,906,800	0
*	Delta Dunia Makmur Tbk PT	36,091,000	774,072
*	Eagle High Plantations Tbk PT	50,643,100	304,854
	Elnusa Tbk PT	21,143,600	382,913
	Erajaya Swasembada Tbk PT	59,034,000	2,696,449
*	FKS Food Sejahtera Tbk PT	32,163,022	458,288
*	Gajah Tunggal Tbk PT	9,364,000	505,572
*	Garuda Indonesia Persero Tbk PT	7,731,781	118,683
	Gudang Garam Tbk PT	134,400	305,137
*	Hanson International Tbk PT	37,319,300	24,191
	Hexindo Adiperkasa Tbk PT	646,644	155,135
	Indah Kiat Pulp & Paper Corp. Tbk PT	16,466,400	7,739,998
*	Indika Energy Tbk PT	10,821,200	1,025,271
	Indo Tambangraya Megah Tbk PT	2,923,800	3,427,341

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indofood Sukses Makmur Tbk PT	30,127,000	$12,663,786
*	Indo-Rama Synthetics Tbk PT	180,100	46,741
*	Integra Indocabinet Tbk PT	1,177,800	64,696
*	Intiland Development Tbk PT	38,709,800	436,876
	Japfa Comfeed Indonesia Tbk PT	30,600,750	3,306,640
	Jaya Real Property Tbk PT	66,551,400	2,090,473
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,782,022
*	KMI Wire & Cable Tbk PT	10,201,300	237,071
*	Krakatau Steel Persero Tbk PT	407,200	13,632
*	Lippo Cikarang Tbk PT	9,762,410	629,050
*	Lippo Karawaci Tbk PT	301,383,962	3,107,941
*	Malindo Feedmill Tbk PT	6,123,100	304,900
*	Medco Energi Internasional Tbk PT	59,390,032	2,002,626
*	Media Nusantara Citra Tbk PT	32,613,000	1,781,842
	Metrodata Electronics Tbk PT	5,572,550	1,013,311
	Mitra Pinasthika Mustika Tbk PT	557,100	27,196
*	MNC Kapital Indonesia Tbk PT	8,798,000	71,174
*	MNC Vision Networks Tbk PT	2,925,400	50,572
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,040,400	1,434,331
*	Pan Brothers Tbk PT	25,006,950	279,674
*	Panin Financial Tbk PT	76,680,200	960,913
*	Paninvest Tbk PT	10,480,500	550,680
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,469,084	1,825,544
*	PP Persero Tbk PT	11,059,600	643,056
	Puradelta Lestari Tbk PT	1,728,800	22,745
	Ramayana Lestari Sentosa Tbk PT	10,775,500	469,727
*	Salim Ivomas Pratama Tbk PT	22,834,800	704,192
*	Sampoerna Agro Tbk PT	8,436,641	1,097,226
	Semen Indonesia Persero Tbk PT	14,874,700	7,926,801
	Siloam International Hospitals Tbk PT	1,692,800	974,372
	Sinar Mas Agro Resources & Technology Tbk PT	6,864,200	1,901,123
	Sri Rejeki Isman Tbk PT	63,289,500	638,912
*	Surya Semesta Internusa Tbk PT	31,276,700	1,077,493
*	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	92,632
*	Timah Tbk PT	1,553,700	178,923
*	Tiphone Mobile Indonesia Tbk PT	6,628,800	10,399
*	Trada Alam Minera Tbk PT	188,544,700	122,220
	Trias Sentosa Tbk PT	336,500	11,309
*	Truba Alam Manuggal Engineering PT	129,244,500	0
	Tunas Baru Lampung Tbk PT	17,990,700	995,518
	Tunas Ridean Tbk PT	32,898,100	2,613,063
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,371,100	145,105
	Unggul Indah Cahaya Tbk PT	288,335	167,483
	United Tractors Tbk PT	11,662,600	15,779,741
	Vale Indonesia Tbk PT	10,177,800	3,871,178
*	Waskita Beton Precast Tbk PT	55,385,300	501,723
*	Waskita Karya Persero Tbk PT	17,591,000	1,064,688
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	78,050
	Wijaya Karya Beton Tbk PT	18,377,300	289,893
	Wijaya Karya Persero Tbk PT	20,772,300	1,322,653
	XL Axiata Tbk PT	24,207,100	4,506,382
TOTAL INDONESIA			170,623,803
MALAYSIA — (1.7%)
#	Aeon Co. M Bhd	2,308,900	711,299
#	AFFIN Bank Bhd	7,976,554	3,157,334
	Alliance Bank Malaysia Bhd	7,454,100	4,218,417
	Allianz Malaysia Bhd	93,300	281,928

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	AMMB Holdings Bhd	11,706,662	$7,905,642
	Batu Kawan Bhd	1,623,450	7,501,596
*	Berjaya Assets Bhd	604,700	37,020
#*	Berjaya Corp. Bhd	14,975,529	975,815
#*	Berjaya Land Bhd	5,491,800	351,586
	BIMB Holdings Bhd	1,164,507	1,034,153
*	Boustead Holdings Bhd	2,832,091	399,629
#	Boustead Plantations Bhd	3,159,100	434,600
#*	Bumi Armada Bhd	16,365,600	1,644,999
#	Cahya Mata Sarawak Bhd	1,105,000	293,327
	Can-One Bhd	28,100	19,849
	CB Industrial Product Holding Bhd	1,285,500	380,596
#	CIMB Group Holdings Bhd	24,989,276	26,333,806
	CSC Steel Holdings Bhd	821,256	264,693
*	Cypark Resources Bhd	822,350	173,487
#	DRB-Hicom Bhd	6,926,000	2,739,007
#	Eco World Development Group Bhd	4,869,900	802,007
#	Ekovest BHD	8,316,700	798,318
	FAR East Holdings Bhd	57,360	40,755
#	Gabungan AQRS Bhd	1,346,274	165,941
	Gadang Holdings Bhd	2,586,100	229,833
*	Gamuda Bhd	9,703,133	6,439,107
	Genting Bhd	7,451,300	8,313,620
	Genting Malaysia Bhd	8,748,100	5,716,630
	Genting Plantations Bhd	17,400	27,209
	George Kent Malaysia Bhd	1,855,600	307,802
	HAP Seng Consolidated Bhd	1,463,282	2,670,642
#	Hengyuan Refining Co. Bhd	791,000	808,564
	HeveaBoard Bhd	2,153,300	232,204
#	Hiap Teck Venture Bhd	8,346,100	999,576
	Hong Leong Financial Group Bhd	1,983,234	8,095,786
	Hong Leong Industries Bhd	129,100	277,945
#*	IGB Bhd	1,994,205	917,535
	IJM Corp. Bhd	20,507,218	8,992,512
#	Insas Bhd	2,626,100	547,501
#	IOI Properties Group Bhd	7,235,425	1,939,113
#*	Iskandar Waterfront City Bhd	1,951,300	175,858
#*	JAKS Resources Bhd	6,809,780	790,938
*	Jaya Tiasa Holdings Bhd	2,754,833	401,157
*	Keck Seng Malaysia Bhd	832,000	680,523
#*	KNM Group Bhd	13,856,690	573,729
#*	KSL Holdings Bhd	1,718,751	248,542
	Kumpulan Fima BHD	575,200	279,363
*	Land & General Bhd	12,979,920	369,768
*	LBS Bina Group Bhd	3,959,834	417,945
	Lotte Chemical Titan Holding Bhd	868,893	539,436
	Magnum Bhd	5,704,845	2,677,946
#	Mah Sing Group Bhd	8,063,762	1,617,503
#	Malayan Banking Bhd	15,420,971	29,279,421
	Malayan Flour Mills Bhd	3,750,075	684,192
#*	Malaysia Airports Holdings Bhd	476,154	652,414
#	Malaysia Building Society Bhd	13,955,643	1,935,443
#	Malaysian Resources Corp. Bhd	12,219,447	1,115,013
	Matrix Concepts Holdings Bhd	794,700	376,772
	MBM Resources BHD	812,703	604,932
	Mega First Corp. Bhd	341,200	286,766
	MISC Bhd	7,147,104	11,349,249
	MKH Bhd	2,137,878	643,410
#	MMC Corp. Bhd	3,524,180	1,461,933

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	MNRB Holdings Bhd	1,983,779	$607,196
*	MPHB Capital Bhd	178,400	61,261
#	Muda Holdings Bhd	529,900	347,817
	Muhibbah Engineering M Bhd	1,684,000	363,126
*	Mulpha International Bhd	852,260	422,391
*	Notion VTEC Bhd	220,300	30,846
*	OCK Group Bhd	131,800	14,216
	Oriental Holdings BHD	2,554,379	3,074,361
	OSK Holdings Bhd	6,761,306	1,355,200
	Panasonic Manufacturing Malaysia Bhd	51,780	395,299
	Pantech Group Holdings Bhd	2,614,594	318,982
	Paramount Corp. Bhd	1,928,055	358,828
#	Petron Malaysia Refining & Marketing Bhd	247,800	243,457
#*	Pos Malaysia Bhd	1,777,400	326,532
	PPB Group Bhd	2,253,239	9,660,539
	RHB Bank Bhd	11,553,209	13,994,514
#*	Sapura Energy Bhd	39,709,700	1,174,127
#	Sarawak Oil Palms Bhd	694,467	571,304
*	Shangri-La Hotels Malaysia Bhd	152,200	128,637
	Sime Darby Bhd	18,276,600	9,311,806
	Sime Darby Property Bhd	7,330,900	1,051,975
#*	SP Setia Bhd Group	9,325,073	2,273,758
*	Sumatec Resources Bhd	2,855,100	609
	Sunway Bhd	8,909,386	3,592,742
	Suria Capital Holdings Bhd	929,580	231,341
	Ta Ann Holdings Bhd	1,307,326	799,020
	Tan Chong Motor Holdings Bhd	1,149,400	321,534
*	Tropicana Corp. Bhd	5,049,461	1,087,497
*	Tune Protect Group Bhd	2,001,800	192,240
*	UEM Edgenta Bhd	1,204,400	453,805
#*	UEM Sunrise Bhd	9,729,345	887,805
	United Malacca Bhd	941,000	1,133,631
	UOA Development Bhd	7,576,600	2,852,452
*	Velesto Energy Bhd	18,280,228	604,933
*	Vinvest Capital Holdings Bhd	37,566	3,827
*	Wah Seong Corp. Bhd	676,080	99,231
#*	WCT Holdings Bhd	4,268,224	525,968
	Yinson Holdings Bhd	141,000	159,762
	YNH Property Bhd	3,337,050	2,135,807
*	YTL Corp. Bhd	27,313,621	4,046,824
TOTAL MALAYSIA			229,558,836
MEXICO — (2.5%)
	ALEATICA S.A.B. de C.V.	21,226	21,859
#	Alfa S.A.B. de C.V., Class A	24,152,100	18,272,182
	Alpek S.A.B. de C.V.	2,280,232	2,828,204
*	Alterna Asesoria Internacional S.A.B. de C.V.	53,149	3,551
	Arca Continental S.A.B. de C.V.	1,386,416	8,461,447
	Banco del Bajio SA	1,385,089	2,472,895
*	Cemex S.A.B. de C.V.	69,050	56,194
*	Cemex S.A.B. de C.V., Sponsored ADR	3,368,802	27,388,356
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	61,925	3,503,097
#	Coca-Cola Femsa S.A.B. de C.V.	1,044,400	5,902,418
#*	Consorcio ARA S.A.B. de C.V.	3,256,401	772,130
#*	Controladora Nemak SAB de C.V.	16,726,868	2,688,903
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	1,481,017	703,076
	Corp. Actinver S.A.B. de C.V., Class B	89,268	43,499
#*	Credito Real S.A.B. de C.V. Sofom ER	1,199,203	1,039,184
	Cydsa S.A.B. de C.V.	5,874	4,084

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Dine S.A.B. de C.V.	1,027,267	$799,881
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	551,862	2,614,284
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	92,540	8,085,220
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	705,251	683,064
*	Gentera S.A.B. de C.V.	1,801,797	1,048,154
#	Grupo Carso S.A.B. de C.V.	3,267,904	10,595,191
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	999,338	8,143,303
#	Grupo Comercial Chedraui S.A. de C.V.	2,064,344	3,285,321
	Grupo Elektra S.A.B. de C.V.	117,933	9,566,873
	Grupo Financiero Banorte S.A.B. de C.V., Class O	8,055,864	52,116,005
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	8,297,278	7,990,396
*	Grupo Gigante S.A.B. de C.V.	471,076	496,959
	Grupo Herdez S.A.B. de C.V.	220,860	462,662
	Grupo Industrial Saltillo S.A.B. de C.V.	1,352,696	2,004,623
*	Grupo KUO S.A.B. de C.V.	1,926,898	4,549,536
	Grupo Mexico S.A.B. de C.V., Class B	13,425,147	61,493,496
*	Grupo Pochteca S.A.B. de C.V.	67,810	27,933
*	Grupo Posadas S.A.B. de C.V.	320,355	417,618
*	Grupo Qumma S.A. de C.V., Class B	5,301	0
#	Grupo Rotoplas S.A.B. de C.V.	201,455	326,983
*	Grupo Sanborns S.A.B. de C.V.	1,389,018	1,412,655
*	Grupo Simec S.A.B. de C.V., Class B	690,073	5,615,916
	Grupo Televisa S.A.B., Sponsored ADR	680,759	9,224,284
#	Grupo Televisa S.A.B.	2,296,479	6,221,620
*	Hoteles City Express S.A.B. de C.V.	259,134	89,171
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	6,076	266,676
	Industrias Bachoco S.A.B. de C.V.	1,291,056	4,702,119
*	Industrias CH S.A.B. de C.V.	1,878,046	16,791,441
*	Industrias Penoles S.A.B. de C.V.	513,804	7,202,871
#	La Comer S.A.B. de C.V.	3,962,873	7,943,165
	Medica Sur S.A.B. de C.V.	1,000	1,595
	Megacable Holdings S.A.B. de C.V.	8,510	29,968
*	Minera Frisco S.A.B. de C.V., Class A1	13,595,941	3,121,304
#*	Nemak S.A.B. de C.V.	2,270,556	766,500
	Orbia Advance Corp. S.A.B. de C.V.	4,925,072	13,422,174
#	Organizacion Cultiba S.A.B. de C.V.	157,421	88,017
#*	Organizacion Soriana S.A.B. de C.V., Class B	13,691,639	13,075,193
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	397,485	3,001,966
#*	Unifin Financiera S.A.B. de C.V.	737,216	1,073,998
	Vitro S.A.B. de C.V.	935,298	1,292,091
TOTAL MEXICO			344,211,305
PHILIPPINES — (0.9%)
	ACR Mining Corp.	105,455	7,081
	Alliance Global Group, Inc.	24,227,106	4,927,852
	Alsons Consolidated Resources, Inc.	8,381,000	207,729
*	Apex Mining Co., Inc.	2,152,000	71,054
*	Atlas Consolidated Mining & Development Corp.	4,319,100	584,814
	Ayala Corp.	44,170	645,237
	Bank of the Philippine Islands	3,754,753	6,054,888
	BDO Unibank, Inc.	9,390,308	19,173,188
*	Belle Corp.	4,041,000	110,827
*	Cebu Air, Inc.	1,129,830	997,627
*	CEMEX Holdings Philippines, Inc.	17,723,719	429,240
	Century Properties Group, Inc.	18,036,400	151,449
	China Banking Corp.	7,986,932	3,929,166
	Cosco Capital, Inc.	12,798,100	1,254,951
	DMCI Holdings, Inc.	6,660,100	799,842
*	East West Banking Corp.	2,667,000	504,009

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	EEI Corp.	2,142,100	$325,717
*	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	59,460
	Filinvest Land, Inc.	73,198,031	1,627,150
	First Philippine Holdings Corp.	3,175,100	4,684,574
*	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,631,116	463,297
	GT Capital Holdings, Inc.	271,527	2,953,940
*	Integrated Micro-Electronics, Inc.	2,057,200	366,502
	JG Summit Holdings, Inc.	12,789,267	14,331,745
	LT Group, Inc.	9,164,300	1,792,821
	Megaworld Corp.	60,961,300	3,385,830
	Metropolitan Bank & Trust Co.	9,256,692	7,962,658
*	Mondragon International Philippines, Inc.	2,464,000	0
	Nickel Asia Corp.	12,536,240	1,524,122
*	Petron Corp.	16,167,900	985,997
	Philex Mining Corp.	4,703,000	577,703
*	Philippine National Bank	3,173,985	1,276,913
*	Philippine National Construction Corp.	398,900	7,334
	Philippine Savings Bank	1,952,959	2,246,085
*	Philippine Townships, Inc.	226,200	0
*	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	326,218
*	Pilipinas Shell Petroleum Corp.	112,730	41,276
	PNB Holdings Corp.	497,957	3,175
	Premium Leisure Corp.	6,804,000	54,597
	RFM Corp.	762,400	67,438
	Rizal Commercial Banking Corp.	4,700,306	1,877,344
	Robinsons Land Corp.	23,743,908	7,652,154
	Robinsons Retail Holdings, Inc.	417,610	448,978
	San Miguel Corp.	5,195,956	10,812,875
	Security Bank Corp.	1,414,324	3,112,885
	Semirara Mining & Power Corp.	110,500	36,099
*	Top Frontier Investment Holdings, Inc.	535,512	1,469,376
	Union Bank of the Philippines	3,690,119	5,658,661
	Vista Land & Lifescapes, Inc.	46,966,968	3,204,582
TOTAL PHILIPPINES			119,186,460
POLAND — (0.8%)
*	Agora SA	226,645	555,729
*	Alior Bank SA	472,300	4,526,193
	Amica SA	5,928	230,846
#*	Bank Millennium SA	2,422,182	3,101,427
*	Bank Polska Kasa Opieki SA	2,647	64,649
*	Boryszew SA	283,585	248,878
#	Ciech SA	148,017	1,838,314
	Cyfrowy Polsat SA	512,024	4,541,953
	Develia SA	1,336,579	1,176,073
*	Enea SA	1,535,509	3,405,854
	Firma Oponiarska Debica SA	13,080	276,337
*	Grupa Azoty SA	237,054	1,840,922
	Grupa Kety SA	27,313	4,924,256
	Grupa Lotos SA	383,369	5,283,424
#*	Jastrzebska Spolka Weglowa SA	175,136	1,581,183
	Kernel Holding SA	402,854	5,573,610
	KGHM Polska Miedz SA	270,116	13,638,395
*	Lubelski Wegiel Bogdanka SA	52,381	347,785
#*	mBank SA	33,848	2,816,954
*	PGE Polska Grupa Energetyczna SA	4,539,080	10,212,184

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	PKP Cargo SA	109,382	$539,108
	Polski Koncern Naftowy Orlen SA	1,860,229	35,241,145
	Stalexport Autostrady SA	189,773	183,184
*	Tauron Polska Energia SA	7,008,234	5,907,407
TOTAL POLAND			108,055,810
QATAR — (0.2%)
	Aamal Co.	5,373,817	1,397,772
	Al Khaleej Takaful Group QSC	725,367	932,292
	Al Khalij Commercial Bank PQSC	633,121	377,098
	Alijarah Holding Co., QPSC	1,862,841	539,414
	Baladna	84,643	33,958
	Barwa Real Estate Co.	3,108,971	2,610,024
	Commercial Bank PSQC (The)	2,165,205	3,275,308
	Doha Bank QPSC	680,888	552,141
	Doha Insurance Co. QSC	34,356	18,086
*	Gulf International Services QSC	4,508,235	1,745,758
	Gulf Warehousing Co.	562,006	795,533
	Industries Qatar QSC	820,787	3,011,785
*	Investment Holding Group	1,273,355	367,163
	Mannai Corp. QSC	42,393	43,277
	Mazaya Real Estate Development QPSC	4,065,793	1,158,388
	Mesaieed Petrochemical Holding Co.	4,462,526	2,345,166
	Ooredoo QPSC	2,396,783	4,660,479
	Qatar Fuel QSC	169,663	836,191
*	Qatar Insurance Co. SAQ	1,034,786	708,015
	Qatar National Cement Co., QSC	273,951	380,722
	Qatar Navigation QSC	140,231	286,530
*	Salam International Investment, Ltd. QSC	4,845,436	1,169,628
	United Development Co. QSC	7,639,216	3,063,221
	Vodafone Qatar QSC	4,677,181	2,019,506
	Widam Food Co.	37,629	41,965
TOTAL QATAR			32,369,420
RUSSIA — (1.5%)
	Etalon Group P.L.C., GDR	88,415	145,177
	Gazprom PJSC, Sponsored ADR	10,367,186	80,682,594
	Gazprom PJSC, Sponsored ADR	18,140	141,492
	Lukoil PJSC, Sponsored ADR	1,155,887	99,043,071
	Magnitogorsk Iron & Steel Works PJSC, GDR	55,862	687,159
	Rosneft Oil Co. PJSC, GDR	1,733,767	12,757,058
	RusHydro PJSC, ADR	4,812,583	5,158,762
	VTB Bank PJSC, GDR	5,625,755	7,347,236
TOTAL RUSSIA			205,962,549
SAUDI ARABIA — (2.6%)
	Al Babtain Power & Telecommunication Co.	165,284	1,778,316
*	Al Etihad Cooperative Insurance Co.	93,027	602,851
*	Al Jouf Cement Co.	526,788	1,971,796
	Al Khaleej Training and Education Co.	157,685	1,248,635
	Alinma Bank	5,572,061	32,244,862
*	AlJazira Takaful Ta'awuni Co.	39,234	332,010
	Arab National Bank	1,337,791	8,018,538
	Arabian Cement Co.	424,483	5,280,520
	Arabian Pipes Co.	114,821	652,520
	Arriyadh Development Co.	681,379	5,224,965
*	Aseer Trading Tourism & Manufacturing Co.	20,857	145,213
	Astra Industrial Group	208,369	2,609,728

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	AXA Cooperative Insurance Co.	26,172	$299,127
*	Bank Al-Jazira	2,669,286	13,770,598
	Banque Saudi Fransi	1,046,920	10,338,636
*	Basic Chemical Industries, Ltd.	78,332	868,056
	City Cement Co.	485,136	3,983,362
*	Dar Al Arkan Real Estate Development Co.	4,196,651	11,781,450
*	Dur Hospitality Co.	280,527	2,552,635
	Eastern Province Cement Co.	248,263	3,267,518
*	Emaar Economic City	2,360,822	8,544,889
	Etihad Etisalat Co.	1,958,085	16,817,635
	Hail Cement Co.	380,842	1,939,246
*	Middle East Healthcare Co.	168,788	1,722,638
*	Middle East Paper Co.	193,849	1,962,557
*	Mobile Telecommunications Co. Saudi Arabia	1,839,162	6,956,601
	Najran Cement Co.	657,177	4,156,309
*	National Co., for Glass Manufacturing (The)	114,231	1,296,213
*	National Industrialization Co.	703,299	4,053,709
	Northern Region Cement Co.	697,867	3,449,509
	Riyad Bank	2,826,028	19,778,440
	Sahara International Petrochemical Co.	1,691,932	15,117,253
*	Saudi Arabian Cooperative Insurance Co.	66,890	417,433
*	Saudi Arabian Mining Co.	1,130,587	21,006,592
	Saudi Basic Industries Corp.	1,606,358	51,669,153
*	Saudi British Bank (The)	2,340,905	19,220,083
*	Saudi Ceramic Co.	116,578	1,914,481
	Saudi Chemical Co., Holding.	280,722	3,107,860
	Saudi Industrial Investment Group	663,836	6,541,175
	Saudi Investment Bank (The)	259,431	1,193,837
*	Saudi Kayan Petrochemical Co.	3,601,259	18,582,904
	Saudi National Bank(The)	1,821,048	26,738,276
*	Saudi Re for Cooperative Reinsurance Co.	196,476	958,867
*	Seera Group Holding	850,351	4,841,330
*	Tabuk Cement Co.	348,928	2,186,211
*	Walaa Cooperative Insurance Co.	75,941	498,990
*	Yamama Cement Co.	803,486	7,279,896
	Yanbu Cement Co.	173,926	2,164,344
*	Zamil Industrial Investment Co.	177,346	1,925,767
TOTAL SAUDI ARABIA			363,013,534
SOUTH AFRICA — (4.1%)
*	Absa Group, Ltd.	2,844,858	26,466,631
	Adcock Ingram Holdings, Ltd.	38,356	117,144
	Advtech, Ltd.	99,684	97,984
	AECI, Ltd.	1,105,952	7,530,961
	African Rainbow Minerals, Ltd.	563,604	11,471,133
	Alexander Forbes Group Holdings, Ltd.	5,798,985	1,394,328
	Allied Electronics Corp., Ltd., Class A	134,145	97,048
	Alviva Holdings, Ltd.	655,775	586,576
	AngloGold Ashanti, Ltd., Sponsored ADR	1,374,436	27,557,442
*	Aspen Pharmacare Holdings, Ltd.	1,561,482	19,237,012
	Astral Foods, Ltd.	134,124	1,406,825
	Barloworld, Ltd.	1,754,275	12,941,726
	Bidvest Group, Ltd. (The)	65,648	895,580
*	Blue Label Telecoms, Ltd.	2,887,647	893,134
#*	Brait P.L.C.	5,375,280	1,051,220
*	Caxton and CTP Publishers and Printers, Ltd.	1,326,787	741,321
	DataTec, Ltd.	3,428,984	5,509,832
*	Discovery, Ltd.	598,548	4,798,576
	DRDGOLD, Ltd.	1,491,594	1,551,566

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Exxaro Resources, Ltd.	1,107,160	$13,707,576
	FirstRand, Ltd.	575,285	2,134,043
*	Foschini Group, Ltd. (The)	74,521	786,624
	Gold Fields, Ltd., Sponsored ADR	4,043,915	39,711,245
#*	Grindrod Shipping Holdings, Ltd.	67,963	679,123
*	Grindrod, Ltd.	2,617,023	794,204
	Harmony Gold Mining Co., Ltd.	1,224,659	5,021,327
	Hudaco Industries, Ltd.	160,964	1,407,414
#	Impala Platinum Holdings, Ltd.	3,736,542	67,356,529
	Imperial Logistics, Ltd.	1,234,961	5,151,380
	Investec, Ltd.	1,554,369	5,799,288
*	KAP Industrial Holdings, Ltd.	8,126,436	2,195,897
#	Lewis Group, Ltd.	837,938	2,200,101
*	Liberty Holdings, Ltd.	822,035	4,608,165
*	Life Healthcare Group Holdings, Ltd.	3,382,062	5,448,137
*	Long4Life, Ltd.	1,383,403	396,832
*	Massmart Holdings, Ltd.	2,803	11,025
*	Merafe Resources, Ltd.	7,709,620	476,918
	Metair Investments, Ltd.	1,142,050	1,881,658
	Momentum Metropolitan Holdings	7,198,569	9,447,953
#	Motus Holdings, Ltd.	291,023	1,691,362
	Mpact, Ltd.	1,862,483	3,148,066
#*	MTN Group, Ltd.	11,735,687	84,294,267
*	Murray & Roberts Holdings, Ltd.	5,476,478	3,723,527
*	Nedbank Group, Ltd.	1,386,974	16,035,722
#	Ninety One, Ltd.	941,491	2,909,102
	Oceana Group, Ltd.	118,408	504,945
	Old Mutual, Ltd.	17,256,455	15,220,528
*	Omnia Holdings, Ltd.	1,322,653	5,032,951
*	Pepkor Holdings, Ltd.	123,303	176,272
*	PPC, Ltd.	10,395,993	2,591,442
	Raubex Group, Ltd.	1,421,122	2,758,320
	RCL Foods, Ltd.	159,113	99,806
	Reunert, Ltd.	1,133,834	3,671,830
	RFG Holdings, Ltd.	23,326	19,402
	Royal Bafokeng Platinum, Ltd.	589,877	4,671,134
	Sanlam, Ltd.	369,503	1,460,444
*	Sappi, Ltd.	4,039,561	11,347,199
*	Sasol, Ltd.	2,530,797	37,731,532
	Sibanye Stillwater, Ltd.	1,447,583	6,308,845
	Standard Bank Group, Ltd.	5,816,571	49,022,581
#*	Steinhoff International Holdings NV	6,983,901	769,516
*	Super Group, Ltd.	2,920,069	6,351,928
*	Telkom SA SOC, Ltd.	2,170,649	6,284,703
	Tiger Brands, Ltd.	14,459	190,369
*	Tongaat Hulett Pvt, Ltd.	477,823	220,406
	Trencor, Ltd.	1,135,741	321,929
*	Tsogo Sun Gaming, Ltd.	1,713,438	946,478
*	Wilson Bayly Holmes-Ovcon, Ltd.	335,934	2,530,471
TOTAL SOUTH AFRICA			563,596,555
SOUTH KOREA — (14.0%)
	ABco Electronics Co., Ltd.	13,699	97,766
	Aekyung Petrochemical Co., Ltd.	73,470	837,861
	Ahn-Gook Pharmaceutical Co., Ltd.	14,137	160,045
	AJ Networks Co., Ltd.	69,115	352,786
*	Ajin Industrial Co., Ltd.	210,783	646,450
	AK Holdings, Inc.	29,750	719,761
	AMOREPACIFIC Group	8,804	441,287

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Aprogen pharmaceuticals, Inc.	807,824	$844,447
*	Asia Business Daily Co., Ltd. (The)	11,337	46,875
#	Asia Cement Co., Ltd.	10,339	1,068,350
	ASIA Holdings Co., Ltd.	5,694	641,937
	Asia Paper Manufacturing Co., Ltd.	27,225	1,278,368
*	AUK Corp.	137,335	327,034
	Aurora World Corp.	19,282	182,784
	Austem Co., Ltd.	145,399	441,118
#	Autech Corp.	10,937	127,081
	Avaco Co., Ltd.	53,567	599,884
*	Barunson Entertainment & Arts Corp.	76,043	93,537
	Bcworld Pharm Co., Ltd.	4,341	72,858
	BGF Co., Ltd.	246,024	1,324,734
*	BHI Co., Ltd.	9,905	46,501
	Binggrae Co., Ltd.	13,533	715,810
*	BioSmart Co., Ltd.	54,215	341,587
	Bixolon Co., Ltd.	27,536	140,580
*	Bluecom Co., Ltd.	63,344	589,676
#	BNK Financial Group, Inc.	1,040,137	7,001,479
	Bookook Securities Co., Ltd.	20,358	433,449
	Busan City Gas Co., Ltd.	1,660	88,290
	BYC Co., Ltd.	752	258,922
#	Byucksan Corp.	266,300	985,511
*	CammSys Corp.	43,580	80,451
#*	Capro Corp.	203,349	833,645
*	Charm Engineering Co., Ltd.	75,503	105,789
	Chinyang Holdings Corp.	83,349	240,238
	Chongkundang Holdings Corp.	7,791	681,552
*	CHOROKBAEM Co Co., Ltd.	149,335	210,744
#	Chosun Refractories Co., Ltd.	8,873	699,492
	CJ CheilJedang Corp.	49,964	20,312,941
#	CJ Corp.	118,752	10,124,538
	CJ ENM Co., Ltd.	16,763	2,380,738
*	CJ Logistics Corp.	16,185	2,476,899
*	Cloud Air Co., Ltd.	53,283	100,942
*	CODI-M Co., Ltd.	970,980	258,149
	Com2uSCorp	4,735	468,713
*	Comtec Systems Co., Ltd.	202,973	234,119
	Cosmax BTI, Inc.	16,614	254,871
*	Cosmecca Korea Co., Ltd.	11,799	166,552
	Coweaver Co., Ltd.	16,593	133,443
	Crown Confectionery Co., Ltd.	11,579	125,859
	CROWNHAITAI Holdings Co., Ltd.	35,198	346,945
	Cuckoo Holdings Co., Ltd.	391	43,527
	Cymechs, Inc.	3,124	54,826
	D.I Corp.	62,934	495,249
	Dae Han Flour Mills Co., Ltd.	5,781	882,355
	Dae Hyun Co., Ltd.	170,764	416,957
	Dae Won Kang Up Co., Ltd.	215,821	765,078
	Daebongls Co., Ltd.	4,061	38,556
#*	Daechang Co., Ltd.	318,178	713,520
	Daechang Forging Co., Ltd.	25,625	191,231
#	Daedong Corp.	106,769	1,157,499
	Daeduck Co., Ltd.	117,974	797,559
	Daeduck Electronics Co., Ltd.	179,378	2,437,381
	Daehan Steel Co., Ltd.	74,722	1,419,688
	Daejung Chemicals & Metals Co., Ltd.	2,193	48,434
	Daekyo Co., Ltd.	71,052	295,190
	Daelim B&Co Co., Ltd.	7,997	58,511

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daesang Corp.	146,487	$3,459,413
	Daesang Holdings Co., Ltd.	83,742	812,688
*	Daesung Fine Tech Co., Ltd.	21,216	48,569
	Daesung Holdings Co., Ltd.	8,931	296,790
	Daewon Pharmaceutical Co., Ltd.	23,968	329,697
	Daewon San Up Co., Ltd.	61,406	446,695
#*	Daewoo Engineering & Construction Co., Ltd.	1,087,536	7,047,734
#*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	319,791	9,057,989
*	Dahaam E-Tec Co., Ltd.	3,535	168,721
	Daihan Pharmaceutical Co., Ltd.	12,017	338,440
	Daishin Securities Co., Ltd.	178,438	2,782,018
#	Daou Data Corp.	88,252	1,088,196
	Daou Technology, Inc.	156,639	3,640,940
*	Dayou Automotive Seat Technology Co., Ltd.	54,169	65,022
	DB Financial Investment Co., Ltd.	192,414	1,139,149
	DB Insurance Co., Ltd.	293,336	14,574,375
*	DB, Inc.	197,479	214,226
	DCM Corp.	2,961	50,518
#	Deutsch Motors, Inc.	67,324	516,808
*	Development Advance Solution Co., Ltd.	63,090	355,124
	DGB Financial Group, Inc.	1,071,021	8,783,573
	DHP Korea Co., Ltd.	21,387	148,120
	DI Dong Il Corp.	8,389	2,203,452
	Display Tech Co., Ltd.	34,003	172,121
	DL Construction Co., Ltd.	6,643	193,676
#*	DL E&C Co., Ltd.	119,160	15,190,615
#	DL Holdings Co., Ltd.	95,046	6,531,221
	DMS Co., Ltd.	58,689	427,792
	Dohwa Engineering Co., Ltd.	4,051	31,907
	Dong A Eltek Co., Ltd.	36,986	402,422
	Dong-A Socio Holdings Co., Ltd.	5,046	551,406
	Dong-A ST Co., Ltd.	9,293	660,844
	Dong-Ah Geological Engineering Co., Ltd.	30,571	568,105
	Dongbu Corp.	36,803	455,143
#	Dongil Industries Co., Ltd.	5,430	515,027
	Dongkuk Industries Co., Ltd.	200,221	664,605
	Dongkuk Steel Mill Co., Ltd.	400,982	7,401,461
#	Dongkuk Structures & Construction Co., Ltd.	105,011	558,647
	Dongsung Chemical Co., Ltd.	159,407	840,889
#	Dongwha Pharm Co., Ltd.	67,209	858,472
	Dongwon Development Co., Ltd.	249,969	1,401,015
	Dongwon F&B Co., Ltd.	2,928	564,748
	Dongwon Industries Co., Ltd.	7,492	1,583,057
*	Dongwoo Farm To Table Co., Ltd.	14,971	42,648
#	Dongyang E&P, Inc.	28,974	459,995
*	Doosan Bobcat, Inc.	239,089	9,603,904
#	Doosan Co., Ltd.	41,937	3,533,672
*	Doosan Heavy Industries & Construction Co., Ltd.	387,947	7,337,473
#*	Doosan Infracore Co., Ltd.	461,007	6,475,330
#	DoubleUGames Co., Ltd.	24,305	1,287,202
	DRB Holding Co., Ltd.	32,057	205,545
	DTR Automotive Corp.	25,146	872,930
*	Duksan Hi-Metal Co., Ltd.	12,725	174,740
	DY Corp.	106,734	532,687
	DY POWER Corp.	23,114	338,307
	Eagon Industrial, Ltd.	37,684	501,692
#	Easy Holdings Co., Ltd.	310,378	1,391,148
*	EcoBio Holdings Co., Ltd.	3,536	29,519
	Elentec Co., Ltd.	30,857	196,173

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	e-LITECOM Co., Ltd.	12,362	$108,717
	E-MART, Inc.	75,843	11,124,399
	ENF Technology Co., Ltd.	5,068	151,062
	Estechpharma Co., Ltd.	22,481	235,979
#	Eugene Corp.	285,673	1,333,237
	Eugene Investment & Securities Co., Ltd.	397,054	1,386,111
	Eusu Holdings Co., Ltd.	64,565	361,697
*	E-World	82,123	244,715
	Exicon Co., Ltd.	4,859	61,877
	Farmsco	43,103	270,179
	FarmStory Co., Ltd.	149,369	355,924
	Fursys, Inc.	20,360	635,703
*	Gamevil, Inc.	6,542	201,217
	Gaon Cable Co., Ltd.	16,162	484,039
*	Gemvaxlink Co., Ltd.	117,017	177,854
	Geumhwa PSC Co., Ltd.	976	28,109
#*	GMB Korea Corp.	48,932	289,955
#*	GNCO Co., Ltd.	157,201	138,097
#	Golfzon Newdin Holdings Co., Ltd.	129,412	1,034,933
	GS Engineering & Construction Corp.	387,399	14,858,391
*	GS Global Corp.	296,677	700,090
	GS Holdings Corp.	288,772	10,751,054
	GS Retail Co., Ltd.	43,158	1,325,488
	Gwangju Shinsegae Co., Ltd.	3,803	613,723
	Haitai Confectionery & Foods Co., Ltd.	12,558	111,527
	Halla Corp.	142,882	696,073
	Halla Holdings Corp.	41,387	1,657,540
	Han Kuk Carbon Co., Ltd.	16,961	171,473
	Hana Financial Group, Inc.	1,484,234	55,998,082
	Hana Pharm Co., Ltd.	18,120	339,060
	HanChang Paper Co., Ltd.	21,637	46,343
*	Hancom MDS, Inc.	6,196	123,107
	Handok, Inc.	13,666	317,042
	Handsome Co., Ltd.	90,119	3,073,201
	Hanil Holdings Co., Ltd.	76,457	894,897
	Hanjin Transportation Co., Ltd.	53,218	1,890,937
	Hankook Tire & Technology Co., Ltd.	447,631	18,840,955
*	Hankuk Steel Wire Co., Ltd.	9,496	48,823
	HanmiGlobal Co., Ltd.	3,947	38,494
	Hanshin Construction	50,121	1,003,011
	Hanshin Machinery Co.	16,044	52,829
	Hansol Holdings Co., Ltd.	188,105	718,393
*	Hansol HomeDeco Co., Ltd.	394,971	797,679
	Hansol Paper Co., Ltd.	111,442	1,552,048
*	Hansol Technics Co., Ltd.	170,134	1,227,756
	Hanwha Aerospace Co., Ltd.	217,734	9,821,681
	Hanwha Corp.	255,283	6,632,808
*	Hanwha General Insurance Co., Ltd.	368,354	1,482,484
*	Hanwha Investment & Securities Co., Ltd.	614,846	2,468,916
#	Hanwha Life Insurance Co., Ltd.	1,750,642	5,171,189
*	Hanwha Solutions Corp.	487,471	16,588,805
	Hanyang Eng Co., Ltd.	61,244	901,293
	Hanyang Securities Co., Ltd.	52,372	719,735
*	Harim Co., Ltd.	120,041	331,640
#	Harim Holdings Co., Ltd.	234,789	2,001,344
	HDC Hyundai Engineering Plastics Co., Ltd.	71,923	368,991
*	Heung-A Shipping Co., Ltd.	175,578	29,536
*	Heungkuk Fire & Marine Insurance Co., Ltd.	81,716	294,417
	High Tech Pharm Co., Ltd.	8,554	133,604

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HIMS Co., Ltd.	2,255	$21,712
	Hitejinro Holdings Co., Ltd.	41,974	555,769
*	Home Center Holdings Co., Ltd.	16,288	17,289
#	Huchems Fine Chemical Corp.	76,301	1,628,086
*	Humax Co., Ltd.	96,847	436,689
*	Huneed Technologies	54,858	355,038
#	Huons Global Co., Ltd.	14,883	844,485
#	Huvis Corp.	107,479	1,103,563
	Huvitz Co., Ltd.	10,898	89,815
	Hwa Shin Co., Ltd.	125,321	1,073,300
	Hwacheon Machine Tool Co., Ltd.	6,607	212,877
	Hwangkum Steel & Technology Co., Ltd.	50,980	442,724
	Hwaseung Corp Co., Ltd.	181,790	506,356
*	Hwaseung R&A Co., Ltd.	66,271	370,275
	HwaSung Industrial Co., Ltd.	51,572	578,993
	Hy-Lok Corp.	47,174	708,684
	Hyosung Corp.	45,397	4,842,520
	Hyundai BNG Steel Co., Ltd.	64,726	1,262,472
*	Hyundai Construction Equipment Co., Ltd.	80,573	3,970,605
	Hyundai Corp Holdings, Inc.	31,933	416,345
	Hyundai Corp.	45,004	767,272
#	Hyundai Department Store Co., Ltd.	81,362	5,667,715
*	Hyundai Electric & Energy System Co., Ltd.	30,010	615,250
	Hyundai Engineering & Construction Co., Ltd.	269,031	12,813,426
	Hyundai Futurenet Co., Ltd.	253,369	1,014,695
	Hyundai Glovis Co., Ltd.	15,780	2,674,403
	Hyundai Greenfood Co., Ltd.	278,992	2,442,091
	Hyundai Heavy Industries Holdings Co., Ltd.	164,915	9,835,735
	Hyundai Home Shopping Network Corp.	37,455	2,649,101
	Hyundai Livart Furniture Co., Ltd.	66,327	1,123,601
	Hyundai Marine & Fire Insurance Co., Ltd.	362,292	8,173,830
#*	Hyundai Mipo Dockyard Co., Ltd.	78,758	5,756,156
	Hyundai Mobis Co., Ltd.	210,611	48,932,295
	Hyundai Motor Co.	370,785	70,565,910
#	Hyundai Motor Securities Co., Ltd.	115,174	1,279,227
	Hyundai Steel Co.	330,237	15,534,185
#	Hyundai Wia Corp.	58,341	4,979,778
	ICD Co., Ltd.	19,844	260,133
	IDIS Holdings Co., Ltd.	25,924	315,726
*	Il Dong Pharmaceutical Co., Ltd.	27,741	367,474
	Iljin Electric Co., Ltd.	91,487	514,927
	Iljin Holdings Co., Ltd.	91,947	476,847
#	Ilshin Spinning Co., Ltd.	8,448	734,001
#	Ilsung Pharmaceuticals Co., Ltd.	5,843	417,627
	iMarketKorea, Inc.	88,543	928,497
	Industrial Bank of Korea	1,245,640	11,145,064
	INITECH Co., Ltd.	31,597	201,076
*	INNO Instrument, Inc.	52,863	101,051
	Innocean Worldwide, Inc.	16,272	868,811
*	Interflex Co., Ltd.	12,970	160,852
	INTOPS Co., Ltd.	78,041	1,928,679
	Inzi Controls Co., Ltd.	4,320	58,579
	INZI Display Co., Ltd.	114,878	320,715
#	IS Dongseo Co., Ltd.	62,443	2,966,362
	i-SENS, Inc.	3,117	87,979
	ISU Chemical Co., Ltd.	128,908	1,324,006
	It's Hanbul Co., Ltd.	13,449	291,123
*	Jaeyoung Solutec Co., Ltd.	41,534	41,171
*	Jahwa Electronics Co., Ltd.	64,718	1,116,728

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JB Financial Group Co., Ltd.	687,824	$4,622,704
	JC Hyun System, Inc.	42,385	296,306
*	JNTC Co., Ltd.	45,564	380,946
	JVM Co., Ltd.	2,615	39,342
	Kangnam Jevisco Co., Ltd.	19,813	545,492
*	Kangwon Land, Inc.	113,021	2,541,591
	KAON Media Co., Ltd.	61,724	950,492
#*	KB Financial Group, Inc., ADR	2,576,017	114,091,793
	KC Co., Ltd.	40,765	891,138
	KC Green Holdings Co., Ltd.	76,623	426,628
	KC Tech Co., Ltd.	7,576	188,469
	KCC Corp.	16,696	5,160,354
	KCC Engineering & Construction Co., Ltd.	46,480	412,477
	KCC Glass Corp.	81,947	5,302,617
	KCTC	7,171	48,631
	KG Chemical Corp.	3,173	106,217
	Kginicis Co., Ltd.	37,918	712,970
	KGMobilians Co., Ltd.	28,155	257,333
*	KH Electron Co., Ltd.	179,620	164,965
	Kia Corp.	939,529	68,614,371
	KISCO Corp.	119,926	989,655
	KISCO Holdings Co., Ltd.	48,131	878,967
	KISWIRE, Ltd.	65,649	1,423,091
#	KIWOOM Securities Co., Ltd.	89,433	9,187,518
	KleanNara Co., Ltd.	16,860	95,782
*	KMH Hitech Co., Ltd.	81,334	138,246
	Kolmar Korea Holdings Co., Ltd.	23,656	597,183
	Kolon Corp.	42,261	1,125,281
#	Kolon Global Corp.	41,349	872,757
#	Kolon Industries, Inc.	116,904	8,233,806
*	Kolon Plastic, Inc.	7,722	50,038
	Komelon Corp.	29,152	367,147
	Kopla Co., Ltd.	9,387	55,964
#	Korea Alcohol Industrial Co., Ltd.	97,079	1,170,434
	Korea Arlico Pharm Co., Ltd.	24,783	201,356
	Korea Asset In Trust Co., Ltd.	256,587	1,015,062
#*	Korea Circuit Co., Ltd.	68,745	909,331
	Korea Electric Terminal Co., Ltd.	37,721	3,107,289
	Korea Export Packaging Industrial Co., Ltd.	1,813	44,060
	Korea Flange Co., Ltd.	159,881	455,758
	Korea Industrial Co., Ltd.	40,619	145,384
	Korea Investment Holdings Co., Ltd.	249,251	20,826,400
*	Korea Line Corp.	871,544	2,350,364
#	Korea Petrochemical Ind Co., Ltd.	21,875	4,849,167
	Korea Petroleum Industries Co.	3,744	48,344
	Korea Real Estate Investment & Trust Co., Ltd.	856,608	1,640,364
#*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	133,872	15,210,465
#	Korea Zinc Co., Ltd.	4,684	2,229,976
*	Korean Air Lines Co., Ltd.	731,710	18,989,759
	Korean Drug Co., Ltd.	15,186	146,087
	Korean Reinsurance Co.	503,654	4,174,199
	Kortek Corp.	54,034	483,978
	KPX Chemical Co., Ltd.	12,798	712,603
	KSS LINE, Ltd.	92,398	949,023
	KT Skylife Co., Ltd.	150,103	1,425,314
	KT&G Corp.	202,287	14,481,686
#	KTB Investment & Securities Co., Ltd.	306,964	2,018,887
#	KTCS Corp.	168,949	456,431
	Ktis Corp.	166,666	414,959

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdo Chemical Co., Ltd.	12,103	$999,764
	Kukdong Oil & Chemicals Co., Ltd.	26,930	108,458
#*	Kumho Tire Co., Inc.	476,127	2,770,803
	KUMHOE&C Co., Ltd.	7,074	76,998
	Kumkang Kind Co., Ltd.	96,105	697,979
	Kwang Dong Pharmaceutical Co., Ltd.	62,984	484,817
#	Kyeryong Construction Industrial Co., Ltd.	46,338	1,320,109
	Kyobo Securities Co., Ltd.	112,582	837,010
#	Kyungbang Co., Ltd.	61,163	723,646
	Kyungdong Pharm Co., Ltd.	36,991	334,993
	Kyung-In Synthetic Corp.	6,399	37,925
#	Leadcorp, Inc. (The)	104,366	834,243
	Lee Ku Industrial Co., Ltd.	13,826	51,223
	LF Corp.	158,649	2,545,286
	LG Corp.	316,955	25,976,548
#*	LG Display Co., Ltd., ADR	3,324,114	31,678,806
	LG Electronics, Inc.	571,652	78,304,354
	LG HelloVision Co., Ltd.	143,379	907,496
	LG Uplus Corp.	1,364,297	17,277,452
	LIG Nex1 Co., Ltd.	2,945	109,847
	LMS Co., Ltd.	28,495	274,229
	LOT Vacuum Co., Ltd.	7,972	118,478
	Lotte Chemical Corp.	62,647	14,136,002
#	Lotte Chilsung Beverage Co., Ltd.	21,352	2,691,106
	Lotte Confectionery Co., Ltd.	538	66,352
#	Lotte Corp.	93,211	3,060,241
*	Lotte Data Communication Co.	8,187	293,188
	LOTTE Fine Chemical Co., Ltd.	107,500	6,783,378
	Lotte Food Co., Ltd.	1,976	752,788
#	LOTTE Himart Co., Ltd.	65,598	2,035,192
#*	Lotte Non-Life Insurance Co., Ltd.	475,815	766,191
#	Lotte Shopping Co., Ltd.	44,648	4,177,715
	LS Corp.	91,063	5,762,921
	LS Electric Co., Ltd.	5,655	319,692
*	Lumens Co., Ltd.	249,781	291,308
*	LVMC Holdings	274,553	827,933
#	LX Hausys, Ltd.	40,763	3,542,581
*	LX Holdings Corp.	153,703	1,396,386
	LX International Corp.	182,931	4,921,127
#	Maeil Dairies Co., Ltd.	6,841	456,003
	Maeil Holdings Co., Ltd.	11,288	103,069
	MAKUS, Inc.	19,446	108,071
*	Mando Corp.	53,200	2,859,978
#	MegaStudy Co., Ltd.	43,791	528,266
	Meritz Financial Group, Inc.	264,615	5,782,316
	Meritz Fire & Marine Insurance Co., Ltd.	62,765	1,393,330
	Meritz Securities Co., Ltd.	1,882,325	8,044,380
	Mi Chang Oil Industrial Co., Ltd.	4,014	290,483
	Mirae Asset Life Insurance Co., Ltd.	402,540	1,428,320
	Mirae Asset Securities Co., Ltd.	1,759,061	13,683,889
#	MK Electron Co., Ltd.	88,121	1,573,666
*	MNTech Co., Ltd.	121,454	483,121
#*	Mobase Co., Ltd.	21,024	81,185
*	Mobase Electronics Co., Ltd.	16,407	32,989
	Moonbae Steel Co., Ltd.	8,945	40,261
	Moorim P&P Co., Ltd.	147,520	643,755
	Moorim Paper Co., Ltd.	140,508	389,114
#	Motonic Corp.	51,452	500,339
	Muhak Co., Ltd.	71,854	510,173

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Nam Hwa Construction Co., Ltd.	23,163	$258,148
	Namhae Chemical Corp.	8,933	98,024
	Namyang Dairy Products Co., Ltd.	2,206	1,159,161
#*	Neowiz	46,369	1,048,299
#*	Neowiz Holdings Corp.	26,025	654,408
	Nexen Corp.	134,544	597,177
#	Nexen Tire Corp.	235,147	1,896,466
	NH Investment & Securities Co., Ltd.	653,039	7,222,567
*	NHN Corp.	55,553	3,730,086
	NI Steel Co., Ltd.	8,824	39,441
	NICE Holdings Co., Ltd.	15,181	246,361
	Nice Information & Telecommunication, Inc.	8,695	256,343
	NICE Total Cash Management Co., Ltd.	7,446	47,754
*	NK Co., Ltd.	25,998	27,845
	Nong Shim Holdings Co., Ltd.	11,334	782,587
	Nong Woo Bio Co., Ltd.	21,556	263,460
#	NongShim Co., Ltd.	18,600	5,318,848
	NOROO Paint & Coatings Co., Ltd.	66,016	692,282
	NPC	116,690	588,746
	NS Shopping Co., Ltd.	74,291	788,266
#*	OCI Co., Ltd.	72,519	7,195,119
	Okong Corp.	4,362	19,247
	Opto Device Technology Co., Ltd.	44,813	300,966
#	Orion Holdings Corp.	144,080	2,105,348
*	Osung Advanced Materials Co., Ltd.	167,534	479,102
#	Ottogi Corp.	2,062	965,852
#	Paik Kwang Industrial Co., Ltd.	197,762	1,205,928
#	Pan Ocean Co., Ltd.	1,250,644	8,223,503
	Pang Rim Co., Ltd.	14,177	28,775
*	Pan-Pacific Co., Ltd.	113,324	231,130
#*	Paradise Co., Ltd.	10,185	148,596
	Partron Co., Ltd.	79,624	707,970
	PJ Electronics Co., Ltd.	10,236	111,731
#	Poongsan Corp.	117,956	3,953,851
#	Poongsan Holdings Corp.	28,395	691,948
	POSCO, Sponsored ADR	903,713	71,384,290
	POSCO	68,120	21,666,021
	Posco International Corp.	306,356	6,899,071
*	Power Logics Co., Ltd.	92,739	703,052
	Protec Co., Ltd.	2,987	71,318
	Pulmuone Co., Ltd.	28,387	479,331
#	Pyeong Hwa Automotive Co., Ltd.	70,883	673,551
	Rayence Co., Ltd.	15,304	184,466
*	RFTech Co., Ltd.	16,582	101,783
	Sajo Industries Co., Ltd.	15,401	928,079
	Sajodaerim Corp.	8,739	204,017
*	Sajodongaone Co., Ltd.	161,899	211,305
	Sam Young Electronics Co., Ltd.	68,491	786,520
	Sambo Corrugated Board Co., Ltd.	31,268	437,579
*	Sambo Motors Co., Ltd.	66,691	391,309
	Samho Development Co., Ltd.	108,856	578,594
	SAMHWA Paints Industrial Co., Ltd.	68,665	675,189
	Samick Musical Instruments Co., Ltd.	327,670	538,378
	Samick THK Co., Ltd.	4,386	51,128
	Samji Electronics Co., Ltd.	13,939	162,139
	Samjin LND Co., Ltd.	82,899	267,550
	Samjin Pharmaceutical Co., Ltd.	14,635	341,995
*	Samkee Corp.	104,071	423,729
*	Sammok S-Form Co., Ltd.	35,140	458,717

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	SAMPYO Cement Co., Ltd.	206,101	$1,007,866
	Samsung C&T Corp.	270,688	33,344,841
	Samsung Card Co., Ltd.	120,114	3,657,915
	Samsung Electronics Co., Ltd.	1,978,003	135,169,587
	Samsung Electronics Co., Ltd., GDR	680	1,167,220
	Samsung Fire & Marine Insurance Co., Ltd.	120,085	22,401,612
#*	Samsung Heavy Industries Co., Ltd.	1,631,939	9,278,749
	Samsung Life Insurance Co., Ltd.	247,039	16,209,742
	Samsung Securities Co., Ltd.	310,841	11,975,540
	SAMT Co., Ltd.	380,850	1,398,153
#	Samyang Corp.	21,134	1,170,106
#	Samyang Holdings Corp.	22,438	2,124,909
	Samyang Packaging Corp.	1,251	31,142
	Samyang Tongsang Co., Ltd.	7,531	509,721
#*	Sangsangin Co., Ltd.	73,576	497,555
	SAVEZONE I&C Corp.	83,806	260,818
*	SBS Media Holdings Co., Ltd.	163,649	318,338
	Seah Besteel Corp.	100,507	2,745,218
	SeAH Holdings Corp.	4,354	395,633
	SeAH Steel Corp.	7,619	703,087
	SeAH Steel Holdings Corp.	8,469	576,373
	Sebang Co., Ltd.	60,229	695,088
#	Sebang Global Battery Co., Ltd.	35,688	2,714,980
	Sejong Industrial Co., Ltd.	103,664	874,767
*	Sejong Telecom, Inc.	313,971	188,407
*	Sekonix Co., Ltd.	67,746	284,471
	Sempio Co.	1,814	87,873
	S-Energy Co., Ltd.	71,432	299,146
	Seohan Co., Ltd.	493,982	904,774
#	Seoul Semiconductor Co., Ltd.	94,528	1,515,680
*	Seowon Co., Ltd.	103,160	274,184
	SEOWONINTECH Co., Ltd.	6,241	40,305
	Seoyon Co., Ltd.	85,555	1,225,615
	Seoyon E-Hwa Co., Ltd.	96,241	669,060
*	Sewon E&C Co., Ltd.	386,748	351,568
	Sewon Precision Industry Co., Ltd.	1,457	1,921
	SGC e Tec E&C Co., Ltd.	7,549	486,350
#	Shindaeyang Paper Co., Ltd.	10,644	897,129
	Shinhan Financial Group Co., Ltd.	947,124	32,101,021
*	Shinhan Financial Group Co., Ltd., ADR	1,203,636	40,574,569
#	Shinsegae Engineering & Construction Co., Ltd.	15,870	618,745
	Shinsegae Food Co., Ltd.	2,444	207,912
	Shinsegae Information & Communication Co., Ltd.	664	113,249
	Shinsegae, Inc.	34,791	8,056,744
	Shinwha Intertek Corp.	35,678	115,555
#	Shinyoung Securities Co., Ltd.	25,871	1,448,316
*	Signetics Corp.	393,488	631,087
	Silla Co., Ltd.	36,116	400,134
#	SIMPAC, Inc.	127,360	776,205
*	Sindoh Co., Ltd.	26,365	733,137
	Sinil Pharm Co., Ltd.	23,668	334,951
#	SK Discovery Co., Ltd.	63,006	2,674,575
	SK Gas, Ltd.	3,036	308,024
	SK Hynix, Inc.	830,398	81,292,869
*	SK Innovation Co., Ltd.	91,261	20,134,058
	SK Networks Co., Ltd.	844,582	4,551,125
*	SK Rent A Car Co., Ltd.	11,382	147,666
	SK Securities Co., Ltd.	2,112,180	1,790,221
	SK, Inc.	49,704	11,600,027

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SL Corp.	91,074	$2,619,387
*	S-MAC Co., Ltd.	717,329	834,293
	SNT Dynamics Co., Ltd.	49,889	466,553
	SNT Holdings Co., Ltd.	36,374	655,005
	SNT Motiv Co., Ltd.	58,562	3,130,608
*	SNU Precision Co., Ltd.	34,211	135,293
	S-Oil Corp.	85,180	7,273,057
*	Solborn, Inc.	21,080	127,532
	Solus Advanced Materials Co., Ltd.	127,125	6,641,350
	Songwon Industrial Co., Ltd.	41,113	691,265
#*	Soulbrain Holdings Co., Ltd.	14,138	466,645
	SPG Co., Ltd.	5,223	56,407
	Spigen Korea Co., Ltd.	6,891	324,106
#*	Ssangyong Motor Co.	336,500	303,881
	Suheung Co., Ltd.	10,944	522,974
#	Sun Kwang Co., Ltd.	27,041	1,139,083
*	SundayToz Corp.	8,746	172,814
#	Sung Kwang Bend Co., Ltd.	111,368	946,705
*	Sungchang Enterprise Holdings, Ltd.	264,331	692,732
	Sungdo Engineering & Construction Co., Ltd.	52,687	301,006
#	Sungshin Cement Co., Ltd.	125,323	1,271,611
#	Sungwoo Hitech Co., Ltd.	351,238	2,014,148
	Sunjin Co., Ltd.	38,036	518,980
*	Suprema HQ, Inc.	8,097	66,714
*	Suprema, Inc.	11,129	271,982
	SurplusGlobal, Inc.	12,531	63,762
	Systems Technology, Inc.	6,395	95,185
	Tae Kyung Industrial Co., Ltd.	79,237	463,157
	Taekwang Industrial Co., Ltd.	1,637	1,597,400
	Taekyung BK Co., Ltd.	11,583	66,959
*	Taewoong Co., Ltd.	82,505	672,449
	Taeyoung Engineering & Construction Co., Ltd.	141,256	1,506,771
*	Theragen Etex Co., Ltd.	62,682	447,761
*	Thinkware Systems Corp.	35,459	489,884
	TK Corp.	94,555	1,032,815
	Tongyang Life Insurance Co., Ltd.	282,020	1,315,163
#	Tongyang, Inc.	315,577	556,283
*	Top Engineering Co., Ltd.	67,035	496,380
#	Toptec Co., Ltd.	75,745	745,657
*	Tovis Co., Ltd.	73,482	493,366
#	TS Corp.	240,562	652,408
*	TY Holdings Co., Ltd.	180,748	5,021,157
*	Ubivelox, Inc.	4,443	59,704
*	UIL Co., Ltd.	63,474	216,224
	Uju Electronics Co., Ltd.	15,879	385,078
*	Unick Corp.	6,148	40,927
	Unid Co., Ltd.	34,541	3,547,529
	Uniquest Corp.	32,538	311,722
	Unitrontech Co., Ltd.	19,310	126,694
	Viatron Technologies, Inc.	18,763	173,125
	Visang Education, Inc.	48,747	498,092
	Vitzro Tech Co., Ltd.	5,176	46,860
*	Vivien Corp.	40,760	126,605
	Whanin Pharmaceutical Co., Ltd.	25,965	483,535
*	WillBes & Co. (The)	332,697	681,685
	Wins Co., Ltd.	21,097	314,063
	WiSoL Co., Ltd.	71,622	801,756
#*	Wonik Holdings Co., Ltd.	245,189	1,305,808
#	Wonik Materials Co., Ltd.	12,961	388,435

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Woojin, Inc.	19,897	$159,818
	Woongjin Thinkbig Co., Ltd.	66,784	238,135
	Woori Financial Capital Co., Ltd.	16,001	160,054
	Woori Financial Group, Inc.	2,355,608	22,209,665
	Woorison F&G Co., Ltd.	126,099	283,208
	Woory Industrial Co., Ltd.	3,202	62,906
#	WooSung Feed Co., Ltd.	11,223	357,185
*	Woowon Development Co., Ltd.	8,436	54,534
	Y G-1 Co., Ltd.	95,992	772,714
	YAS Co., Ltd.	5,678	79,084
*	Y-entec Co., Ltd.	4,209	53,486
	Yoosung Enterprise Co., Ltd.	98,733	315,051
	Youlchon Chemical Co., Ltd.	5,432	100,265
	Young Poong Corp.	2,294	1,366,666
	Young Poong Precision Corp.	53,659	483,267
	Youngone Corp.	123,827	4,290,401
	Youngone Holdings Co., Ltd.	26,091	1,048,915
	Yuanta Securities Korea Co., Ltd.	590,523	2,296,613
	YuHwa Securities Co., Ltd.	130,435	319,862
	Zeus Co., Ltd.	42,750	989,138
TOTAL SOUTH KOREA			1,927,125,102
TAIWAN — (16.6%)
#	Ability Enterprise Co., Ltd.	1,242,330	699,208
#	AcBel Polytech, Inc.	603,000	583,324
#	Acer, Inc.	14,714,109	14,364,119
#	ACES Electronic Co., Ltd.	680,000	1,346,443
#*	Acon Holding, Inc.	1,155,000	381,875
	Acter Group Corp., Ltd.	9,000	60,906
#	Advanced International Multitech Co., Ltd.	458,000	1,235,010
#*	Advanced Optoelectronic Technology, Inc.	500,000	549,473
#	AEON Motor Co., Ltd.	52,000	77,647
	Aerospace Industrial Development Corp.	296,000	315,693
#*	AGV Products Corp.	2,653,211	1,018,231
	Airmate Cayman International Co., Ltd.	48,618	44,773
#	Allis Electric Co., Ltd.	899,580	855,500
#	Alpha Networks, Inc.	1,958,086	1,976,387
#	Altek Corp.	1,407,365	2,036,855
*	Ambassador Hotel (The)	1,492,000	1,506,863
#	AMPOC Far-East Co., Ltd.	594,000	827,635
#*	AmTRAN Technology Co., Ltd.	4,725,956	2,899,253
#	Apacer Technology, Inc.	578,210	969,054
#	APCB, Inc.	740,000	572,543
	Apex Biotechnology Corp.	37,000	31,695
#	Apex International Co., Ltd.	888,263	1,839,087
	Apex Medical Corp.	24,000	28,080
	Apex Science & Engineering	92,536	39,804
	Arcadyan Technology Corp.	30,000	104,804
	Ardentec Corp.	2,749,058	5,839,524
	ASE Technology Holding Co., Ltd.	2,373,000	10,442,009
#	Asia Cement Corp.	12,727,589	23,626,078
	Asia Electronic Material Co., Ltd.	92,000	84,489
*	Asia Pacific Telecom Co., Ltd.	5,141,204	1,480,199
#*	Asia Plastic Recycling Holding, Ltd.	1,211,942	345,234
#	Asia Polymer Corp.	2,377,971	3,027,613
	Asia Tech Image, Inc.	62,000	123,440
#	Asia Vital Components Co., Ltd.	1,733,984	4,686,389
#	Asustek Computer, Inc.	3,780,000	47,524,534
	Aten International Co., Ltd.	7,000	20,906

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	AU Optronics Corp., Sponsored ADR	3,887,815	$28,692,075
#	AU Optronics Corp.	3,498,812	2,593,449
	Audix Corp.	399,332	781,017
	AVY Precision Technology, Inc.	839,364	800,136
	Bank of Kaohsiung Co., Ltd.	2,939,207	1,189,350
	Basso Industry Corp.	173,000	305,748
#	BES Engineering Corp.	7,377,443	2,303,083
#	Bin Chuan Enterprise Co., Ltd.	226,000	230,170
#*	Biostar Microtech International Corp.	951,055	881,130
#	Bright Led Electronics Corp.	539,000	585,505
#	Browave Corp.	112,000	176,690
*	Cameo Communications, Inc.	1,053,712	493,454
#	Capital Securities Corp.	11,080,158	6,356,534
	Career Technology MFG. Co., Ltd.	936,085	984,434
#	Carnival Industrial Corp.	806,007	429,145
	Catcher Technology Co., Ltd.	3,378,000	22,392,472
#	Cathay Chemical Works	331,000	271,375
	Cathay Financial Holding Co., Ltd.	42,454,459	82,629,655
	Cathay Real Estate Development Co., Ltd.	3,381,694	2,529,126
	Cayman Engley Industrial Co., Ltd.	24,000	74,218
#	Celxpert Energy Corp.	419,000	709,241
#	Central Reinsurance Co., Ltd.	772,366	832,438
#*	Chain Chon Industrial Co., Ltd.	614,000	573,226
#	ChainQui Construction Development Co., Ltd.	571,393	431,899
#*	Champion Building Materials Co., Ltd.	1,323,828	567,817
	Chang Hwa Commercial Bank, Ltd.	23,699,220	14,044,440
#	Channel Well Technology Co., Ltd.	457,000	873,386
	Charoen Pokphand Enterprise	96,000	269,843
#	CHC Healthcare Group	621,000	776,677
	CHC Resources Corp.	17,000	28,642
#	Chen Full International Co., Ltd.	266,000	373,303
#	Cheng Loong Corp.	4,514,659	6,813,893
#*	Cheng Mei Materials Technology Corp.	2,484,000	1,166,795
	Cheng Shin Rubber Industry Co., Ltd.	545,000	842,303
	Cheng Uei Precision Industry Co., Ltd.	2,408,635	3,489,805
#	Chenming Electronic Technology Corp.	455,000	220,707
	Chia Chang Co., Ltd.	668,000	1,199,749
#	Chia Hsin Cement Corp.	2,517,191	2,027,505
	Chian Hsing Forging Industrial Co., Ltd.	41,000	63,711
#	Chien Kuo Construction Co., Ltd.	857,797	437,956
	Chilisin Electronics Corp.	1,442,000	5,549,458
*	China Airlines, Ltd.	16,031,353	9,906,441
#	China Bills Finance Corp.	3,514,000	2,131,101
	China Chemical & Pharmaceutical Co., Ltd.	1,310,264	1,104,425
	China Development Financial Holding Corp.	52,096,734	26,333,507
#	China Electric Manufacturing Corp.	1,100,432	440,041
#	China General Plastics Corp.	1,364,367	1,940,916
	China Glaze Co., Ltd.	602,799	304,181
	China Life Insurance Co., Ltd.	6,446,479	6,079,239
#*	China Man-Made Fiber Corp.	7,377,899	2,872,767
	China Metal Products	1,712,969	2,034,964
#	China Motor Corp.	1,289,099	3,062,666
#	China Petrochemical Development Corp.	17,948,466	8,470,834
	China Steel Corp.	42,446,320	55,357,167
#	China Steel Structure Co., Ltd.	584,219	913,184
#	China Wire & Cable Co., Ltd.	463,600	479,116
#	Chinese Maritime Transport, Ltd.	618,270	1,311,884
	Ching Feng Home Fashions Co., Ltd.	41,000	33,348
#	Chin-Poon Industrial Co., Ltd.	2,207,815	2,552,580

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chipbond Technology Corp.	1,912,000	$5,138,468
	ChipMOS Techinologies, Inc.	3,037,085	5,820,358
	ChipMOS Technologies, Inc., ADR	30,336	1,165,803
#	Chong Hong Construction Co., Ltd.	47,000	134,925
#	Chun YU Works & Co., Ltd.	945,000	1,123,601
#	Chun Yuan Steel Industry Co., Ltd.	2,324,287	2,392,345
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,519,250	4,564,479
#*	Chung Hung Steel Corp.	3,724,000	6,544,204
#*	Chung Hwa Pulp Corp.	2,158,353	1,974,824
*	Chung Shing Textile Co., Ltd.	600	0
	Chyang Sheng Dyeing & Finishing Co., Ltd.	167,000	87,387
	Clevo Co.	1,257,000	1,336,041
#	CMC Magnetics Corp.	5,750,638	2,017,668
#	CoAsia Electronics Corp.	305,792	163,830
#	Collins Co., Ltd.	610,224	319,023
#	Compal Electronics, Inc.	24,839,332	19,213,898
#	Compeq Manufacturing Co., Ltd.	6,781,000	10,417,455
	Compucase Enterprise	57,000	87,038
#	Concord Securities Co., Ltd.	2,085,489	1,203,270
	Concraft Holding Co., Ltd.	30,000	76,343
#	Continental Holdings Corp.	2,333,540	2,000,544
#	Contrel Technology Co., Ltd.	784,000	584,390
	Coretronic Corp.	2,120,800	4,186,736
#*	Coxon Precise Industrial Co., Ltd.	598,000	329,235
	Creative Sensor, Inc.	478,000	488,917
	CTBC Financial Holding Co., Ltd.	101,990,073	83,519,939
	CTCI Corp.	175,000	239,614
#	CviLux Corp.	101,000	168,858
#	CyberTAN Technology, Inc.	799,000	558,492
#	DA CIN Construction Co., Ltd.	1,842,579	1,978,934
	Darfon Electronics Corp.	266,000	448,626
*	Darwin Precisions Corp.	2,351,635	1,123,365
	De Licacy Industrial Co., Ltd.	98,000	62,314
#	Delpha Construction Co., Ltd.	734,576	369,146
	Depo Auto Parts Ind Co., Ltd.	501,000	1,097,397
*	Der Pao Construction Co., Ltd.	2,158,544	0
	DFI, Inc.	12,000	27,758
#	D-Link Corp.	3,293,552	2,288,144
	Drewloong Precision, Inc.	7,000	27,717
#*	Dynamic Electronics Co., Ltd.	1,477,873	1,168,767
	Dynapack International Technology Corp.	882,000	3,210,071
	E.Sun Financial Holding Co., Ltd.	47,023,310	44,598,938
#*	Edimax Technology Co., Ltd.	1,026,902	407,314
#	Edison Opto Corp.	605,000	599,498
#	Edom Technology Co., Ltd.	983,046	1,297,420
	Elite Advanced Laser Corp.	45,000	98,555
	Elite Semiconductor Microelectronics Technology, Inc.	708,000	4,605,670
#*	Elitegroup Computer Systems Co., Ltd.	1,974,395	1,530,187
	ENG Electric Co., Ltd.	239,997	1,175
	Ennoconn Corp.	22,000	176,844
*	Ennostar, Inc.	1,530,209	4,504,121
#	EnTie Commercial Bank Co., Ltd.	2,417,232	1,436,444
#	Eson Precision Ind. Co., Ltd.	705,000	1,686,952
	Eternal Materials Co., Ltd.	1,775,513	2,466,813
	Eva Airways Corp.	14,688,355	9,597,001
*	Everest Textile Co., Ltd.	1,466,171	619,950
	Evergreen International Storage & Transport Corp.	2,982,000	3,443,718
*	Evergreen Marine Corp. Taiwan, Ltd.	12,930,145	61,496,110
#	Everlight Chemical Industrial Corp.	680,950	475,745

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Everlight Electronics Co., Ltd.	2,531,000	$5,689,675
	Excellence Opto, Inc.	96,000	91,246
	Excelsior Medical Co., Ltd.	513,527	1,028,572
#	EZconn Corp.	194,250	235,929
	Far Eastern Department Stores, Ltd.	7,080,445	5,778,078
	Far Eastern International Bank	16,824,641	6,475,196
	Far Eastern New Century Corp.	16,501,528	17,486,985
	Farcent Enterprise Co., Ltd.	11,000	27,373
#	Farglory F T Z Investment Holding Co., Ltd.	767,648	1,021,153
#	Farglory Land Development Co., Ltd.	1,576,264	3,159,305
#*	Federal Corp.	2,187,160	2,251,928
	Feedback Technology Corp.	20,000	42,547
	First Financial Holding Co., Ltd.	39,801,241	32,398,506
#	First Hotel	890,857	459,795
	First Insurance Co., Ltd. (The)	1,334,064	622,689
#	First Steamship Co., Ltd.	2,908,042	1,770,514
*	FIT Holding Co., Ltd.	185,150	239,107
	FLEXium Interconnect, Inc.	258,000	1,204,593
	Flytech Technology Co., Ltd.	8,000	18,880
	Forest Water Environment Engineering Co., Ltd.	20,000	28,555
	Formosa Advanced Technologies Co., Ltd.	1,017,000	1,507,814
	Formosa Chemicals & Fibre Corp.	1,793,000	5,279,826
#*	Formosa Laboratories, Inc.	483,478	1,181,222
	Formosa Plastics Corp.	1,292,000	4,621,568
#	Formosa Taffeta Co., Ltd.	3,457,511	4,028,226
	Formosan Rubber Group, Inc.	1,319,957	1,129,679
#	Formosan Union Chemical	2,094,843	1,563,173
	Founding Construction & Development Co., Ltd.	1,007,418	613,274
	Foxconn Technology Co., Ltd.	3,331,142	7,368,591
#*	Franbo Lines Corp.	120,057	133,348
#	Froch Enterprise Co., Ltd.	1,269,734	1,991,056
#	FSP Technology, Inc.	743,292	1,097,217
	Fubon Financial Holding Co., Ltd.	29,334,471	78,855,731
	Fulgent Sun International Holding Co., Ltd.	22,000	73,129
	Fullerton Technology Co., Ltd.	529,200	338,894
#*	Fulltech Fiber Glass Corp.	2,315,216	1,624,517
#	Fwusow Industry Co., Ltd.	1,174,043	941,668
#	G Shank Enterprise Co., Ltd.	965,902	1,898,055
#	Gamania Digital Entertainment Co., Ltd.	71,000	162,084
	Gemtek Technology Corp.	1,987,962	2,340,710
	General Interface Solution Holding, Ltd.	769,000	3,219,045
	Getac Technology Corp.	692,065	1,392,154
#	Giantplus Technology Co., Ltd.	1,722,100	820,334
#	Gigabyte Technology Co., Ltd.	332,287	1,193,901
#	Ginko International Co., Ltd.	60,000	486,260
#	Global Brands Manufacture, Ltd.	1,709,951	2,179,545
	Global View Co., Ltd.	53,000	98,521
	Globe Union Industrial Corp.	1,330,625	821,916
#	Gloria Material Technology Corp.	2,187,116	2,134,523
#*	Gold Circuit Electronics, Ltd.	4,617,965	11,867,184
#	Goldsun Building Materials Co., Ltd.	5,780,171	4,700,314
	Good Will Instrument Co., Ltd.	172,746	153,027
	Grand Fortune Securities Co., Ltd.	695,186	434,845
#	Grand Ocean Retail Group, Ltd.	437,000	323,452
*	Grand Pacific Petrochemical	5,403,000	5,648,163
	Great China Metal Industry	842,000	856,104
	Great Wall Enterprise Co., Ltd.	3,389,169	7,291,485
	Greatek Electronics, Inc.	49,000	167,385
*	Green Energy Technology, Inc.	1,424,880	3,057

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	GTM Holdings Corp.	679,900	$609,789
#	Hannstar Board Corp.	3,343,488	5,683,804
#*	HannStar Display Corp.	13,723,435	9,367,800
#	HannsTouch Solution, Inc.	3,723,001	1,799,239
#	Hanpin Electron Co., Ltd.	286,000	313,143
#*	Harvatek Corp.	974,553	1,012,414
	Hey Song Corp.	1,961,500	2,519,370
	Hi-Clearance, Inc.	4,000	20,034
	Highlight Tech Corp.	30,000	45,474
#	Highwealth Construction Corp.	1,487,100	2,611,987
#	Hiroca Holdings, Ltd.	368,000	878,149
#	Hitron Technology, Inc.	702,098	509,860
#*	Ho Tung Chemical Corp.	5,839,475	2,352,487
#	Hocheng Corp.	1,351,300	559,306
	Hold-Key Electric Wire & Cable Co., Ltd.	34,124	18,803
	Holiday Entertainment Co., Ltd.	27,000	62,141
	Hon Hai Precision Industry Co., Ltd.	41,463,192	163,850,925
#	Hong Pu Real Estate Development Co., Ltd.	1,038,655	808,206
#	Hong TAI Electric Industrial	1,260,000	1,060,231
#	Hong YI Fiber Industry Co.	798,000	734,762
#	Hsing TA Cement Co.	862,614	784,412
#*	HTC Corp.	4,182,000	5,891,135
#	HUA ENG Wire & Cable Co., Ltd.	1,728,035	1,569,096
	Hua Nan Financial Holdings Co., Ltd.	27,909,692	19,285,000
	Huaku Development Co., Ltd.	793,000	2,411,118
	Huang Hsiang Construction Corp.	691,000	1,068,428
#	Hung Ching Development & Construction Co., Ltd.	857,468	802,953
	Hung Sheng Construction, Ltd.	2,392,269	1,785,135
	Huxen Corp.	173,281	337,874
*	Hwa Fong Rubber Industrial Co., Ltd.	62,000	40,394
#*	Hwacom Systems, Inc.	270,000	177,541
	IBF Financial Holdings Co., Ltd.	13,371,293	7,872,883
	Ichia Technologies, Inc.	1,447,260	978,681
*	I-Chiun Precision Industry Co., Ltd.	1,067,000	2,166,938
	IEI Integration Corp.	30,200	57,131
#	Infortrend Technology, Inc.	1,013,000	666,466
#	Innolux Corp.	39,166,544	26,286,797
#	Inpaq Technology Co., Ltd.	280,250	674,673
	Intai Technology Corp.	12,000	36,872
#	Integrated Service Technology, Inc.	115,570	209,971
	International CSRC Investment Holdings Co.	4,051,166	3,892,414
#	Inventec Corp.	16,485,277	13,851,429
	Iron Force Industrial Co., Ltd.	24,000	62,343
	ITE Technology, Inc.	798,479	3,621,476
#	Jarllytec Co., Ltd.	301,000	745,995
#	Jean Co., Ltd.	271,751	106,481
	Jess-Link Products Co., Ltd.	569,500	744,260
#	Jinli Group Holdings, Ltd.	847,532	423,578
#	K Laser Technology, Inc.	820,601	653,690
#	Kaimei Electronic Corp.	138,000	508,414
	Kaori Heat Treatment Co., Ltd.	11,000	19,219
#	Kaulin Manufacturing Co., Ltd.	565,656	307,553
	KEE TAI Properties Co., Ltd.	1,804,000	684,730
	Kenda Rubber Industrial Co., Ltd.	117,000	159,506
	Key Ware Electronics Co., Ltd.	73,000	50,815
	Kindom Development Co., Ltd.	2,100,000	3,239,308
#	King Chou Marine Technology Co., Ltd.	243,100	327,634
#	King Yuan Electronics Co., Ltd.	7,082,805	11,807,249
	King's Town Bank Co., Ltd.	5,157,012	7,456,000

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	King's Town Construction Co., Ltd.	426,380	$542,161
	Kinik Co.	15,000	34,718
#*	Kinko Optical Co., Ltd.	628,000	763,922
#	Kinpo Electronics	7,666,375	3,523,107
#	Kinsus Interconnect Technology Corp.	1,785,000	11,820,516
#	KS Terminals, Inc.	53,000	171,263
#*	Kung Sing Engineering Corp.	2,322,614	808,411
#	Kuo Toong International Co., Ltd.	1,303,808	1,139,447
#	Kwong Fong Industries Corp.	481,649	174,806
	Kwong Lung Enterprise Co., Ltd.	167,000	262,081
#	KYE Systems Corp.	1,229,909	522,553
	L&K Engineering Co., Ltd.	849,000	949,314
*	LAN FA Textile	985,713	461,622
#	Leader Electronics, Inc.	347,056	217,519
*	Lealea Enterprise Co., Ltd.	4,199,941	1,776,063
#	LEE CHI Enterprises Co., Ltd.	857,900	980,084
	Li Cheng Enterprise Co., Ltd.	27,000	21,620
#*	Li Peng Enterprise Co., Ltd.	2,733,381	1,115,008
#	Lian HWA Food Corp.	52,000	139,792
#	Lida Holdings, Ltd.	316,680	340,490
	Lien Hwa Industrial Holdings Corp.	1,118,650	2,101,077
#*	Lingsen Precision Industries, Ltd.	2,389,480	2,293,722
	Lite-On Technology Corp.	13,360,738	30,708,740
#*	Long Bon International Co., Ltd.	855,880	570,555
	Long Da Construction & Development Corp.	72,000	57,277
#	Longchen Paper & Packaging Co., Ltd.	6,104,304	6,194,461
	Longwell Co.	36,000	89,677
	Lotus Pharmaceutical Co., Ltd.	78,000	409,106
	Lu Hai Holding Corp.	47,000	83,512
#	Lucky Cement Corp.	726,000	333,311
	Lung Yen Life Service Corp.	9,000	15,594
#	Macauto Industrial Co., Ltd.	65,000	226,718
#	Macronix International Co., Ltd.	10,684,605	15,967,715
#	Materials Analysis Technology, Inc.	37,000	200,769
	Mayer Steel Pipe Corp.	943,456	1,205,008
#	Maywufa Co., Ltd.	182,070	129,275
	Mega Financial Holding Co., Ltd.	32,101,796	38,020,152
	Mercuries & Associates Holding, Ltd.	2,267,465	1,887,304
*	Mercuries Life Insurance Co., Ltd.	9,685,600	3,202,021
	Merry Electronics Co., Ltd.	144,000	573,921
#*	MIN AIK Technology Co., Ltd.	910,600	796,045
#	Mirle Automation Corp.	49,000	78,436
#	Mitac Holdings Corp.	3,237,682	3,297,807
	MOSA Industrial Corp.	115,000	202,357
#	MPI Corp.	378,000	2,111,836
	Nak Sealing Technologies Corp.	19,000	65,191
	Namchow Holdings Co., Ltd.	75,000	135,550
	Nan Pao Resins Chemical Co., Ltd.	9,000	48,321
#	Nan Ren Lake Leisure Amusement Co., Ltd.	608,000	393,122
	Nan Ya Plastics Corp.	1,519,000	4,740,585
	Nang Kuang Pharmaceutical Co., Ltd.	35,000	47,760
#	Nanya Technology Corp.	6,919,000	18,001,028
#	New Era Electronics Co., Ltd.	168,000	146,606
	Nichidenbo Corp.	34,000	69,392
*	Nien Hsing Textile Co., Ltd.	631,061	523,951
#	Nishoku Technology, Inc.	186,000	699,620
#	O-Bank Co., Ltd.	1,719,604	431,826
*	Ocean Plastics Co., Ltd.	61,000	79,172
	OptoTech Corp.	2,215,828	2,539,973

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Orient Semiconductor Electronics, Ltd.	1,705,670	$1,656,780
#	Pacific Construction Co.	1,755,452	620,513
	Pacific Hospital Supply Co., Ltd.	41,000	104,106
	Paiho Shih Holdings Corp.	32,000	46,232
	Pan German Universal Motors, Ltd.	12,000	96,736
#	Pan Jit International, Inc.	1,211,100	4,474,290
#	Pan-International Industrial Corp.	2,265,444	3,409,494
#	Pegatron Corp.	12,587,998	30,347,095
#*	Phihong Technology Co., Ltd.	300,882	411,032
	Plastron Precision Co., Ltd.	38,156	17,897
#	Plotech Co., Ltd.	526,000	505,860
	Posiflex Technology, Inc.	14,000	38,631
	Pou Chen Corp.	8,475,550	10,719,696
	President Securities Corp.	4,748,330	4,596,926
#	Primax Electronics, Ltd.	63,000	138,924
#	Prince Housing & Development Corp.	6,016,018	2,574,384
*	Prodisc Technology, Inc.	6,185,157	0
	Promate Electronic Co., Ltd.	123,000	185,997
	Qisda Corp.	9,505,171	10,069,434
	QST International Corp.	15,000	34,434
#	Qualipoly Chemical Corp.	290,593	366,533
	Quanta Computer, Inc.	733,000	2,030,515
	Quanta Storage, Inc.	45,000	61,070
#*	Quintain Steel Co., Ltd.	1,444,473	1,490,745
	Radiant Opto-Electronics Corp.	845,000	3,195,025
	Radium Life Tech Co., Ltd.	3,777,226	1,516,285
	Rechi Precision Co., Ltd.	80,000	57,878
#	Rich Development Co., Ltd.	3,070,054	1,032,547
*	Ritek Corp.	3,952,449	1,351,581
*	Roo Hsing Co., Ltd.	301,000	95,362
*	Rotam Global Agrosciences, Ltd.	300,693	132,304
	Ruentex Development Co., Ltd.	3,045,980	6,811,327
	Ruentex Industries, Ltd.	2,028,600	7,120,979
	Sampo Corp.	1,854,340	2,009,241
	San Fang Chemical Industry Co., Ltd.	23,000	19,311
#	San Far Property, Ltd.	1,327,200	726,304
#	Sanyang Motor Co., Ltd.	2,660,624	2,741,081
	Scan-D Corp.	33,000	62,115
	SCI Pharmtech, Inc.	38,000	122,409
	Senao International Co., Ltd.	33,000	37,659
	Sercomm Corp.	48,000	111,729
#	Sesoda Corp.	1,054,385	1,280,399
	Shanghai Commercial & Savings Bank, Ltd. (The)	369,000	551,973
#	Shan-Loong Transportation Co., Ltd.	436,000	556,446
#*	Sharehope Medicine Co., Ltd.	171,339	183,915
#	Sheng Yu Steel Co., Ltd.	731,000	1,203,779
#	ShenMao Technology, Inc.	419,000	840,678
#	Shih Her Technologies, Inc.	260,000	535,722
*	Shih Wei Navigation Co., Ltd.	535,577	959,925
	Shihlin Electric & Engineering Corp.	3,030,000	5,799,806
#	Shin Kong Financial Holding Co., Ltd.	38,867,023	12,760,531
#	Shin Zu Shing Co., Ltd.	1,034,842	3,970,191
#*	Shining Building Business Co., Ltd.	1,300,368	549,842
	Shinkong Insurance Co., Ltd.	1,273,412	1,896,007
#	Shinkong Synthetic Fibers Corp.	6,988,754	5,147,226
*	Shuttle, Inc.	1,819,015	770,518
	Sigurd Microelectronics Corp.	2,717,231	6,252,631
*	Silitech Technology Corp.	49,878	60,631
	Sincere Navigation Corp.	1,586,242	2,183,527

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sinher Technology, Inc.	273,000	$442,015
	Sinmag Equipment Corp.	8,000	31,640
#	Sinon Corp.	2,451,877	2,018,575
	SinoPac Financial Holdings Co., Ltd.	47,544,595	23,935,260
	Sinyi Realty, Inc.	46,000	49,797
	Sirtec International Co., Ltd.	458,200	449,252
#	Siward Crystal Technology Co., Ltd.	794,875	1,068,329
	Soft-World International Corp.	19,000	70,621
#	Solar Applied Materials Technology Co.	1,936,798	3,267,036
	Solomon Technology Corp.	406,000	265,442
#	Solteam, Inc.	39,390	108,835
	Southeast Cement Co., Ltd.	944,700	609,312
#	Spirox Corp.	356,563	383,734
	Standard Chemical & Pharmaceutical Co., Ltd.	51,000	69,657
	Sunplus Technology Co., Ltd.	1,609,620	2,522,687
#	Sunrex Technology Corp.	517,108	1,025,993
#	Sunspring Metal Corp.	466,000	515,591
	Supreme Electronics Co., Ltd.	3,277,726	5,206,034
#	Swancor Holding Co., Ltd.	49,000	182,799
#	Sweeten Real Estate Development Co., Ltd.	862,114	771,221
	Syncmold Enterprise Corp.	13,000	38,232
	Synmosa Biopharma Corp.	139,000	125,778
	Synnex Technology International Corp.	7,385,550	14,027,606
	Systex Corp.	12,000	37,614
#	Ta Ya Electric Wire & Cable	2,643,262	2,584,009
#	Tah Hsin Industrial Corp.	452,730	1,118,459
#	TA-I Technology Co., Ltd.	133,500	327,651
#*	Tai Tung Communication Co., Ltd.	508,535	315,241
	Taichung Commercial Bank Co., Ltd.	26,725,371	11,381,289
	Taiflex Scientific Co., Ltd.	1,065,960	2,125,625
	Taimide Tech, Inc.	82,000	151,318
	Tainan Enterprises Co., Ltd.	338,183	217,919
#	Tainan Spinning Co., Ltd.	6,278,485	5,456,759
#	Tai-Saw Technology Co., Ltd.	158,000	204,301
	Taishin Financial Holding Co., Ltd.	47,358,807	28,738,113
#	Taita Chemical Co., Ltd.	1,517,788	2,349,653
#	Taiwan Business Bank	20,259,972	6,875,394
#	Taiwan Cement Corp.	27,676,948	52,196,202
#*	Taiwan Chinsan Electronic Industrial Co., Ltd.	329,600	576,429
	Taiwan Cogeneration Corp.	65,000	89,183
	Taiwan Cooperative Financial Holding Co., Ltd.	37,269,182	29,134,668
#	Taiwan Fertilizer Co., Ltd.	2,619,000	5,613,250
	Taiwan Fire & Marine Insurance Co., Ltd.	1,283,000	900,016
	Taiwan FU Hsing Industrial Co., Ltd.	648,000	995,829
#	Taiwan Glass Industry Corp.	5,779,982	7,932,170
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,317,932	3,686,097
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	931,000	1,772,485
*	Taiwan Kolin Co., Ltd.	5,797,000	0
#*	Taiwan Land Development Corp.	4,185,322	949,515
	Taiwan Navigation Co., Ltd.	1,024,000	1,633,575
	Taiwan PCB Techvest Co., Ltd.	1,607,946	2,676,239
#	Taiwan Semiconductor Co., Ltd.	59,000	170,046
#	Taiwan Shin Kong Security Co., Ltd.	100,390	142,020
	Taiwan Steel Union Co., Ltd.	8,000	20,969
#	Taiwan Styrene Monomer	264,000	184,854
#	Taiwan Surface Mounting Technology Corp.	1,414,991	6,354,848
#*	Taiwan TEA Corp.	3,091,092	2,284,823
	Taiwan Union Technology Corp.	6,000	25,042
	Taiyen Biotech Co., Ltd.	590,217	677,495

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Tatung Co., Ltd.	4,614,000	$4,316,986
*	TBI Motion Technology Co., Ltd.	9,000	17,486
	Te Chang Construction Co., Ltd.	16,260	16,710
	Teco Electric and Machinery Co., Ltd.	6,927,725	7,709,935
	Tera Autotech Corp.	24,863	19,092
	Test Research, Inc.	77,000	158,826
	Test-Rite International Co., Ltd.	1,140,266	1,027,445
	Thye Ming Industrial Co., Ltd.	26,000	38,774
#*	Ton Yi Industrial Corp.	3,768,600	2,008,602
	Tong Yang Industry Co., Ltd.	2,384,000	3,114,078
#*	Tong-Tai Machine & Tool Co., Ltd.	995,447	633,109
	Topco Scientific Co., Ltd.	11,000	51,066
	Topco Technologies Corp.	14,000	38,264
#	Topoint Technology Co., Ltd.	837,459	1,399,532
	Toung Loong Textile Manufacturing	88,000	130,902
	TPK Holding Co., Ltd.	2,287,000	3,518,567
	Transcend Information, Inc.	24,000	60,213
	Tripod Technology Corp.	2,531,000	10,883,309
#	Tsann Kuen Enterprise Co., Ltd.	215,000	284,453
#	TSRC Corp.	113,000	122,868
	TST Group Holding, Ltd.	5,000	26,732
#	Tung Ho Steel Enterprise Corp.	4,907,274	8,212,948
	TURVO International Co., Ltd.	19,000	87,685
#	TXC Corp.	1,644,000	7,090,560
#	TYC Brother Industrial Co., Ltd.	1,456,723	1,136,005
*	Tycoons Group Enterprise	2,762,337	2,009,817
#	Tyntek Corp.	1,640,097	1,530,356
#	UDE Corp.	353,000	357,134
	U-Ming Marine Transport Corp.	1,426,000	3,201,749
	Unic Technology Corp.	46,000	39,274
	Unimicron Technology Corp.	6,146,363	32,294,695
#*	Union Bank Of Taiwan	12,240,666	5,296,262
#	Unitech Computer Co., Ltd.	477,739	506,475
	Unitech Printed Circuit Board Corp.	3,327,466	2,486,268
	United Microelectronics Corp.	51,490,681	107,674,569
	Unity Opto Technology Co., Ltd.	2,993,000	82,678
	Univacco Technology, Inc.	46,000	35,066
#	Universal Cement Corp.	2,280,583	1,871,384
*	Unizyx Holding Corp.	1,586,000	1,553,716
#	UPC Technology Corp.	4,928,598	4,694,124
#	USI Corp.	4,858,827	5,712,107
*	Usun Technology Co., Ltd.	128,100	171,616
#	Ve Wong Corp.	934,806	1,129,192
#*	Victory New Materials, Ltd. Co.	626,687	253,603
#	Wah Hong Industrial Corp.	394,516	489,059
	Wah Lee Industrial Corp.	1,055,000	3,357,168
#	Walsin Lihwa Corp.	8,686,412	8,895,828
#*	Walton Advanced Engineering, Inc.	2,020,853	1,615,876
	Wei Chuan Foods Corp.	173,000	132,887
*	Wei Mon Industry Co., Ltd.	3,885,691	0
#	Weikeng Industrial Co., Ltd.	2,307,490	1,984,673
#	Well Shin Technology Co., Ltd.	475,080	864,163
#*	Wha Yu Industrial Co., Ltd.	238,000	158,405
#	Winbond Electronics Corp.	17,217,572	21,236,934
	Winmate, Inc.	28,000	74,725
#	Winstek Semiconductor Co., Ltd.	247,000	258,004
	Wintek Corp.	20,783,484	254,991
#	Wisdom Marine Lines Co., Ltd.	1,137,364	3,183,218
	Wistron Corp.	17,191,343	17,095,440

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Wistron NeWeb Corp.	114,000	$303,484
	Wonderful Hi-Tech Co., Ltd.	33,000	30,261
	WPG Holdings, Ltd.	9,633,284	18,832,207
#	WT Microelectronics Co., Ltd.	2,452,751	5,460,064
	WUS Printed Circuit Co., Ltd.	857,668	920,102
	Xxentria Technology Materials Corp.	21,000	54,202
	Ya Horng Electronic Co., Ltd.	22,000	38,758
#	YC INOX Co., Ltd.	1,963,446	3,054,582
	YCC Parts Manufacturing Co., Ltd.	10,000	13,642
#	Yea Shin International Development Co., Ltd.	843,825	626,706
#	Yem Chio Co., Ltd.	2,415,371	1,479,593
	Yen Sun Technology Corp.	84,000	86,067
#	Yeong Guan Energy Technology Group Co., Ltd.	474,820	1,205,755
	YFC-Boneagle Electric Co., Ltd.	34,000	29,871
#	YFY, Inc.	7,005,847	9,985,345
#	Yi Jinn Industrial Co., Ltd.	1,140,142	735,812
#*	Yieh Phui Enterprise Co., Ltd.	3,438,265	4,341,087
#	Young Fast Optoelectronics Co., Ltd.	488,000	519,431
#	Youngtek Electronics Corp.	795,047	2,605,405
	Yuanta Financial Holding Co., Ltd.	55,630,994	50,596,834
#*	Yulon Motor Co., Ltd.	3,558,650	5,094,295
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	214,687	587,599
	YungShin Global Holding Corp.	60,000	94,958
	Yungtay Engineering Co., Ltd.	23,000	49,956
	Zeng Hsing Industrial Co., Ltd.	46,000	268,337
#	Zenitron Corp.	940,000	942,581
#	Zero One Technology Co., Ltd.	604,000	942,634
#	Zhen Ding Technology Holding, Ltd.	3,635,000	13,629,746
#*	Zig Sheng Industrial Co., Ltd.	2,151,352	1,629,088
#*	Zinwell Corp.	701,000	510,494
	Zippy Technology Corp.	26,000	38,148
#	ZongTai Real Estate Development Co., Ltd.	912,159	1,403,993
TOTAL TAIWAN			2,273,630,500
THAILAND — (1.7%)
	AAPICO Hitech PCL	249,150	159,189
	AAPICO Hitech PCL	898,547	574,108
*	Ananda Development PCL	5,845,600	311,244
	AP Thailand PCL	16,307,230	3,919,590
	Bangchak Corp. PCL	6,810,700	4,786,709
*	Bangkok Airways PCL	4,493,000	1,332,829
	Bangkok Bank PCL	1,450,853	4,524,604
	Bangkok Insurance PCL	215,128	1,760,689
	Bangkok Land PCL	71,881,596	2,274,492
	Bangkok Life Assurance PCL	1,010,600	784,066
*	Bangkok Ranch PCL	3,329,500	309,980
	Banpu PCL	21,011,050	8,502,228
	Berli Jucker PCL	397,800	411,507
*	Better World Green PCL	4,257,100	84,190
	BG Container Glass PCL	161,900	60,588
	Cal-Comp Electronics Thailand PCL, Class F	16,886,256	1,654,332
	Charoen Pokphand Foods PCL	19,777,700	15,645,248
*	Demco PCL	133,400	19,563
	Eastern Water Resources Development and Management PCL, Class F	181,600	54,976
	GFPT PCL	3,664,400	1,415,924
	Global Green Chemicals PCL, Class F	340,900	106,831
	ICC International PCL	2,067,400	1,973,520
	Indorama Ventures PCL	1,385,300	1,527,866
	IRPC PCL	43,754,900	4,686,004

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Italian-Thai Development PCL	21,811,100	$1,327,214
	Kasikornbank PCL	843,501	2,643,359
*	Khon Kaen Sugar Industry PCL	10,656,207	1,121,791
	Kiatnakin Phatra Bank PCL	1,257,500	1,951,244
	Krung Thai Bank PCL	12,326,000	3,787,711
	Lalin Property PCL	204,200	51,566
	LH Financial Group PCL	17,324,546	564,000
	LPN Development PCL	8,159,602	1,211,496
*	MBK PCL	623,800	239,138
	Millcon Steel PCL	5,499,000	190,731
*	Nawarat Patanakarn PCL	3,182,100	88,103
	Origin Property PCL, Class F	568,500	149,617
	Polyplex Thailand PCL	1,919,025	1,418,797
*	Power Solution Technologies PCL, Class F	1,808,740	126,572
	Property Perfect PCL	42,170,700	577,373
	Pruksa Holding PCL	5,079,600	1,947,302
	PTT Exploration & Production PCL	7,046,400	22,081,972
	PTT Global Chemical PCL	6,817,141	11,770,678
	PTT PCL	54,395,500	57,511,025
	Quality Houses PCL	26,114,697	1,747,998
	Rojana Industrial Park PCL	5,071,073	1,049,161
	Saha Pathana Inter-Holding PCL	2,264,400	4,202,583
	Saha Pathanapibul PCL	1,085,733	1,932,468
	Sahakol Equipment PCL	1,782,300	130,144
	Saha-Union PCL	1,612,800	1,680,639
*	Samart Telcoms PCL	113,900	21,139
	Sansiri PCL	54,046,766	1,923,928
	SC Asset Corp. PCL	10,005,753	907,192
	Sena Development PCL	1,331,366	152,307
	Siam Cement PCL (The)	72,500	917,624
	Siam City Cement PCL	4,600	22,603
	Siam Commercial Bank PCL (The)	3,283,800	9,341,608
	Siam Future Development PCL	2,693,495	950,621
*	Singha Estate PCL	547,000	31,288
	Somboon Advance Technology PCL	2,077,000	1,308,098
	SPCG PCL	104,900	55,534
	Sri Trang Agro-Industry PCL	553,900	636,182
*	Srithai Superware PCL	11,102,100	476,275
*	STP & I PCL	5,380,400	661,347
	Supalai PCL	7,863,700	5,048,272
	Super Energy Corp. PCL	114,997,600	3,183,930
	Susco PCL	126,100	11,817
	Syntec Construction PCL	5,229,800	286,412
	Thai Oil PCL	4,176,200	5,590,714
	Thai Rayon PCL	58,700	55,365
	Thai Stanley Electric PCL	37,000	189,123
	Thai Stanley Electric PCL, Class F	170,100	869,455
	Thai Wacoal PCL	81,200	99,439
	Thaicom PCL	4,075,500	1,314,377
	Thanachart Capital PCL	1,469,100	1,452,674
	Thitikorn PCL	1,125,800	303,136
	TMBThanachart Bank PCL	92,478,709	2,729,272
	TPI Polene PCL	38,994,640	1,981,320
	TPI Polene Power PCL	1,187,900	159,025
	True Corp. PCL	74,507,800	7,299,463
*	Unique Engineering & Construction PCL	468,600	86,969
	Univentures PCL	4,221,800	490,675
	Vinythai PCL	1,596,317	1,821,309
TOTAL THAILAND			226,761,452

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (0.5%)
#	Akbank T.A.S.	17,408,554	$10,873,898
*	Albaraka Turk Katilim Bankasi A.S.	4,385,683	781,719
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	2,129,200
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	314,478	829,254
	Arcelik A.S.	240,237	941,155
*	Bera Holding A.S.	328,167	430,899
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	208,914	636,164
*	Cimsa Cimento Sanayi VE Ticaret A.S.	408,339	1,163,409
#	Dogan Sirketler Grubu Holding A.S.	2,253,127	700,280
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	635,312	441,446
	Enka Insaat ve Sanayi A.S.	4,687,548	5,162,274
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	460,683	301,467
*	GSD Holding A.S.	2,389,068	517,533
	KOC Holding A.S.	1,398,262	3,411,501
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	129,888	209,110
#*	Sekerbank Turk A.S.	3,153,463	388,517
#	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	451,739	451,127
*	Turk Hava Yollari AO	3,733,594	5,635,428
#	Turkiye Garanti Bankasi A.S.	13,380,088	13,507,072
#*	Turkiye Halk Bankasi A.S.	1,972,856	1,075,373
#	Turkiye Is Bankasi A.S., Class C	6,667,270	4,172,467
#	Turkiye Sinai Kalkinma Bankasi A.S.	9,847,555	1,465,243
	Turkiye Sise ve Cam Fabrikalari A.S.	4,915,697	4,427,973
#*	Turkiye Vakiflar Bankasi TAO, Class D	4,512,430	1,853,714
	Ulker Biskuvi Sanayi A.S.	309,699	733,113
#	Vestel Elektronik Sanayi ve Ticaret A.S.	297,357	1,055,733
#	Yapi ve Kredi Bankasi A.S.	14,803,568	4,197,152
TOTAL TURKEY			67,492,221
UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Commercial Bank PJSC	5,106,547	9,741,941
	Aldar Properties PJSC	9,186,545	9,915,174
*	Amanat Holdings PJSC	1,395,857	402,183
*	DAMAC Properties Dubai Co. PJSC	2,169,630	724,480
	Dana Gas PJSC	3,791,891	909,539
*	Deyaar Development PJSC	9,071,561	715,661
*	Dubai Financial Market PJSC	74,275	22,148
	Dubai Investments PJSC	2,225,640	1,030,440
*	Emaar Development PJSC	1,594,954	1,626,755
*	Emaar Malls PJSC	596,733	308,089
	Emaar Properties PJSC	11,645,451	12,588,098
	Emirates NBD Bank PJSC	266,598	973,651
*	Eshraq Investments PJSC	3,478,999	331,688
*	Manazel Real Estate PJSC	1,742,311	183,884
*	RAK Properties PJSC	3,420,659	648,188
	Ras Al Khaimah Ceramics	178,681	111,199
TOTAL UNITED ARAB EMIRATES			40,233,118
UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	50,304	323,800
TOTAL COMMON STOCKS			13,457,240,461
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Banco ABC Brasil SA	560,876	1,604,580
	Banco Bradesco SA	5,637,853	26,250,264
	Banco do Estado do Rio Grande do Sul SA Class B	1,331,245	3,154,143

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Cia Ferro Ligas da Bahia - FERBASA	330,538	$3,281,739
	Eucatex SA Industria e Comercio	262,828	465,276
	Gerdau SA	368,620	2,179,906
	Grazziotin SA	6,400	40,526
	Marcopolo SA	3,087,243	1,784,208
	Petroleo Brasileiro SA	3,992,173	20,626,770
	Schulz SA	236,960	470,894
	Unipar Carbocloro SA	207,349	3,643,555
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,098,671	4,339,205
TOTAL BRAZIL			67,841,066
COLOMBIA — (0.0%)
	Grupo Argos SA	374,078	776,516
	Grupo de Inversiones Suramericana SA	869,739	3,651,199
TOTAL COLOMBIA			4,427,715
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	775,328
TOTAL PREFERRED STOCKS			73,044,109
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Gafisa SA Rights 08/23/21	13,552	208
GREECE — (0.0%)
*	Ellaktor SA Rights 08/03/21	58,842	17,014
SOUTH KOREA — (0.0%)
*	Comtec Systems Co., Ltd. Rights Exp 07/26/21	127,315	30,549
*	Kukdo Chemical Co., Ltd. Rights 08/12/21	2,844	79,244
*	TYC Brother Industrial Co., Ltd. Rights Exp 06/23/21	104,751	0
TOTAL SOUTH KOREA			109,793
TAIWAN — (0.0%)
*	Chen Full International Co., Ltd. Rights 09/02/21	21,790	0
*	Everest Textile Co., Ltd. Rights 09/10/21	891,643	57,392
*	I Chiun Precision Industry Co., Ltd. Rights 08/16/21	84,532	40,505
*	Shin Kong Financial Holding Co., Ltd. Rights 08/13/21	2,188,887	75,924
TOTAL TAIWAN			173,821
THAILAND — (0.0%)
*	Millcon Steel PCL Rights 05/23/24	68,738	795
*	Samart Telcoms PCL Rights 05/17/24	18,983	982
TOTAL THAILAND			1,777
TOTAL RIGHTS/WARRANTS			302,613
TOTAL INVESTMENT SECURITIES (Cost $10,404,078,097)			13,530,587,183

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	17,909,987	207,218,551
TOTAL INVESTMENTS — (100.0%)
(Cost $10,611,246,003)^^			$13,737,805,734

Dimensional Emerging Markets Value Fund
CONTINUED
As of July 31, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	454	09/17/21	$99,367,263	$99,641,650	$274,387
Total Futures Contracts			$99,367,263	$99,641,650	$274,387
Summary of the Fund's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$1,007,451	—	$1,007,451
Brazil	$575,856,494	—	—	575,856,494
Chile	94,423,862	—	—	94,423,862
China	333,926,713	3,908,113,795	—	4,242,040,508
Colombia	10,239,900	—	—	10,239,900
Czech Republic	—	20,175,942	—	20,175,942
Greece	—	31,481,798	—	31,481,798
Hong Kong	5,004,176	8,849,894	—	13,854,070
Hungary	—	28,892,218	—	28,892,218
India	98,210,116	1,668,913,637	—	1,767,123,753
Indonesia	177,252	170,446,551	—	170,623,803
Malaysia	—	229,558,836	—	229,558,836
Mexico	344,211,305	—	—	344,211,305
Philippines	—	119,186,460	—	119,186,460
Poland	—	108,055,810	—	108,055,810
Qatar	—	32,369,420	—	32,369,420
Russia	20,390,963	185,571,586	—	205,962,549
Saudi Arabia	—	363,013,534	—	363,013,534
South Africa	67,268,687	496,327,868	—	563,596,555
South Korea	260,461,785	1,666,663,317	—	1,927,125,102
Taiwan	29,857,878	2,243,772,622	—	2,273,630,500
Thailand	226,761,452	—	—	226,761,452
Turkey	—	67,492,221	—	67,492,221
United Arab Emirates	—	40,233,118	—	40,233,118
United Kingdom	—	323,800	—	323,800
Preferred Stocks
Brazil	67,841,066	—	—	67,841,066
Colombia	4,427,715	—	—	4,427,715
Philippines	—	775,328	—	775,328
Rights/Warrants
Brazil	—	208	—	208
Greece	—	17,014	—	17,014
South Korea	—	109,793	—	109,793
Taiwan	—	173,821	—	173,821
Thailand	—	1,777	—	1,777
Securities Lending Collateral	—	207,218,551	—	207,218,551
Futures Contracts**	274,387	—	—	274,387
TOTAL	$2,139,333,751	$11,598,746,370	—	$13,738,080,121
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor").
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund:
2.    FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2021, the total cost of securities for federal income tax purposes was $10,779,262 for the Dimensional Emerging Markets Value Fund.
RECENTLY ISSUED ACCOUNTING STANDARDS
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Fund is expected to be immaterial.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
On June 3, 2021, President Biden issued an Executive Order titled "Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Fund.
Management has evaluated the impact of all other subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.